MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (10.7%)
Activision Blizzard, Inc.	90,146	7,297,319
Alphabet, Inc. Cl A*	35,205	51,596,448
Alphabet, Inc. Cl C*	34,404	50,560,118
AT&T, Inc.	833,173	23,753,762
CenturyLink, Inc.	115,595	1,166,353
Charter Communications, Inc. Cl A*	17,438	10,887,241
Comcast Corp. Cl A	527,887	24,420,053
Discovery, Inc. Cl A*	18,806	409,407
Discovery, Inc. Cl C*	36,266	710,814
DISH Network Corp. Cl A*	29,069	843,873
Electronic Arts, Inc.*	33,689	4,393,382
Facebook, Inc. Cl A*	279,739	73,263,644
Fox Corp. Cl A	40,213	1,119,128
Fox Corp. Cl B	18,306	512,019
Interpublic Group of Cos., Inc.	45,803	763,536
Live Nation Entertainment, Inc.*	16,610	894,947
Netflix, Inc.*	51,511	25,757,045
News Corp. Cl A	45,393	636,410
News Corp. Cl B	14,030	196,139
Omnicom Group, Inc.	25,088	1,241,856
Take-Two Interactive Software, Inc.*	13,386	2,211,635
T-Mobile US, Inc.*	67,747	7,747,547
Twitter, Inc.*	92,086	4,097,827
Verizon Communications, Inc.	481,733	28,658,296
ViacomCBS, Inc. Cl B	65,813	1,843,422
Walt Disney Co.	210,297	26,093,652

		351,075,873

CONSUMER DISCRETIONARY (11.4%)
Advance Auto Parts, Inc.	8,092	1,242,122
Amazon.com, Inc.*	49,786	156,762,672
Aptiv PLC	31,652	2,901,855
AutoZone, Inc.*	2,711	3,192,582
Best Buy Co., Inc.	26,852	2,988,359
Booking Hldgs., Inc.*	4,819	8,243,767
BorgWarner, Inc.	24,295	941,188
CarMax, Inc.*	19,056	1,751,437
Carnival Corp.	61,213	929,213
Chipotle Mexican Grill, Inc. Cl A*	3,301	4,105,487

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Darden Restaurants, Inc.	15,256	1,536,889
Dollar General Corp.	29,052	6,089,880
Dollar Tree, Inc.*	27,690	2,529,205
Domino’s Pizza, Inc.	4,617	1,963,518
DR Horton, Inc.	38,595	2,918,940
eBay, Inc.	77,494	4,037,437
Etsy, Inc.*	13,834	1,682,629
Expedia Group, Inc.	15,908	1,458,605
Ford Motor Co.	458,543	3,053,896
Gap, Inc.	23,871	406,523
Garmin Ltd.	17,553	1,665,078
General Motors Co.	147,509	4,364,791
Genuine Parts Co.	16,882	1,606,660
Hanesbrands, Inc.	40,722	641,372
Hasbro, Inc.	14,896	1,232,197
Hilton Worldwide Hldgs., Inc.	32,364	2,761,296
Home Depot, Inc.	125,678	34,902,037
L Brands, Inc.	27,228	866,123
Las Vegas Sands Corp.	38,222	1,783,439
Leggett & Platt, Inc.	15,605	642,458
Lennar Corp. Cl A	32,030	2,616,210
LKQ Corp.*	32,695	906,632
Lowe’s Cos., Inc.	88,156	14,621,554
Marriott International, Inc. Cl A	31,215	2,889,885
McDonald’s Corp.	86,663	19,021,662
MGM Resorts International	47,980	1,043,565
Mohawk Industries, Inc.*	7,060	688,985
Newell Brands, Inc.	44,138	757,408
NIKE, Inc. Cl B	145,166	18,224,140
Norwegian Cruise Line Hldgs. Ltd.*	32,668	558,949
NVR, Inc.*	404	1,649,580
O’Reilly Automotive, Inc.*	8,638	3,982,809
PulteGroup, Inc.	31,281	1,447,998
PVH Corp.	8,362	498,710
Ralph Lauren Corp. Cl A	5,716	388,517
Ross Stores, Inc.	41,658	3,887,525
Royal Caribbean Cruises Ltd.	20,984	1,358,294
Starbucks Corp.	136,762	11,750,591
Tapestry, Inc.	32,783	512,398
Target Corp.	58,216	9,164,363
Tiffany & Co.	12,592	1,458,783
TJX Cos., Inc.	140,254	7,805,135

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Tractor Supply Co.	13,546	1,941,684
Ulta Beauty, Inc.*	6,589	1,475,804
Under Armour, Inc. Cl A*	21,925	246,218
Under Armour, Inc. Cl C*	22,800	224,352
VF Corp.	37,244	2,616,391
Whirlpool Corp.	7,304	1,343,133
Wynn Resorts Ltd.	11,425	820,429
Yum! Brands, Inc.	35,196	3,213,395

		376,316,754

CONSUMER STAPLES (7.0%)
Altria Group, Inc.	217,012	8,385,344
Archer-Daniels-Midland Co.	65,279	3,034,821
Brown-Forman Corp. Cl B	21,381	1,610,417
Campbell Soup Co.	23,709	1,146,804
Church & Dwight Co., Inc.	28,993	2,716,934
Clorox Co.	14,812	3,113,038
Coca-Cola Co.	450,269	22,229,780
Colgate-Palmolive Co.	100,299	7,738,068
Conagra Brands, Inc.	57,269	2,045,076
Constellation Brands, Inc. Cl A	19,767	3,746,044
Costco Wholesale Corp.	51,502	18,283,210
Estee Lauder Cos., Inc. Cl A	26,281	5,735,828
General Mills, Inc.	71,566	4,414,191
Hershey Co.	17,249	2,472,472
Hormel Foods Corp.	32,890	1,607,992
JM Smucker Co.	13,372	1,544,733
Kellogg Co.	29,891	1,930,660
Kimberly-Clark Corp.	39,889	5,890,010
Kraft Heinz Co.	75,998	2,276,140
Kroger Co.	90,505	3,069,025
Lamb Weston Hldgs., Inc.	17,056	1,130,301
McCormick & Co., Inc.	14,541	2,822,408
Molson Coors Brewing Co. Cl B	22,055	740,166
Mondelez International, Inc. Cl A	166,557	9,568,700
Monster Beverage Corp.*	42,922	3,442,344
PepsiCo, Inc.	161,463	22,378,772
Philip Morris International, Inc.	181,521	13,612,260
Procter & Gamble Co.	290,506	40,377,429
Sysco Corp.	59,206	3,683,797
Tyson Foods, Inc. Cl A	34,657	2,061,398
Walgreens Boots Alliance, Inc.	84,013	3,017,747
Walmart, Inc.	162,203	22,693,822

		228,519,731

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

ENERGY (2.0%)
Apache Corp.	44,111	417,731
Baker Hughes Co. Cl A	76,875	1,021,669
Cabot Oil & Gas Corp.	46,590	808,802
Chevron Corp.	217,628	15,669,216
Concho Resources, Inc.	22,950	1,012,554
ConocoPhillips	125,070	4,107,299
Devon Energy Corp.	44,595	421,869
Diamondback Energy, Inc.	18,244	549,509
EOG Resources, Inc.	67,727	2,434,108
Exxon Mobil Corp.	493,700	16,948,721
Halliburton Co.	102,605	1,236,390
Hess Corp.	32,014	1,310,333
HollyFrontier Corp.	17,094	336,923
Kinder Morgan, Inc.	227,008	2,799,009
Marathon Oil Corp.	91,897	375,859
Marathon Petroleum Corp.	75,391	2,211,972
National Oilwell Varco, Inc.	45,491	412,148
Noble Energy, Inc.	56,484	482,938
Occidental Petroleum Corp.	98,448	985,465
ONEOK, Inc.	51,412	1,335,684
Phillips 66	50,606	2,623,415
Pioneer Natural Resources Co.	19,153	1,646,966
Schlumberger NV	162,417	2,527,209
TechnipFMC PLC	48,681	307,177
Valero Energy Corp.	47,254	2,047,043
Williams Cos., Inc.	141,086	2,772,340

		66,802,349

FINANCIALS (9.6%)
Aflac, Inc.	77,186	2,805,711
Allstate Corp.	36,511	3,437,146
American Express Co.	76,181	7,637,145
American International Group, Inc.	100,504	2,766,875
Ameriprise Financial, Inc.	14,047	2,164,783
Aon PLC Cl A	27,070	5,584,541
Arthur J. Gallagher & Co.	22,471	2,372,488
Assurant, Inc.	6,968	845,288
Bank of America Corp.	888,261	21,398,207
Bank of New York Mellon Corp.	95,395	3,275,864
Berkshire Hathaway, Inc. Cl B*	232,333	49,472,989
BlackRock, Inc. Cl A	16,511	9,304,774

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Capital One Financial Corp.	53,434	3,839,767
Cboe Global Markets, Inc.	12,692	1,113,596
Charles Schwab Corp.	135,565	4,911,520
Chubb Ltd.	52,666	6,115,576
Cincinnati Financial Corp.	17,532	1,366,970
Citigroup, Inc.	243,651	10,503,795
Citizens Financial Group, Inc.	50,122	1,267,084
CME Group, Inc. Cl A	41,937	7,016,479
Comerica, Inc.	16,291	623,131
Discover Financial Svcs.	35,923	2,075,631
E*TRADE Financial Corp.	25,792	1,290,890
Everest Re Group Ltd.	4,699	928,240
Fifth Third Bancorp	83,003	1,769,624
First Republic Bank	20,121	2,194,396
Franklin Resources, Inc.	31,230	635,530
Globe Life, Inc.	11,476	916,932
Goldman Sachs Group, Inc.	40,242	8,087,435
Hartford Financial Svcs. Group, Inc.	41,979	1,547,346
Huntington Bancshares, Inc.	119,046	1,091,652
Intercontinental Exchange, Inc.	65,555	6,558,778
Invesco Ltd.	44,022	502,291
JPMorgan Chase & Co.	354,040	34,083,431
KeyCorp	114,051	1,360,628
Lincoln National Corp.	21,107	661,282
Loews Corp.	27,888	969,108
M&T Bank Corp.	14,997	1,381,074
MarketAxess Hldgs., Inc.	4,457	2,146,447
Marsh & McLennan Cos., Inc.	59,238	6,794,599
MetLife, Inc.	90,034	3,346,564
Moody’s Corp.	18,816	5,453,818
Morgan Stanley	139,918	6,765,035
MSCI, Inc. Cl A	9,732	3,472,183
Nasdaq, Inc.	13,413	1,645,909
Northern Trust Corp.	24,310	1,895,451
People’s United Financial, Inc.	49,670	512,098
PNC Financial Svcs. Group, Inc.	49,620	5,453,734
Principal Financial Group, Inc.	29,808	1,200,368
Progressive Corp.	68,338	6,469,558
Prudential Financial, Inc.	46,208	2,935,132
Raymond James Financial, Inc.	14,257	1,037,339
Regions Financial Corp.	112,457	1,296,629
S&P Global, Inc.	28,096	10,131,418

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

State Street Corp.	41,325	2,451,812
SVB Financial Group*	6,059	1,457,917
Synchrony Financial	63,562	1,663,418
T. Rowe Price Group, Inc.	26,490	3,396,548
Travelers Cos., Inc.	29,608	3,203,290
Truist Financial Corp.	157,323	5,986,140
U.S. Bancorp	160,168	5,742,023
Unum Group	23,747	399,662
Wells Fargo & Co.	481,966	11,331,021
Willis Towers Watson PLC	15,069	3,146,709
WR Berkley Corp.	16,496	1,008,730
Zions Bancorporation	19,253	562,573

		314,784,122

HEALTH CARE (14.0%)
Abbott Laboratories	206,269	22,448,255
AbbVie, Inc.	205,636	18,011,657
ABIOMED, Inc.*	5,233	1,449,855
Agilent Technologies, Inc.	35,738	3,607,394
Alexion Pharmaceuticals, Inc.*	25,516	2,919,796
Align Technology, Inc.*	8,394	2,747,860
AmerisourceBergen Corp. Cl A	17,131	1,660,336
Amgen, Inc.	68,388	17,381,494
Anthem, Inc.	29,234	7,851,960
Baxter International, Inc.	59,103	4,753,063
Becton Dickinson & Co.	33,545	7,805,251
Biogen, Inc.*	18,417	5,224,535
Bio-Rad Laboratories, Inc. Cl A*	2,502	1,289,681
Boston Scientific Corp.*	167,275	6,391,578
Bristol-Myers Squibb Co.	263,156	15,865,675
Cardinal Health, Inc.	33,840	1,588,788
Catalent, Inc.*	19,220	1,646,385
Centene Corp.*	67,274	3,924,092
Cerner Corp.	35,747	2,584,151
Cigna Corp.	42,783	7,247,868
Cooper Cos., Inc.	5,742	1,935,743
CVS Health Corp.	152,587	8,911,081
Danaher Corp.	73,665	15,862,284
DaVita, Inc.*	8,776	751,664
DENTSPLY SIRONA, Inc.	25,486	1,114,503
DexCom, Inc.*	11,220	4,625,221
Edwards Lifesciences Corp.*	72,497	5,786,710
Eli Lilly & Co.	92,535	13,697,031

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Gilead Sciences, Inc.	146,081	9,230,858
HCA Healthcare, Inc.	31,038	3,869,818
Henry Schein, Inc.*	16,769	985,682
Hologic, Inc.*	30,387	2,019,824
Humana, Inc.	15,358	6,356,523
IDEXX Laboratories, Inc.*	9,938	3,906,727
Illumina, Inc.*	16,904	5,224,688
Incyte Corp.*	21,708	1,948,076
Intuitive Surgical, Inc.*	13,751	9,756,885
IQVIA Hldgs., Inc.*	22,468	3,541,631
Johnson & Johnson	305,320	45,456,042
Laboratory Corp. of America Hldgs.*	11,391	2,144,584
McKesson Corp.	18,791	2,798,544
Medtronic PLC	156,499	16,263,376
Merck & Co., Inc.	294,482	24,427,282
Mettler-Toledo International, Inc.*	2,798	2,702,168
Mylan NV*	60,304	894,308
PerkinElmer, Inc.	13,030	1,635,395
Perrigo Co. PLC	15,874	728,775
Pfizer, Inc.	645,757	23,699,282
Quest Diagnostics, Inc.	15,705	1,798,065
Regeneron Pharmaceuticals, Inc.*	12,273	6,870,180
ResMed, Inc.	16,983	2,911,396
STERIS PLC	9,928	1,749,214
Stryker Corp.	38,132	7,945,565
Teleflex, Inc.	5,458	1,858,012
Thermo Fisher Scientific, Inc.	46,021	20,319,192
UnitedHealth Group, Inc.	110,084	34,320,889
Universal Health Svcs., Inc. Cl B	9,120	976,022
Varian Medical Systems, Inc.*	10,652	1,832,144
Vertex Pharmaceuticals, Inc.*	30,552	8,313,810
Waters Corp.*	7,221	1,413,005
West Pharmaceutical Svcs., Inc.	8,634	2,373,487
Zimmer Biomet Hldgs., Inc.	24,390	3,320,455
Zoetis, Inc. Cl A	55,184	9,125,778

		461,801,593

INDUSTRIALS (8.2%)
3M Co.	67,265	10,774,508
Alaska Air Group, Inc.	14,671	537,399
Allegion PLC	10,792	1,067,437
American Airlines Group, Inc.	59,936	736,613
AMETEK, Inc.	26,817	2,665,610

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

AO Smith Corp.	15,743	831,230
Boeing Co.	62,766	10,372,709
Carrier Global Corp.	94,627	2,889,909
Caterpillar, Inc.	63,237	9,431,798
CH Robinson Worldwide, Inc.	15,821	1,616,748
Cintas Corp.	10,165	3,383,217
Copart, Inc.*	24,086	2,532,884
CSX Corp.	89,249	6,931,970
Cummins, Inc.	17,232	3,638,709
Deere & Co.	36,504	8,090,381
Delta Air Lines, Inc.	75,719	2,315,487
Dover Corp.	16,817	1,821,954
Eaton Corp. PLC	46,857	4,780,820
Emerson Electric Co.	70,014	4,590,818
Equifax, Inc.	14,231	2,232,844
Expeditors International of Washington, Inc.	19,592	1,773,468
Fastenal Co.	67,293	3,034,241
FedEx Corp.	28,074	7,061,172
Flowserve Corp.	15,268	416,664
Fortive Corp.	39,417	3,003,970
Fortune Brands Home & Security, Inc.	16,147	1,397,038
General Dynamics Corp.	27,308	3,780,246
General Electric Co.	1,023,907	6,378,941
Honeywell International, Inc.	81,752	13,457,197
Howmet Aerospace, Inc.	46,338	774,771
Huntington Ingalls Industries, Inc.	4,752	668,844
IDEX Corp.	8,856	1,615,423
IHS Markit Ltd.	53,294	4,184,112
Illinois Tool Works, Inc.	33,822	6,534,749
Ingersoll Rand, Inc.*	43,611	1,552,552
Jacobs Engineering Group, Inc.	15,261	1,415,763
JB Hunt Transport Svcs., Inc.	9,840	1,243,579
Johnson Controls International PLC	86,934	3,551,254
Kansas City Southern	11,005	1,990,034
L-3 Harris Technologies, Inc.	25,352	4,305,784
Lockheed Martin Corp.	28,827	11,048,813
Masco Corp.	30,505	1,681,741
Nielsen Hldgs. PLC	42,110	597,120
Norfolk Southern Corp.	29,746	6,365,346
Northrop Grumman Corp.	18,168	5,731,822
Old Dominion Freight Line, Inc.	11,380	2,058,870
Otis Worldwide Corp.	47,877	2,988,482

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

PACCAR, Inc.	40,570	3,459,810
Parker-Hannifin Corp.	15,099	3,055,132
Pentair PLC	19,400	887,938
Quanta Svcs., Inc.	16,101	851,099
Raytheon Technologies Corp.	179,259	10,314,563
Republic Svcs., Inc. Cl A	24,535	2,290,342
Robert Half International, Inc.	13,409	709,872
Rockwell Automation, Inc.	13,603	3,001,910
Rollins, Inc.	17,378	941,714
Roper Technologies, Inc.	12,242	4,836,937
Snap-on, Inc.	6,381	938,836
Southwest Airlines Co.	69,423	2,603,362
Stanley Black & Decker, Inc.	18,780	3,046,116
Teledyne Technologies, Inc.*	4,328	1,342,589
Textron, Inc.	26,984	973,853
Trane Technologies PLC	28,006	3,395,727
TransDigm Group, Inc.	6,414	3,047,420
Union Pacific Corp.	79,273	15,606,475
United Airlines Hldgs., Inc.*	34,330	1,192,967
United Parcel Svc., Inc. Cl B	82,690	13,778,635
United Rentals, Inc.*	8,480	1,479,760
Verisk Analytics, Inc. Cl A	19,003	3,521,446
Waste Management, Inc.	45,111	5,105,212
Westinghouse Air Brake Technologies Corp.	20,976	1,297,995
WW Grainger, Inc.	5,272	1,880,891
Xylem, Inc.	21,050	1,770,726

		271,186,368

INFORMATION TECHNOLOGY (27.9%)
Accenture PLC Cl A	74,008	16,725,068
Adobe, Inc.*	56,263	27,593,063
Advanced Micro Devices, Inc.*	137,227	11,251,242
Akamai Technologies, Inc.*	18,995	2,099,707
Amphenol Corp. Cl A	34,892	3,777,757
Analog Devices, Inc.	42,989	5,018,536
ANSYS, Inc.*	10,028	3,281,462
Apple, Inc.	1,875,809	217,237,440
Applied Materials, Inc.	106,673	6,341,710
Arista Networks, Inc.*	6,426	1,329,732
Autodesk, Inc.*	25,740	5,946,197
Automatic Data Processing, Inc.	50,202	7,002,677
Broadcom, Inc.	47,003	17,124,133
Broadridge Financial Solutions, Inc.	13,488	1,780,416

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Cadence Design Systems, Inc.*	32,646	3,481,043
CDW Corp.	16,773	2,004,877
Cisco Systems, Inc.	492,783	19,410,722
Citrix Systems, Inc.	14,473	1,993,077
Cognizant Technology Solutions Corp. Cl A	63,669	4,419,902
Corning, Inc.	88,650	2,873,146
DXC Technology Co.	29,537	527,235
F5 Networks, Inc.*	7,098	871,421
Fidelity National Information Svcs., Inc.	72,432	10,662,715
Fiserv, Inc.*	64,933	6,691,346
FleetCor Technologies, Inc.*	9,799	2,333,142
FLIR Systems, Inc.	15,413	552,556
Fortinet, Inc.*	15,716	1,851,502
Gartner, Inc.*	10,473	1,308,601
Global Payments, Inc.	35,094	6,231,993
Hewlett Packard Enterprise Co.	149,640	1,402,127
HP, Inc.	160,473	3,047,382
Intel Corp.	497,627	25,767,126
International Business Machines Corp.	103,850	12,635,429
Intuit, Inc.	30,761	10,034,546
IPG Photonics Corp.*	4,190	712,174
Jack Henry & Associates, Inc.	8,949	1,455,018
Juniper Networks, Inc.	38,583	829,535
Keysight Technologies, Inc.*	21,919	2,165,159
KLA Corp.	18,145	3,515,412
Lam Research Corp.	17,019	5,646,053
Leidos Hldgs., Inc.	15,659	1,396,000
Mastercard, Inc. Cl A	103,218	34,905,231
Maxim Integrated Products, Inc.	31,037	2,098,412
Microchip Technology, Inc.	29,450	3,026,282
Micron Technology, Inc.*	130,234	6,115,789
Microsoft Corp.	886,336	186,423,051
Motorola Solutions, Inc.	19,851	3,112,835
NetApp, Inc.	26,068	1,142,821
NortonLifeLock, Inc.	69,331	1,444,858
NVIDIA Corp.	72,110	39,027,374
Oracle Corp.	225,782	13,479,185
Paychex, Inc.	37,399	2,983,318
Paycom Software, Inc.*	5,788	1,801,804
PayPal Hldgs., Inc.*	137,092	27,011,237
Qorvo, Inc.*	13,350	1,722,284
QUALCOMM, Inc.	131,279	15,448,913

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Salesforce.com, Inc.*	106,954	26,879,679
Seagate Technology PLC	26,112	1,286,538
ServiceNow, Inc.*	22,373	10,850,905
Skyworks Solutions, Inc.	19,536	2,842,488
Synopsys, Inc.*	17,850	3,819,543
TE Connectivity Ltd.	38,701	3,782,636
Teradyne, Inc.	19,463	1,546,530
Texas Instruments, Inc.	106,654	15,229,125
Tyler Technologies, Inc.*	4,728	1,647,992
VeriSign, Inc.*	11,782	2,413,543
Visa, Inc. Cl A	196,983	39,390,691
Western Digital Corp.	35,533	1,298,731
Western Union Co.	47,920	1,026,926
Xerox Hldgs. Corp.	20,947	393,175
Xilinx, Inc.	28,699	2,991,584
Zebra Technologies Corp. Cl A*	6,267	1,582,167

		917,054,026

MATERIALS (2.6%)
Air Products & Chemicals, Inc.	25,787	7,680,916
Albemarle Corp.	12,508	1,116,714
Amcor PLC	182,427	2,015,818
Avery Dennison Corp.	9,771	1,249,125
Ball Corp.	38,212	3,176,181
Celanese Corp. Cl A	13,836	1,486,678
CF Industries Hldgs., Inc.	25,202	773,953
Corteva, Inc.	87,540	2,522,027
Dow, Inc.	86,809	4,084,364
DuPont de Nemours, Inc.	86,083	4,775,885
Eastman Chemical Co.	15,883	1,240,780
Ecolab, Inc.	29,068	5,808,949
FMC Corp.	15,191	1,608,879
Freeport-McMoRan, Inc.	169,535	2,651,527
International Flavors & Fragrances, Inc.	12,519	1,532,952
International Paper Co.	46,037	1,866,340
Linde PLC	61,498	14,644,519
LyondellBasell Industries NV Cl A	30,094	2,121,326
Martin Marietta Materials, Inc.	7,371	1,734,839
Mosaic Co.	40,466	739,314
Newmont Corp.	93,594	5,938,539
Nucor Corp.	35,159	1,577,233
Packaging Corp. of America	11,048	1,204,784
PPG Industries, Inc.	27,625	3,372,460

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Sealed Air Corp.	18,242	707,972
Sherwin-Williams Co.	9,596	6,685,917
Vulcan Materials Co.	15,558	2,108,731
WestRock Co.	30,617	1,063,635

		85,490,357

REAL ESTATE (2.6%)
Alexandria Real Estate Equities, Inc.	13,689	2,190,240
American Tower Corp.	51,650	12,485,354
Apartment Investment & Management Co. Cl A	17,362	585,447
AvalonBay Communities, Inc.	16,450	2,456,643
Boston Properties, Inc.	16,532	1,327,520
CBRE Group, Inc. Cl A*	39,297	1,845,780
Crown Castle International Corp.	48,900	8,141,850
Digital Realty Trust, Inc.	31,374	4,604,448
Duke Realty Corp.	43,442	1,603,010
Equinix, Inc.	10,322	7,846,062
Equity Residential	39,990	2,052,687
Essex Property Trust, Inc.	7,624	1,530,823
Extra Space Storage, Inc.	15,042	1,609,344
Federal Realty Investment Trust	8,041	590,531
Healthpeak Properties, Inc.	62,776	1,704,368
Host Hotels & Resorts, Inc.	83,061	896,228
Iron Mountain, Inc.	33,884	907,752
Kimco Realty Corp.	50,635	570,150
Mid-America Apartment Communities, Inc.	13,342	1,547,005
Prologis, Inc.	86,390	8,692,562
Public Storage	17,736	3,950,162
Realty Income Corp.	40,420	2,455,515
Regency Centers Corp.	18,471	702,267
SBA Communications Corp. Cl A	13,061	4,159,667
Simon Property Group, Inc.	35,999	2,328,415
SL Green Realty Corp.	8,561	396,974
UDR, Inc.	34,484	1,124,523
Ventas, Inc.	43,262	1,815,274
Vornado Realty Trust	18,380	619,590
Welltower, Inc.	48,549	2,674,564
Weyerhaeuser Co.	87,727	2,501,974

		85,916,729

UTILITIES (2.9%)
AES Corp.	77,684	1,406,857
Alliant Energy Corp.	29,119	1,503,996
Ameren Corp.	28,796	2,277,188

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

American Electric Power Co., Inc.	57,827	4,726,201
American Water Works Co., Inc.	21,160	3,065,661
Atmos Energy Corp.	14,355	1,372,194
CenterPoint Energy, Inc.	63,815	1,234,820
CMS Energy Corp.	33,401	2,051,155
Consolidated Edison, Inc.	38,854	3,022,841
Dominion Energy, Inc.	97,763	7,716,434
DTE Energy Co.	22,448	2,582,418
Duke Energy Corp.	85,897	7,607,038
Edison International	44,539	2,264,363
Entergy Corp.	23,390	2,304,617
Evergy, Inc.	26,350	1,339,107
Eversource Energy	40,010	3,342,835
Exelon Corp.	113,546	4,060,405
FirstEnergy Corp.	63,472	1,822,281
NextEra Energy, Inc.	57,130	15,857,003
NiSource, Inc.	44,917	988,174
NRG Energy, Inc.	28,389	872,678
Pinnacle West Capital Corp.	13,171	981,898
PPL Corp.	89,294	2,429,690
Public Svc. Enterprise Group, Inc.	59,114	3,245,950
Sempra Energy	34,005	4,024,832
Southern Co.	122,893	6,663,258
WEC Energy Group, Inc.	36,705	3,556,715
Xcel Energy, Inc.	61,313	4,231,210

		96,551,819

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $1,725,039,801) 98.9%		3,255,499,721

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.9%)
U.S. Treasury Bill (1)	A-1+	0.08	11/03/20	10,000,000	9,999,235
U.S. Treasury Bill (1)	A-1+	0.10	11/12/20	14,000,000	13,998,407
U.S. Treasury Bill	A-1+	0.13	10/08/20	5,000,000	4,999,872

					28,997,514

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $28,997,514) 0.9%					28,997,514

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
WARRANTS
Energy (0.0%) (2)
Occidental Petroleum Corp. - expiring 08/03/2027*	13,599	40,797

TOTAL INDEXED ASSETS - WARRANTS (Cost: $67,315) 0.0% (2)		40,797

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
Citibank, New York Time Deposit	0.01	10/01/20	2,703,671	2,703,671

TOTAL TEMPORARY CASH INVESTMENT (Cost: $2,703,671) 0.1%				2,703,671

TOTAL INVESTMENTS (Cost: $1,756,808,301) 99.9%				3,287,241,703

OTHER NET ASSETS 0.1%				2,518,177

NET ASSETS 100.0%				$3,289,759,880

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (6.4%)
Activision Blizzard, Inc.	4,516	365,570
Alphabet, Inc. Cl A*	1,764	2,585,318
Alphabet, Inc. Cl C*	1,723	2,532,121
AT&T, Inc.	41,738	1,189,951
CenturyLink, Inc.	5,790	58,421
Charter Communications, Inc. Cl A*	874	545,673
Comcast Corp. Cl A	26,445	1,223,346
Discovery, Inc. Cl A*	942	20,507
Discovery, Inc. Cl C*	1,817	35,613
DISH Network Corp. Cl A*	1,457	42,297
Electronic Arts, Inc.*	1,688	220,132
Facebook, Inc. Cl A*	14,014	3,670,267
Fox Corp. Cl A	2,014	56,050
Fox Corp. Cl B	918	25,676
Interpublic Group of Cos., Inc.	2,295	38,258
Live Nation Entertainment, Inc.*	833	44,882
Netflix, Inc.*	2,580	1,290,077
News Corp. Cl A	2,274	31,881
News Corp. Cl B	703	9,828
Omnicom Group, Inc.	1,257	62,222
Take-Two Interactive Software, Inc.*	671	110,863
T-Mobile US, Inc.*	3,394	388,138
Twitter, Inc.*	4,613	205,278
Verizon Communications, Inc.	24,133	1,435,672
ViacomCBS, Inc. Cl B	3,296	92,321
Walt Disney Co.	10,535	1,307,183

		17,587,545

CONSUMER DISCRETIONARY (6.8%)
Advance Auto Parts, Inc.	406	62,321
Amazon.com, Inc.*	2,494	7,852,933
Aptiv PLC	1,585	145,313
AutoZone, Inc.*	136	160,159
Best Buy Co., Inc.	1,345	149,685
Booking Hldgs., Inc.*	241	412,274
BorgWarner, Inc.	1,217	47,146
CarMax, Inc.*	955	87,774
Carnival Corp.	3,066	46,542
Chipotle Mexican Grill, Inc. Cl A*	165	205,212
Darden Restaurants, Inc.	764	76,965
Dollar General Corp.	1,456	305,207
Dollar Tree, Inc.*	1,388	126,780
Domino’s Pizza, Inc.	231	98,240
DR Horton, Inc.	1,934	146,268
eBay, Inc.	3,882	202,252
Etsy, Inc.*	693	84,290
Expedia Group, Inc.	796	72,985
Ford Motor Co.	22,970	152,980
Gap, Inc.	1,196	20,368
Garmin Ltd.	879	83,382
General Motors Co.	7,389	218,641
Genuine Parts Co.	845	80,418
Hanesbrands, Inc.	2,040	32,130
Hasbro, Inc.	747	61,792

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Hilton Worldwide Hldgs., Inc.	1,622	138,389
Home Depot, Inc.	6,296	1,748,462
L Brands, Inc.	1,364	43,389
Las Vegas Sands Corp.	1,915	89,354
Leggett & Platt, Inc.	781	32,154
Lennar Corp. Cl A	1,605	131,096
LKQ Corp.*	1,638	45,422
Lowe’s Cos., Inc.	4,417	732,604
Marriott International, Inc. Cl A	1,564	144,795
McDonald’s Corp.	4,342	953,026
MGM Resorts International	2,404	52,287
Mohawk Industries, Inc.*	353	34,449
Newell Brands, Inc.	2,212	37,958
NIKE, Inc. Cl B	7,272	912,927
Norwegian Cruise Line Hldgs. Ltd.*	1,636	27,992
NVR, Inc.*	21	85,746
O’Reilly Automotive, Inc.*	433	199,648
PulteGroup, Inc.	1,567	72,536
PVH Corp.	418	24,930
Ralph Lauren Corp. Cl A	286	19,439
Ross Stores, Inc.	2,086	194,665
Royal Caribbean Cruises Ltd.	1,051	68,031
Starbucks Corp.	6,851	588,638
Tapestry, Inc.	1,642	25,664
Target Corp.	2,917	459,194
Tiffany & Co.	631	73,101
TJX Cos., Inc.	7,026	390,997
Tractor Supply Co.	679	97,328
Ulta Beauty, Inc.*	331	74,137
Under Armour, Inc. Cl A*	1,099	12,342
Under Armour, Inc. Cl C*	1,143	11,247
VF Corp.	1,866	131,087
Whirlpool Corp.	366	67,304
Wynn Resorts Ltd.	573	41,147
Yum! Brands, Inc.	1,763	160,962

		18,854,504

CONSUMER STAPLES (4.1%)
Altria Group, Inc.	10,872	420,094
Archer-Daniels-Midland Co.	3,270	152,022
Brown-Forman Corp. Cl B	1,072	80,743
Campbell Soup Co.	1,187	57,415
Church & Dwight Co., Inc.	1,452	136,067
Clorox Co.	742	155,946
Coca-Cola Co.	22,557	1,113,639
Colgate-Palmolive Co.	5,024	387,602
Conagra Brands, Inc.	2,868	102,416
Constellation Brands, Inc. Cl A	990	187,615
Costco Wholesale Corp.	2,580	915,900
Estee Lauder Cos., Inc. Cl A	1,317	287,435
General Mills, Inc.	3,585	221,123
Hershey Co.	864	123,846
Hormel Foods Corp.	1,647	80,522
JM Smucker Co.	669	77,283
Kellogg Co.	1,497	96,691
Kimberly-Clark Corp.	1,998	295,025
Kraft Heinz Co.	3,807	114,020
Kroger Co.	4,534	153,748

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Lamb Weston Hldgs., Inc.	855	56,661
McCormick & Co., Inc.	728	141,305
Molson Coors Brewing Co. Cl B	1,105	37,084
Mondelez International, Inc. Cl A	8,344	479,363
Monster Beverage Corp.*	2,151	172,510
PepsiCo, Inc.	8,089	1,121,135
Philip Morris International, Inc.	9,094	681,959
Procter & Gamble Co.	14,553	2,022,721
Sysco Corp.	2,966	184,544
Tyson Foods, Inc. Cl A	1,736	103,257
Walgreens Boots Alliance, Inc.	4,209	151,187
Walmart, Inc.	8,126	1,136,909

		11,447,787

ENERGY (1.2%)
Apache Corp.	2,209	20,919
Baker Hughes Co. Cl A	3,851	51,180
Cabot Oil & Gas Corp.	2,334	40,518
Chevron Corp.	10,903	785,016
Concho Resources, Inc.	1,149	50,694
ConocoPhillips	6,265	205,743
Devon Energy Corp.	2,234	21,134
Diamondback Energy, Inc.	914	27,530
EOG Resources, Inc.	3,393	121,944
Exxon Mobil Corp.	24,733	849,084
Halliburton Co.	5,140	61,937
Hess Corp.	1,603	65,611
HollyFrontier Corp.	857	16,891
Kinder Morgan, Inc.	11,372	140,217
Marathon Oil Corp.	4,604	18,830
Marathon Petroleum Corp.	3,777	110,817
National Oilwell Varco, Inc.	2,278	20,639
Noble Energy, Inc.	2,829	24,188
Occidental Petroleum Corp.	4,932	49,369
ONEOK, Inc.	2,575	66,899
Phillips 66	2,536	131,466
Pioneer Natural Resources Co.	959	82,464
Schlumberger NV	8,136	126,596
TechnipFMC PLC	2,439	15,390
Valero Energy Corp.	2,368	102,582
Williams Cos., Inc.	7,068	138,886

		3,346,544

FINANCIALS (5.7%)
Aflac, Inc.	3,867	140,565
Allstate Corp.	1,830	172,276
American Express Co.	3,817	382,654
American International Group, Inc.	5,034	138,586
Ameriprise Financial, Inc.	704	108,493
Aon PLC Cl A	1,356	279,743
Arthur J. Gallagher & Co.	1,125	118,777
Assurant, Inc.	350	42,458
Bank of America Corp.	44,498	1,071,957
Bank of New York Mellon Corp.	4,778	164,076
Berkshire Hathaway, Inc. Cl B*	11,638	2,478,196
BlackRock, Inc. Cl A	828	466,619
Capital One Financial Corp.	2,676	192,298
Cboe Global Markets, Inc.	636	55,803
Charles Schwab Corp.	6,791	246,038

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Chubb Ltd.	2,639	306,441
Cincinnati Financial Corp.	879	68,536
Citigroup, Inc.	12,205	526,158
Citizens Financial Group, Inc.	2,510	63,453
CME Group, Inc. Cl A	2,100	351,351
Comerica, Inc.	816	31,212
Discover Financial Svcs.	1,799	103,946
E*TRADE Financial Corp.	1,293	64,715
Everest Re Group Ltd.	235	46,422
Fifth Third Bancorp	4,158	88,649
First Republic Bank	1,007	109,824
Franklin Resources, Inc.	1,565	31,848
Globe Life, Inc.	574	45,862
Goldman Sachs Group, Inc.	2,015	404,955
Hartford Financial Svcs. Group, Inc.	2,102	77,480
Huntington Bancshares, Inc.	5,963	54,681
Intercontinental Exchange, Inc.	3,284	328,564
Invesco Ltd.	2,205	25,159
JPMorgan Chase & Co.	17,736	1,707,445
KeyCorp	5,713	68,156
Lincoln National Corp.	1,058	33,147
Loews Corp.	1,398	48,581
M&T Bank Corp.	751	69,160
MarketAxess Hldgs., Inc.	223	107,395
Marsh & McLennan Cos., Inc.	2,968	340,430
MetLife, Inc.	4,510	167,637
Moody’s Corp.	942	273,039
Morgan Stanley	7,009	338,885
MSCI, Inc. Cl A	488	174,109
Nasdaq, Inc.	672	82,461
Northern Trust Corp.	1,217	94,889
People’s United Financial, Inc.	2,488	25,651
PNC Financial Svcs. Group, Inc.	2,485	273,126
Principal Financial Group, Inc.	1,493	60,123
Progressive Corp.	3,424	324,150
Prudential Financial, Inc.	2,314	146,985
Raymond James Financial, Inc.	714	51,951
Regions Financial Corp.	5,633	64,948
S&P Global, Inc.	1,407	507,364
State Street Corp.	2,070	122,813
SVB Financial Group*	303	72,908
Synchrony Financial	3,184	83,325
T. Rowe Price Group, Inc.	1,328	170,276
Travelers Cos., Inc.	1,483	160,446
Truist Financial Corp.	7,882	299,910
U.S. Bancorp	8,024	287,660
Unum Group	1,189	20,011
Wells Fargo & Co.	24,144	567,625
Willis Towers Watson PLC	754	157,450
WR Berkley Corp.	827	50,571
Zions Bancorporation	964	28,168

		15,768,590

HEALTH CARE (8.4%)
Abbott Laboratories	10,333	1,124,540
AbbVie, Inc.	10,302	902,352
ABIOMED, Inc.*	263	72,867
Agilent Technologies, Inc.	1,791	180,784

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Alexion Pharmaceuticals, Inc.*	1,279	146,356
Align Technology, Inc.*	420	137,491
AmerisourceBergen Corp. Cl A	859	83,254
Amgen, Inc.	3,426	870,752
Anthem, Inc.	1,465	393,484
Baxter International, Inc.	2,961	238,124
Becton Dickinson & Co.	1,681	391,135
Biogen, Inc.*	923	261,837
Bio-Rad Laboratories, Inc. Cl A*	125	64,432
Boston Scientific Corp.*	8,379	320,162
Bristol-Myers Squibb Co.	13,183	794,803
Cardinal Health, Inc.	1,696	79,627
Catalent, Inc.*	962	82,405
Centene Corp.*	3,371	196,631
Cerner Corp.	1,790	129,399
Cigna Corp.	2,144	363,215
Cooper Cos., Inc.	287	96,753
CVS Health Corp.	7,644	446,410
Danaher Corp.	3,690	794,568
DaVita, Inc.*	440	37,686
DENTSPLY SIRONA, Inc.	1,277	55,843
DexCom, Inc.*	562	231,673
Edwards Lifesciences Corp.*	3,631	289,826
Eli Lilly & Co.	4,636	686,221
Gilead Sciences, Inc.	7,319	462,488
HCA Healthcare, Inc.	1,554	193,753
Henry Schein, Inc.*	840	49,375
Hologic, Inc.*	1,522	101,167
Humana, Inc.	770	318,695
IDEXX Laboratories, Inc.*	497	195,376
Illumina, Inc.*	847	261,791
Incyte Corp.*	1,087	97,547
Intuitive Surgical, Inc.*	688	488,163
IQVIA Hldgs., Inc.*	1,125	177,334
Johnson & Johnson	15,296	2,277,269
Laboratory Corp. of America Hldgs.*	570	107,314
McKesson Corp.	942	140,292
Medtronic PLC	7,840	814,733
Merck & Co., Inc.	14,753	1,223,761
Mettler-Toledo International, Inc.*	141	136,171
Mylan NV*	3,021	44,801
PerkinElmer, Inc.	652	81,832
Perrigo Co. PLC	795	36,498
Pfizer, Inc.	32,350	1,187,245
Quest Diagnostics, Inc.	786	89,989
Regeneron Pharmaceuticals, Inc.*	614	343,705
ResMed, Inc.	850	145,715
STERIS PLC	497	87,567
Stryker Corp.	1,910	397,987
Teleflex, Inc.	273	92,935
Thermo Fisher Scientific, Inc.	2,306	1,018,145
UnitedHealth Group, Inc.	5,515	1,719,412
Universal Health Svcs., Inc. Cl B	456	48,801
Varian Medical Systems, Inc.*	533	91,676
Vertex Pharmaceuticals, Inc.*	1,530	416,343
Waters Corp.*	361	70,640
West Pharmaceutical Svcs., Inc.	432	118,757

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Zimmer Biomet Hldgs., Inc.	1,221	166,227
Zoetis, Inc. Cl A	2,765	457,248

		23,133,382

INDUSTRIALS (4.9%)
3M Co.	3,369	539,646
Alaska Air Group, Inc.	734	26,886
Allegion PLC	540	53,411
American Airlines Group, Inc.	3,002	36,895
AMETEK, Inc.	1,343	133,494
AO Smith Corp.	789	41,659
Boeing Co.	3,144	519,577
Carrier Global Corp.	4,741	144,790
Caterpillar, Inc.	3,167	472,358
CH Robinson Worldwide, Inc.	792	80,935
Cintas Corp.	509	169,411
Copart, Inc.*	1,207	126,928
CSX Corp.	4,471	347,263
Cummins, Inc.	864	182,442
Deere & Co.	1,829	405,361
Delta Air Lines, Inc.	3,793	115,990
Dover Corp.	843	91,331
Eaton Corp. PLC	2,347	239,465
Emerson Electric Co.	3,507	229,954
Equifax, Inc.	713	111,870
Expeditors International of Washington, Inc.	981	88,800
Fastenal Co.	3,371	151,999
FedEx Corp.	1,406	353,637
Flowserve Corp.	764	20,849
Fortive Corp.	1,974	150,438
Fortune Brands Home & Security, Inc.	809	69,995
General Dynamics Corp.	1,368	189,372
General Electric Co.	51,293	319,555
Honeywell International, Inc.	4,096	674,243
Howmet Aerospace, Inc.	2,321	38,807
Huntington Ingalls Industries, Inc.	238	33,498
IDEX Corp.	443	80,808
IHS Markit Ltd.	2,670	209,622
Illinois Tool Works, Inc.	1,694	327,298
Ingersoll Rand, Inc.*	2,184	77,751
Jacobs Engineering Group, Inc.	764	70,876
JB Hunt Transport Svcs., Inc.	493	62,305
Johnson Controls International PLC	4,355	177,902
Kansas City Southern	552	99,818
L-3 Harris Technologies, Inc.	1,270	215,697
Lockheed Martin Corp.	1,445	553,840
Masco Corp.	1,529	84,294
Nielsen Hldgs. PLC	2,109	29,905
Norfolk Southern Corp.	1,491	319,059
Northrop Grumman Corp.	910	287,096
Old Dominion Freight Line, Inc.	570	103,124
Otis Worldwide Corp.	2,398	149,683
PACCAR, Inc.	2,032	173,289
Parker-Hannifin Corp.	756	152,969
Pentair PLC	971	44,443
Quanta Svcs., Inc.	806	42,605
Raytheon Technologies Corp.	8,980	516,709
Republic Svcs., Inc. Cl A	1,229	114,727

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Robert Half International, Inc.	671	35,523
Rockwell Automation, Inc.	681	150,283
Rollins, Inc.	870	47,145
Roper Technologies, Inc.	613	242,203
Snap-on, Inc.	319	46,934
Southwest Airlines Co.	3,477	130,388
Stanley Black & Decker, Inc.	940	152,468
Teledyne Technologies, Inc.*	216	67,005
Textron, Inc.	1,351	48,758
Trane Technologies PLC	1,403	170,114
TransDigm Group, Inc.	321	152,514
Union Pacific Corp.	3,972	781,968
United Airlines Hldgs., Inc.*	1,719	59,735
United Parcel Svc., Inc. Cl B	4,142	690,181
United Rentals, Inc.*	424	73,988
Verisk Analytics, Inc. Cl A	951	176,230
Waste Management, Inc.	2,260	255,764
Westinghouse Air Brake Technologies Corp.	1,051	65,036
WW Grainger, Inc.	264	94,187
Xylem, Inc.	1,055	88,747

		13,583,850

INFORMATION TECHNOLOGY (16.6%)
Accenture PLC Cl A	3,708	837,971
Adobe, Inc.*	2,819	1,382,522
Advanced Micro Devices, Inc.*	6,875	563,681
Akamai Technologies, Inc.*	951	105,124
Amphenol Corp. Cl A	1,747	189,148
Analog Devices, Inc.	2,154	251,458
ANSYS, Inc.*	503	164,597
Apple, Inc.	93,970	10,882,666
Applied Materials, Inc.	5,344	317,701
Arista Networks, Inc.*	321	66,425
Autodesk, Inc.*	1,289	297,772
Automatic Data Processing, Inc.	2,515	350,817
Broadcom, Inc.	2,354	857,609
Broadridge Financial Solutions, Inc.	675	89,100
Cadence Design Systems, Inc.*	1,636	174,447
CDW Corp.	840	100,405
Cisco Systems, Inc.	24,687	972,421
Citrix Systems, Inc.	725	99,840
Cognizant Technology Solutions Corp. Cl A	3,189	221,380
Corning, Inc.	4,441	143,933
DXC Technology Co.	1,480	26,418
F5 Networks, Inc.*	356	43,706
Fidelity National Information Svcs., Inc.	3,628	534,078
Fiserv, Inc.*	3,253	335,222
FleetCor Technologies, Inc.*	491	116,907
FLIR Systems, Inc.	772	27,676
Fortinet, Inc.*	787	92,716
Gartner, Inc.*	524	65,474
Global Payments, Inc.	1,759	312,363
Hewlett Packard Enterprise Co.	7,497	70,247
HP, Inc.	8,039	152,661
Intel Corp.	24,928	1,290,772
International Business Machines Corp.	5,202	632,927
Intuit, Inc.	1,541	502,689
IPG Photonics Corp.*	209	35,524

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Jack Henry & Associates, Inc.	449	73,003
Juniper Networks, Inc.	1,933	41,559
Keysight Technologies, Inc.*	1,099	108,559
KLA Corp.	909	176,110
Lam Research Corp.	852	282,651
Leidos Hldgs., Inc.	784	69,894
Mastercard, Inc. Cl A	5,171	1,748,677
Maxim Integrated Products, Inc.	1,555	105,134
Microchip Technology, Inc.	1,475	151,571
Micron Technology, Inc.*	6,525	306,414
Microsoft Corp.	44,402	9,339,073
Motorola Solutions, Inc.	995	156,026
NetApp, Inc.	1,305	57,211
NortonLifeLock, Inc.	3,473	72,377
NVIDIA Corp.	3,613	1,955,428
Oracle Corp.	11,311	675,267
Paychex, Inc.	1,873	149,409
Paycom Software, Inc.*	289	89,966
PayPal Hldgs., Inc.*	6,868	1,353,202
Qorvo, Inc.*	669	86,308
QUALCOMM, Inc.	6,577	773,981
Salesforce.com, Inc.*	5,357	1,346,321
Seagate Technology PLC	1,309	64,494
ServiceNow, Inc.*	1,120	543,200
Skyworks Solutions, Inc.	978	142,299
Synopsys, Inc.*	894	191,298
TE Connectivity Ltd.	1,938	189,420
Teradyne, Inc.	975	77,473
Texas Instruments, Inc.	5,343	762,927
Tyler Technologies, Inc.*	236	82,260
VeriSign, Inc.*	591	121,066
Visa, Inc. Cl A	9,868	1,973,304
Western Digital Corp.	1,780	65,059
Western Union Co.	2,401	51,454
Xerox Hldgs. Corp.	1,050	19,708
Xilinx, Inc.	1,437	149,793
Zebra Technologies Corp. Cl A*	313	79,020

		45,939,313

MATERIALS (1.5%)
Air Products & Chemicals, Inc.	1,292	384,835
Albemarle Corp.	626	55,889
Amcor PLC	9,139	100,986
Avery Dennison Corp.	489	62,514
Ball Corp.	1,914	159,092
Celanese Corp. Cl A	693	74,463
CF Industries Hldgs., Inc.	1,262	38,756
Corteva, Inc.	4,386	126,361
Dow, Inc.	4,348	204,573
DuPont de Nemours, Inc.	4,312	239,230
Eastman Chemical Co.	795	62,105
Ecolab, Inc.	1,456	290,967
FMC Corp.	761	80,597
Freeport-McMoRan, Inc.	8,493	132,831
International Flavors & Fragrances, Inc.	628	76,899
International Paper Co.	2,307	93,526
Linde PLC	3,081	733,678
LyondellBasell Industries NV Cl A	1,508	106,299

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Martin Marietta Materials, Inc.	369	86,848
Mosaic Co.	2,028	37,052
Newmont Corp.	4,689	297,517
Nucor Corp.	1,761	78,998
Packaging Corp. of America	554	60,414
PPG Industries, Inc.	1,383	168,837
Sealed Air Corp.	913	35,433
Sherwin-Williams Co.	480	334,435
Vulcan Materials Co.	779	105,585
WestRock Co.	1,533	53,256

		4,281,976

REAL ESTATE (1.6%)
Alexandria Real Estate Equities, Inc.	686	109,760
American Tower Corp.	2,588	625,597
Apartment Investment & Management Co. Cl A	870	29,336
AvalonBay Communities, Inc.	825	123,206
Boston Properties, Inc.	829	66,569
CBRE Group, Inc. Cl A*	1,968	92,437
Crown Castle International Corp.	2,449	407,759
Digital Realty Trust, Inc.	1,571	230,560
Duke Realty Corp.	2,176	80,294
Equinix, Inc.	518	393,747
Equity Residential	2,004	102,865
Essex Property Trust, Inc.	382	76,702
Extra Space Storage, Inc.	754	80,671
Federal Realty Investment Trust	403	29,596
Healthpeak Properties, Inc.	3,145	85,387
Host Hotels & Resorts, Inc.	4,160	44,886
Iron Mountain, Inc.	1,697	45,463
Kimco Realty Corp.	2,536	28,555
Mid-America Apartment Communities, Inc.	669	77,571
Prologis, Inc.	4,328	435,483
Public Storage	888	197,775
Realty Income Corp.	2,024	122,958
Regency Centers Corp.	926	35,207
SBA Communications Corp. Cl A	654	208,286
Simon Property Group, Inc.	1,803	116,618
SL Green Realty Corp.	429	19,893
UDR, Inc.	1,728	56,350
Ventas, Inc.	2,168	90,969
Vornado Realty Trust	921	31,047
Welltower, Inc.	2,433	134,034
Weyerhaeuser Co.	4,394	125,317

		4,304,898

UTILITIES (1.7%)
AES Corp.	3,891	70,466
Alliant Energy Corp.	1,459	75,357
Ameren Corp.	1,443	114,113
American Electric Power Co., Inc.	2,897	236,772
American Water Works Co., Inc.	1,061	153,718
Atmos Energy Corp.	719	68,729
CenterPoint Energy, Inc.	3,197	61,862
CMS Energy Corp.	1,674	102,800
Consolidated Edison, Inc.	1,947	151,477
Dominion Energy, Inc.	4,898	386,599
DTE Energy Co.	1,125	129,420
Duke Energy Corp.	4,304	381,162

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Edison International	2,231	113,424
Entergy Corp.	1,171	115,379
Evergy, Inc.	1,320	67,082
Eversource Energy	2,004	167,434
Exelon Corp.	5,689	203,439
FirstEnergy Corp.	3,179	91,269
NextEra Energy, Inc.	2,862	794,377
NiSource, Inc.	2,251	49,522
NRG Energy, Inc.	1,422	43,712
Pinnacle West Capital Corp.	659	49,128
PPL Corp.	4,474	121,738
Public Svc. Enterprise Group, Inc.	2,961	162,589
Sempra Energy	1,704	201,685
Southern Co.	6,157	333,833
WEC Energy Group, Inc.	1,839	178,199
Xcel Energy, Inc.	3,072	211,999

		4,837,284

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $95,149,163 ) 58.9%		163,085,673

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (1)	A-1+	0.13	10/08/20	500,000	499,987

TOTAL INDEXED ASSETS - SHORT TERM-DEBT (0.2%) (Cost: $499,987) 0.2%					499,987

TOTAL INDEXED ASSETS (Cost: $95,649,150) 59.1%					163,585,660

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (0.8%)
Cardlytics, Inc.*	2,311	163,087
Cogent Communications Hldgs., Inc.	1,866	112,053
Discovery, Inc. Cl A*	3,848	83,771
Discovery, Inc. Cl C*	21,570	422,772
Gray Television, Inc.*	7,422	102,201
ORBCOMM, Inc.*	35,330	120,122
Take-Two Interactive Software, Inc.*	1,739	287,317
TEGNA, Inc.	29,493	346,543
ViacomCBS, Inc. Cl B	3,461	96,943
World Wrestling Entertainment, Inc. Cl A	1,205	48,766
Zynga, Inc. Cl A*	43,548	397,158

		2,180,733

CONSUMER DISCRETIONARY (4.9%)
AutoZone, Inc.*	705	830,236
Bloomin’ Brands, Inc.	45,141	689,303
BorgWarner, Inc.	6,506	252,043
Bright Horizons Family Solutions, Inc.*	1,520	231,101
Caesars Entertainment, Inc.*	12,031	674,458
Capri Hldgs. Ltd.*	15,555	279,990
Chegg, Inc.*	1,867	133,378

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Darden Restaurants, Inc.	2,259	227,572
Deckers Outdoor Corp.*	1,166	256,532
Dollar General Corp.	1,301	272,715
Extended Stay America, Inc.	50,847	607,622
Five Below, Inc.*	8,858	1,124,966
Foot Locker, Inc.	2,520	83,236
Fox Factory Hldg. Corp.*	2,314	172,000
Grand Canyon Education, Inc.*	1,222	97,687
Haverty Furniture Cos., Inc.	12,302	257,604
Hilton Grand Vacations, Inc.*	1,930	40,491
Johnson Outdoors, Inc. Cl A	2,424	198,501
Lithia Motors, Inc. Cl A	5,025	1,145,399
Marriott Vacations Worldwide Corp.	9,967	905,103
Meritage Homes Corp.*	2,650	292,534
NVR, Inc.*	83	338,898
Ralph Lauren Corp. Cl A	4,199	285,406
Skyline Champion Corp.*	11,497	307,775
Sonic Automotive, Inc. Cl A	13,146	527,943
Sonos, Inc.*	19,695	298,970
Stamps.com, Inc.*	796	191,796
Steven Madden Ltd.	9,306	181,467
Taylor Morrison Home Corp. Cl A*	3,537	86,975
Tempur Sealy International, Inc.*	4,025	358,990
Thor Industries, Inc.	4,232	403,140
Tractor Supply Co.	4,272	612,348
Williams-Sonoma, Inc.	12,408	1,122,180

		13,488,359

CONSUMER STAPLES (1.2%)
BJ’s Wholesale Club Hldgs., Inc.*	5,660	235,173
Church & Dwight Co., Inc.	7,525	705,168
Constellation Brands, Inc. Cl A	5,362	1,016,153
Crimson Wine Group Ltd.*	45,094	223,215
Freshpet, Inc.*	2,899	323,673
Ingredion, Inc.	1,032	78,102
TreeHouse Foods, Inc.*	15,111	612,449
Tyson Foods, Inc. Cl A	1,391	82,737
WD-40 Co.	728	137,818

		3,414,488

ENERGY (0.6%)
Baker Hughes Co. Cl A	3,892	51,724
Cheniere Energy, Inc.*	5,962	275,862
Devon Energy Corp.	38,882	367,823
EQT Corp.	5,030	65,038
Hess Corp.	1,704	69,745
MPLX LP	4,492	70,704
Noble Energy, Inc.	6,974	59,628
PBF Energy, Inc. Cl A	60,326	343,255
Williams Cos., Inc.	24,075	473,074

		1,776,853

FINANCIALS (5.4%)
American Equity Investment Life Hldg. Co.	10,479	230,433
American Financial Group, Inc.	4,243	284,196
Ameriprise Financial, Inc.	3,716	572,673
Argo Group International Hldgs. Ltd.	5,106	175,800
Associated Banc-Corp.	8,844	111,611
BancFirst Corp.	8,915	364,089
Bank of Marin Bancorp	4,728	136,923

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Banner Corp.	9,768	315,116
Brookline Bancorp, Inc.	29,658	256,393
Brown & Brown, Inc.	8,136	368,317
Bryn Mawr Bank Corp.	9,014	224,178
Cboe Global Markets, Inc.	2,435	213,647
Citizens Financial Group, Inc.	2,014	50,914
Dime Community Bancshares, Inc.	13,072	147,844
Discover Financial Svcs.	6,447	372,508
Ellington Financial, Inc.	27,859	341,551
Enterprise Financial Svcs. Corp.	9,127	248,893
Essent Group Ltd.	13,229	489,605
Everest Re Group Ltd.	1,533	302,829
Fifth Third Bancorp	19,964	425,632
First Financial Bankshares, Inc.	8,101	226,099
First Interstate BancSystem, Inc. Cl A	14,447	460,137
First Republic Bank	2,736	298,388
Great Southern Bancorp, Inc.	3,966	143,649
Green Dot Corp. Cl A*	4,520	228,757
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,283	138,773
Hartford Financial Svcs. Group, Inc.	9,305	342,982
Heritage Commerce Corp.	14,515	96,597
Houlihan Lokey, Inc. Cl A	3,283	193,861
Investors Bancorp, Inc.	20,825	151,189
iShares Micro-Cap ETF	1,675	151,537
iShares Russell Mid-Cap ETF	6,390	366,658
iShares Russell Mid-Cap Value ETF	4,590	371,056
KeyCorp	14,358	171,291
Lincoln National Corp.	2,118	66,357
M&T Bank Corp.	3,247	299,016
Marlin Business Svcs. Corp.	8,908	62,802
Moelis & Co. Cl A	12,109	425,510
Northfield Bancorp, Inc.	13,099	119,463
Peoples Bancorp, Inc.	4,973	94,935
Primerica, Inc.	3,121	353,110
Progressive Corp.	3,704	350,658
Raymond James Financial, Inc.	2,401	174,696
Reinsurance Group of America, Inc. Cl A	1,633	155,445
RLI Corp.	2,450	205,138
Safety Insurance Group, Inc.	1,384	95,620
Selective Insurance Group, Inc.	8,093	416,709
Starwood Property Trust, Inc.	39,876	601,729
Stifel Financial Corp.	3,302	166,949
Stock Yards Bancorp, Inc.	18,666	635,391
SVB Financial Group*	819	197,068
Synchrony Financial	2,218	58,045
TriCo Bancshares	7,662	187,642
UMB Financial Corp.	5,376	263,478
Voya Financial, Inc.	14,396	690,000
Webster Financial Corp.	5,391	142,376
Zions Bancorporation	4,682	136,808

		14,873,071

HEALTH CARE (6.6%)
1Life Healthcare, Inc.*	5,354	151,840
ABIOMED, Inc.*	552	152,937
ACADIA Pharmaceuticals, Inc.*	5,860	241,725
Acceleron Pharma, Inc.*	1,311	147,527
Agilent Technologies, Inc.	6,402	646,217

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Alder Biopharmaceuticals, Inc. - contingent value rights *	6,072	5,343	††
Align Technology, Inc.*	725	237,336
Alnylam Pharmaceuticals, Inc.*	1,303	189,717
Amicus Therapeutics, Inc.*	10,747	151,748
Arrowhead Pharmaceuticals, Inc.*	4,437	191,057
Biohaven Pharmaceutical Hldg. Co. Ltd.*	2,398	155,894
Blueprint Medicines Corp.*	2,648	245,470
CareDx, Inc.*	3,511	133,207
Centene Corp.*	6,535	381,186
Chemed Corp.	677	325,197
ChemoCentryx, Inc.*	2,467	135,192
Coherus Biosciences, Inc.*	4,882	89,536
CRISPR Therapeutics AG*	1,567	131,064
Emergent BioSolutions, Inc.*	3,409	352,252
Encompass Health Corp.	2,919	189,677
Esperion Therapeutics, Inc.*	4,501	167,302
Exact Sciences Corp.*	1,662	169,441
Fate Therapeutics, Inc.*	3,491	139,535
FibroGen, Inc.*	3,150	129,528
Globus Medical, Inc. Cl A*	3,031	150,095
HealthEquity, Inc.*	4,363	224,127
Hill-Rom Hldgs., Inc.	3,478	290,448
Horizon Therapeutics PLC*	9,359	727,007
Humana, Inc.	685	283,515
IDEXX Laboratories, Inc.*	544	213,852
Incyte Corp.*	1,409	126,444
Inmode Ltd.*	3,306	119,611
Insmed, Inc.*	4,440	142,702
Inspire Medical Systems, Inc.*	1,405	181,315
Insulet Corp.*	1,049	248,183
Intersect ENT, Inc.*	7,015	114,415
Invitae Corp.*	7,609	329,850
iRhythm Technologies, Inc.*	1,583	376,928
Karyopharm Therapeutics, Inc.*	7,460	108,916
Kodiak Sciences, Inc.*	2,193	129,848
Krystal Biotech, Inc.*	1,559	67,115
LHC Group, Inc.*	2,022	429,796
Madrigal Pharmaceuticals, Inc.*	899	106,738
Masimo Corp.*	895	211,274
Medpace Hldgs., Inc.*	1,390	155,332
Mettler-Toledo International, Inc.*	378	365,053
Mirati Therapeutics, Inc.*	1,065	176,843
Momenta Pharmaceuticals, Inc.*	4,331	227,291
MyoKardia, Inc.*	2,067	281,794
NanoString Technologies, Inc.*	5,518	246,655
NantKwest, Inc.*	6,637	46,028
Natera, Inc.*	3,348	241,859
Neogen Corp.*	2,402	187,957
NeoGenomics, Inc.*	5,652	208,502
Neurocrine Biosciences, Inc.*	752	72,312
Nevro Corp.*	1,014	141,250
Novavax, Inc.*	1,210	131,103
Omnicell, Inc.*	2,786	208,003
Orchard Therapeutics PLC*	8,967	36,854
OrthoPediatrics Corp.*	2,398	110,116
Pacific Biosciences of California, Inc.*	25,172	248,448
Penumbra, Inc.*	1,234	239,865

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Prestige Consumer Healthcare, Inc.*	3,002	109,333
Quidel Corp.*	1,059	232,323
Repligen Corp.*	2,473	364,866
Sage Therapeutics, Inc.*	2,744	167,713
Schrodinger, Inc.*	1,834	87,133
SeaSpine Hldgs. Corp.*	11,089	158,573
Sientra, Inc.*	72,449	246,327
Silk Road Medical, Inc.*	2,611	175,485
Simulations Plus, Inc.	3,783	285,087
Sorrento Therapeutics, Inc.*	10,474	116,785
STAAR Surgical Co.*	3,679	208,084
Supernus Pharmaceuticals, Inc.*	20,538	428,012
Syneos Health, Inc. Cl A*	2,521	134,016
Tabula Rasa HealthCare, Inc.*	1,986	80,969
Tactile Systems Technology, Inc.*	2,819	103,147
Tandem Diabetes Care, Inc.*	3,498	397,023
Theravance Biopharma, Inc.*	4,873	72,047
Ultragenyx Pharmaceutical, Inc.*	2,390	196,434
Veeva Systems, Inc. Cl A*	2,018	567,442
Vericel Corp.*	20,764	384,757
Wright Medical Group NV*	6,321	193,043
Xencor, Inc.*	3,640	141,196
Zimmer Biomet Hldgs., Inc.	3,759	511,750
Zynex, Inc.*	3,551	61,965

		18,190,882

INDUSTRIALS (6.5%)
Alaska Air Group, Inc.	11,235	411,538
Arcosa, Inc.	8,210	361,979
Axon Enterprise, Inc.*	1,620	146,934
Builders FirstSource, Inc.*	7,826	255,284
Carlisle Cos., Inc.	5,454	667,406
CH Robinson Worldwide, Inc.	1,814	185,372
Clean Harbors, Inc.*	3,509	196,609
Deluxe Corp.	11,470	295,123
Donaldson Co., Inc.	8,025	372,520
Dover Corp.	4,613	499,772
Ducommun, Inc.*	3,130	103,040
EMCOR Group, Inc.	3,315	224,459
Encore Wire Corp.	8,165	379,019
EnPro Industries, Inc.	5,589	315,276
ESCO Technologies, Inc.	3,327	268,023
Exponent, Inc.	3,177	228,839
Federal Signal Corp.	7,267	212,560
Franklin Electric Co., Inc.	3,670	215,906
Generac Hldgs., Inc.*	2,680	518,955
Gorman-Rupp Co.	6,726	198,148
HEICO Corp. Cl A	2,973	263,586
Heidrick & Struggles International, Inc.	4,037	79,327
IAA, Inc.*	8,023	417,758
ICF International, Inc.	4,575	281,500
Jacobs Engineering Group, Inc.	2,160	200,384
Kratos Defense & Security Solutions, Inc.*	10,601	204,387
L-3 Harris Technologies, Inc.	3,712	630,446
Lennox International, Inc.	1,631	444,627
Miller Industries, Inc.	23,223	709,927
Mueller Industries, Inc.	32,271	873,253
Old Dominion Freight Line, Inc.	5,287	956,525

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Oshkosh Corp.	2,348	172,578
Quanta Svcs., Inc.	4,679	247,332
Rexnord Corp.	10,715	319,736
Rockwell Automation, Inc.	1,673	369,198
Saia, Inc.*	2,030	256,064
Simpson Manufacturing Co., Inc.	4,653	452,086
SPX FLOW, Inc.*	12,892	552,036
Stanley Black & Decker, Inc.	1,657	268,765
Stericycle, Inc.*	2,171	136,903
Sunrun, Inc.*	3,685	284,003
Teledyne Technologies, Inc.*	755	234,209
Tetra Tech, Inc.	2,382	227,481
Trane Technologies PLC	4,150	503,187
TransUnion	2,328	195,855
Trex Co., Inc.*	11,504	823,686
UFP Industries, Inc.	6,297	355,844
Upwork, Inc.*	8,291	144,595
VSE Corp.	13,200	404,448
Werner Enterprises, Inc.	6,436	270,248
WESCO International, Inc. Preferred	699	19,572
Woodward, Inc.	6,621	530,739

		17,887,047

INFORMATION TECHNOLOGY (6.7%)
Akoustis Technologies, Inc.*	13,195	107,671
Altair Engineering, Inc. Cl A*	3,875	162,672
Amphenol Corp. Cl A	3,749	405,904
Analog Devices, Inc.	3,331	388,861
Blackline, Inc.*	3,080	276,060
Cabot Microelectronics Corp.	1,376	196,507
Cardtronics PLC Cl A*	10,212	202,198
CDW Corp.	1,005	120,128
Ciena Corp.*	2,349	93,232
Cirrus Logic, Inc.*	1,049	70,755
Cloudera, Inc.*	30,894	336,436
Cohu, Inc.	14,156	243,200
Domo, Inc. Cl B*	3,057	117,175
DXC Technology Co.	2,345	41,858
EchoStar Corp. Cl A*	2,339	58,218
Enphase Energy, Inc.*	2,074	171,292
EPAM Systems, Inc.*	1,646	532,119
Euronet Worldwide, Inc.*	3,290	299,719
Everspin Technologies, Inc.*	21,299	120,765
Five9, Inc.*	10,226	1,326,108
FLIR Systems, Inc.	5,170	185,345
Global Payments, Inc.	2,567	455,848
Globant S.A.*	1,186	212,555
Guidewire Software, Inc.*	2,155	224,702
II-VI, Inc.*	12,401	502,985
Keysight Technologies, Inc.*	1,431	141,354
KLA Corp.	1,183	229,194
Lam Research Corp.	566	187,771
Lattice Semiconductor Corp.*	6,980	202,141
LivePerson, Inc.*	6,008	312,356
Lumentum Hldgs., Inc.*	6,679	501,793
ManTech International Corp. Cl A	3,153	217,179
MAXIMUS, Inc.	2,481	169,725
MaxLinear, Inc. Cl A*	9,177	213,273

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Microchip Technology, Inc.	1,885	193,703
MKS Instruments, Inc.	3,094	337,958
Monolithic Power Systems, Inc.	1,140	318,755
Motorola Solutions, Inc.	1,927	302,173
New Relic, Inc.*	2,028	114,298
NortonLifeLock, Inc.	3,893	81,130
Novanta, Inc.*	2,389	251,657
Okta, Inc. Cl A*	1,527	326,549
Palo Alto Networks, Inc.*	750	183,563
Perficient, Inc.*	12,209	521,813
Perspecta, Inc.	9,494	184,658
Ping Identity Hldg. Corp.*	5,565	173,684
Plexus Corp.*	1,991	140,624
Proofpoint, Inc.*	2,705	285,513
PTC, Inc.*	4,745	392,506
Pure Storage, Inc. Cl A*	23,628	363,635
Q2 Hldgs., Inc.*	2,288	208,803
Qorvo, Inc.*	1,408	181,646
Rapid7, Inc.*	8,065	493,901
Richardson Electronics Ltd.*	37,112	154,757
RingCentral, Inc. Cl A*	507	139,227
Sailpoint Technologies Hldgs., Inc.*	16,145	638,858
Sequans Communications S.A.*	16,841	100,541
Silicon Laboratories, Inc.*	2,259	221,043
SiTime Corp.*	2,864	240,662
Splunk, Inc.*	2,642	497,039
SYNNEX Corp.	3,589	502,676
Synopsys, Inc.*	1,779	380,670
Twilio, Inc. Cl A*	1,636	404,239
ViaSat, Inc.*	7,708	265,078
Virtusa Corp.*	3,765	185,087
Western Digital Corp.	1,504	54,971
Xilinx, Inc.	1,260	131,342
Xperi Hldg. Corp.	11,658	133,950
Zendesk, Inc.*	4,994	513,982

		18,647,790

MATERIALS (2.0%)
Ashland Global Hldgs., Inc.	2,739	194,250
Avient Corp.	6,924	183,209
Berry Global Group, Inc.*	1,658	80,115
Boise Cascade Co.	3,999	159,640
Coeur Mining, Inc.*	32,666	241,075
Crown Hldgs., Inc.*	11,591	890,884
Ferro Corp.*	21,270	263,748
Ferroglobe Representation & Warranty Insurance Trust*	6,080	0	††
FMC Corp.	1,380	146,157
Freeport-McMoRan, Inc.	16,048	250,990
Innospec, Inc.	2,957	187,237
International Flavors & Fragrances, Inc.	2,151	263,390
Mosaic Co.	2,665	48,689
Newmont Corp.	13,114	832,083
Olin Corp.	3,486	43,157
Packaging Corp. of America	6,384	696,175
Quaker Chemical Corp.	716	128,672
Steel Dynamics, Inc.	3,387	96,970
Stepan Co.	1,949	212,441
Valvoline, Inc.	21,431	408,046
Vulcan Materials Co.	2,131	288,836

		5,615,764

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

REAL ESTATE (3.0%)
Alexander’s, Inc.	698	171,163
American Campus Communities, Inc.	3,200	111,744
Americold Realty Trust	3,744	133,848
Apartment Investment & Management Co. Cl A	4,150	139,938
AvalonBay Communities, Inc.	1,124	167,858
Brandywine Realty Trust	12,707	131,390
Camden Property Trust	2,501	222,539
Cousins Properties, Inc.	12,144	347,197
CTO Realty Growth, Inc.	2,093	92,301
Duke Realty Corp.	24,811	915,526
Easterly Government Properties, Inc.	29,753	666,765
EastGroup Properties, Inc.	1,599	206,799
Equity Commonwealth	6,876	183,108
Equity LifeStyle Properties, Inc.	1,794	109,972
Essex Property Trust, Inc.	636	127,702
Highwoods Properties, Inc.	7,749	260,134
Host Hotels & Resorts, Inc.	22,059	238,017
Industrial Logistics Properties Trust	11,388	249,056
JBG SMITH Properties	6,829	182,607
Kilroy Realty Corp.	7,258	377,126
Medical Properties Trust, Inc.	18,028	317,834
Physicians Realty Trust	7,319	131,083
PotlatchDeltic Corp.	6,226	262,115
Prologis, Inc.	3,086	310,514
QTS Realty Trust, Inc. Cl A	6,570	414,041
Redfin Corp.*	5,979	298,532
Sabra Health Care REIT, Inc.	11,642	160,485
SBA Communications Corp. Cl A	1,851	589,506
Sun Communities, Inc.	2,562	360,243
Vornado Realty Trust	1,704	57,442
Welltower, Inc.	2,995	164,996
Weyerhaeuser Co.	3,334	95,087

		8,196,668

UTILITIES (2.0%)
AES Corp.	9,337	169,093
Ameren Corp.	3,995	315,924
Atmos Energy Corp.	1,750	167,283
Avista Corp.	8,240	281,149
Black Hills Corp.	4,518	241,668
Chesapeake Utilities Corp.	3,049	257,031
Edison International	2,346	119,271
Entergy Corp.	2,467	243,073
Evergy, Inc.	12,328	626,509
FirstEnergy Corp.	7,794	223,766
Fortis, Inc.	10,071	411,501
IDACORP, Inc.	1,583	126,482
NiSource, Inc.	25,104	552,288
Northwest Natural Hldg. Co.	2,424	110,025
NorthWestern Corp.	3,954	192,322
PNM Resources, Inc.	6,528	269,802
Portland General Electric Co.	6,302	223,721
PPL Corp.	6,257	170,252
Public Svc. Enterprise Group, Inc.	5,685	312,163
Sempra Energy	4,565	540,314
Spire, Inc.	2,946	156,727

		5,710,364

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $95,961,580) 39.7%		109,982,019

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.2%)
Citibank, New York Time Deposit	0.01	10/01/20	3,404,740	3,404,740

TOTAL TEMPORARY CASH INVESTMENT (Cost: $3,404,740) 1.2%				3,404,740

TOTAL INVESTMENTS (Cost: $195,015,470) 100.0%				276,972,419

OTHER NET ASSETS -0.0% (2)				(121,470)

NET ASSETS 100.0%				$276,850,949

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (1.9%)
ORBCOMM, Inc.*	511,146	1,737,897
TEGNA, Inc.	432,139	5,077,633

		6,815,530

CONSUMER DISCRETIONARY (11.7%)
Bloomin’ Brands, Inc.	368,030	5,619,818
Capri Hldgs. Ltd.*	142,358	2,562,444
Extended Stay America, Inc.	305,530	3,651,083
Haverty Furniture Cos., Inc.	180,297	3,775,419
Johnson Outdoors, Inc. Cl A	34,104	2,792,777
Marriott Vacations Worldwide Corp.	76,899	6,983,198
Meritage Homes Corp.*	36,035	3,977,904
Sonic Automotive, Inc. Cl A	192,948	7,748,792
Williams-Sonoma, Inc.	49,285	4,457,335

		41,568,770

CONSUMER STAPLES (2.5%)
Crimson Wine Group Ltd.*	603,495	2,987,300
TreeHouse Foods, Inc.*	147,530	5,979,391

		8,966,691

ENERGY (1.8%)
Devon Energy Corp.	398,260	3,767,540
PBF Energy, Inc. Cl A	442,116	2,515,640

		6,283,180

FINANCIALS (24.7%)
American Equity Investment Life Hldg. Co.	147,009	3,232,728
Argo Group International Hldgs. Ltd.	71,580	2,464,499
BancFirst Corp.	107,965	4,409,291
Bank of Marin Bancorp	69,298	2,006,870
Banner Corp.	141,015	4,549,144
Brookline Bancorp, Inc.	416,703	3,602,397
Bryn Mawr Bank Corp.	126,622	3,149,089
Dime Community Bancshares, Inc.	214,726	2,428,551
Ellington Financial, Inc.	376,418	4,614,885
Enterprise Financial Svcs. Corp.	129,092	3,520,339
Essent Group Ltd.	126,164	4,669,330
First Interstate BancSystem, Inc. Cl A	211,758	6,744,492
Great Southern Bancorp, Inc.	56,860	2,059,469
Green Dot Corp. Cl A*	65,270	3,303,315
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	48,035	2,030,439
Heritage Commerce Corp.	204,016	1,357,727
Investors Bancorp, Inc.	300,593	2,182,305
Marlin Business Svcs. Corp.	139,233	981,593
Moelis & Co. Cl A	88,000	3,092,320
Northfield Bancorp, Inc.	183,939	1,677,524
Peoples Bancorp, Inc.	69,872	1,333,856
Safety Insurance Group, Inc.	18,836	1,301,379
Selective Insurance Group, Inc.	113,204	5,828,874
Stifel Financial Corp.	45,563	2,303,665
Stock Yards Bancorp, Inc.	258,177	8,788,345
TriCo Bancshares	104,285	2,553,940
UMB Financial Corp.	77,568	3,801,608

		87,987,974

HEALTH CARE (6.0%)
NanoString Technologies, Inc.*	37,939	1,695,873
Novavax, Inc.*	17,620	1,909,127

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Pacific Biosciences of California, Inc.*	347,426	3,429,095
Prestige Consumer Healthcare, Inc.*	40,809	1,486,264
SeaSpine Hldgs. Corp.*	153,191	2,190,631
Sientra, Inc.*	473,938	1,611,389
Supernus Pharmaceuticals, Inc.*	194,339	4,050,025
Syneos Health, Inc. Cl A*	34,285	1,822,591
Vericel Corp.*	172,891	3,203,670

		21,398,665

INDUSTRIALS (19.9%)
Arcosa, Inc.	118,310	5,216,288
Builders FirstSource, Inc.*	106,605	3,477,455
Deluxe Corp.	165,250	4,251,882
Encore Wire Corp.	102,856	4,774,576
EnPro Industries, Inc.	82,350	4,645,363
ICF International, Inc.	32,110	1,975,728
Kratos Defense & Security Solutions, Inc.*	146,114	2,817,078
Miller Industries, Inc.	340,391	10,405,753
Mueller Industries, Inc.	330,542	8,944,467
Rexnord Corp.	157,250	4,692,340
SPX FLOW, Inc.*	118,320	5,066,462
UFP Industries, Inc.	87,009	4,916,879
VSE Corp.	186,329	5,709,121
Werner Enterprises, Inc.	89,087	3,740,763
WESCO International, Inc. Preferred	11,639	325,892

		70,960,047

INFORMATION TECHNOLOGY (9.9%)
Cardtronics PLC Cl A*	88,461	1,751,528
Cirrus Logic, Inc.*	14,320	965,884
Cloudera, Inc.*	221,553	2,412,712
Cohu, Inc.	113,765	1,954,483
EchoStar Corp. Cl A*	38,513	958,589
Everspin Technologies, Inc.*	114,954	651,789
II-VI, Inc.*	72,076	2,923,403
ManTech International Corp. Cl A	43,446	2,992,560
MKS Instruments, Inc.	17,511	1,912,727
Perficient, Inc.*	38,548	1,647,541
Perspecta, Inc.	94,482	1,837,675
Plexus Corp.*	27,394	1,934,838
Richardson Electronics Ltd.*	571,640	2,383,739
Sequans Communications S.A.*	216,716	1,293,794
SYNNEX Corp.	48,791	6,833,667
ViaSat, Inc.*	22,443	771,815
Xperi Hldg. Corp.	158,427	1,820,326

		35,047,070

MATERIALS (3.8%)
Avient Corp.	94,756	2,507,244
Berry Global Group, Inc.*	22,477	1,086,088
Boise Cascade Co.	57,290	2,287,017
Coeur Mining, Inc.*	115,693	853,814
Ferro Corp.*	306,000	3,794,400
Stepan Co.	28,760	3,134,840

		13,663,403

REAL ESTATE (9.9%)
Alexander’s, Inc.	6,205	1,521,590
Cousins Properties, Inc.	135,403	3,871,172
CTO Realty Growth, Inc.	29,875	1,317,488
Easterly Government Properties, Inc.	267,432	5,993,151

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Equity Commonwealth	100,880	2,686,435
Highwoods Properties, Inc.	107,125	3,596,186
Industrial Logistics Properties Trust	158,934	3,475,887
JBG SMITH Properties	93,410	2,497,783
Medical Properties Trust, Inc.	248,156	4,374,990
PotlatchDeltic Corp.	90,440	3,807,524
Sabra Health Care REIT, Inc.	160,297	2,209,694

		35,351,900

UTILITIES (6.5%)
Avista Corp.	113,321	3,866,513
Black Hills Corp.	62,154	3,324,617
IDACORP, Inc.	21,996	1,757,480
Northwest Natural Hldg. Co.	33,473	1,519,339
NorthWestern Corp.	53,746	2,614,205
PNM Resources, Inc.	103,753	4,288,112
Portland General Electric Co.	101,057	3,587,524
Spire, Inc.	40,646	2,162,367

		23,120,157

TOTAL COMMON STOCKS (Cost: $365,608,680) 98.6%		351,163,387

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.2%)
Citibank, New York Time Deposit	0.01	10/01/20	4,187,191	4,187,191

TOTAL TEMPORARY CASH INVESTMENT (Cost: $4,187,191) 1.2%				4,187,191

TOTAL INVESTMENTS (Cost: $369,795,871) 99.8%				355,350,578

OTHER NET ASSETS 0.2%				589,589

NET ASSETS 100.0%				$355,940,167

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (1.7%)
Cardlytics, Inc.*	37,921	2,676,085
Cogent Communications Hldgs., Inc.	32,663	1,961,413
Gray Television, Inc.*	123,026	1,694,068
World Wrestling Entertainment, Inc. Cl A	20,341	823,200
Zynga, Inc. Cl A*	196,062	1,788,086

		8,942,852

CONSUMER DISCRETIONARY (13.8%)
Bloomin’ Brands, Inc.	332,244	5,073,366
Caesars Entertainment, Inc.*	141,261	7,919,092
Chegg, Inc.*	30,786	2,199,352
Deckers Outdoor Corp.*	19,254	4,236,073
Extended Stay America, Inc.	304,070	3,633,636
Five Below, Inc.*	59,092	7,504,684
Fox Factory Hldg. Corp.*	38,336	2,849,515
Lithia Motors, Inc. Cl A	36,682	8,361,295
Marriott Vacations Worldwide Corp.	25,624	2,326,915
Skyline Champion Corp.*	207,036	5,542,354
Sonos, Inc.*	321,151	4,875,072
Stamps.com, Inc.*	13,197	3,179,817
Steven Madden Ltd.	154,235	3,007,583
Tempur Sealy International, Inc.*	28,849	2,573,042
Thor Industries, Inc.	30,586	2,913,622
Williams-Sonoma, Inc.	50,432	4,561,070

		70,756,488

CONSUMER STAPLES (2.3%)
BJ’s Wholesale Club Hldgs., Inc.*	93,811	3,897,847
Freshpet, Inc.*	48,995	5,470,292
WD-40 Co.	12,021	2,275,695

		11,643,834

ENERGY (0.1%)
PBF Energy, Inc. Cl A	86,238	490,694

FINANCIALS (4.8%)
Essent Group Ltd.	67,255	2,489,108
First Financial Bankshares, Inc.	134,028	3,740,722
Houlihan Lokey, Inc. Cl A	55,084	3,252,710
iShares Micro-Cap ETF	24,594	2,225,019
Moelis & Co. Cl A	102,459	3,600,409
Primerica, Inc.	28,376	3,210,461
RLI Corp.	40,378	3,380,850
Starwood Property Trust, Inc.	171,915	2,594,197

		24,493,476

HEALTH CARE (32.9%)
1Life Healthcare, Inc.*	88,409	2,507,279
ACADIA Pharmaceuticals, Inc.*	51,618	2,129,242
Acceleron Pharma, Inc.*	21,038	2,367,406
Alder Biopharmaceuticals, Inc. - contingent value rights*	102,015	89,773	††
Amicus Therapeutics, Inc.*	182,708	2,579,837
Arrowhead Pharmaceuticals, Inc.*	73,246	3,153,973
Biohaven Pharmaceutical Hldg. Co. Ltd.*	39,810	2,588,048
Blueprint Medicines Corp.*	43,746	4,055,254
CareDx, Inc.*	62,043	2,353,911
ChemoCentryx, Inc.*	40,867	2,239,512
Coherus Biosciences, Inc.*	80,383	1,474,224
CRISPR Therapeutics AG*	27,545	2,303,864

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Emergent BioSolutions, Inc.*	56,278	5,815,206
Esperion Therapeutics, Inc.*	74,275	2,760,802
Fate Therapeutics, Inc.*	57,939	2,315,822
FibroGen, Inc.*	56,869	2,338,453
Globus Medical, Inc. Cl A*	51,591	2,554,786
HealthEquity, Inc.*	72,246	3,711,277
Horizon Therapeutics PLC*	31,502	2,447,075
Inmode Ltd.*	54,757	1,981,108
Insmed, Inc.*	74,248	2,386,331
Inspire Medical Systems, Inc.*	23,289	3,005,445
Intersect ENT, Inc.*	120,974	1,973,086
Invitae Corp.*	134,374	5,825,113
iRhythm Technologies, Inc.*	26,376	6,280,389
Karyopharm Therapeutics, Inc.*	123,988	1,810,225
Kodiak Sciences, Inc.*	38,782	2,296,282
Krystal Biotech, Inc.*	26,112	1,124,122
LHC Group, Inc.*	33,698	7,162,847
Madrigal Pharmaceuticals, Inc.*	15,778	1,873,322
Medpace Hldgs., Inc.*	23,182	2,590,588
Mirati Therapeutics, Inc.*	18,361	3,048,844
Momenta Pharmaceuticals, Inc.*	78,095	4,098,426
MyoKardia, Inc.*	34,030	4,639,310
NanoString Technologies, Inc.*	45,801	2,047,305
NantKwest, Inc.*	110,634	767,247
Natera, Inc.*	56,564	4,086,183
Neogen Corp.*	40,935	3,203,164
NeoGenomics, Inc.*	95,755	3,532,402
Nevro Corp.*	17,021	2,371,025
Omnicell, Inc.*	47,042	3,512,156
Orchard Therapeutics PLC*	149,469	614,318
OrthoPediatrics Corp.*	41,077	1,886,256
Quidel Corp.*	9,874	2,166,158
Repligen Corp.*	26,087	3,848,876
Sage Therapeutics, Inc.*	24,535	1,499,579
Schrodinger, Inc.*	30,113	1,430,669
Sientra, Inc.*	639,991	2,175,969
Silk Road Medical, Inc.*	43,260	2,907,505
Simulations Plus, Inc.	62,233	4,689,879
Sorrento Therapeutics, Inc.*	174,616	1,946,968
STAAR Surgical Co.*	61,071	3,454,176
Supernus Pharmaceuticals, Inc.*	107,365	2,237,487
Tabula Rasa HealthCare, Inc.*	33,793	1,377,741
Tactile Systems Technology, Inc.*	46,731	1,709,887
Tandem Diabetes Care, Inc.*	31,108	3,530,758
Theravance Biopharma, Inc.*	80,063	1,183,731
Ultragenyx Pharmaceutical, Inc.*	39,376	3,236,313
Vericel Corp.*	137,818	2,553,768
Wright Medical Group NV*	117,932	3,601,643
Xencor, Inc.*	64,862	2,515,997
Zynex, Inc.*	61,237	1,068,586

		169,036,928

INDUSTRIALS (13.1%)
Axon Enterprise, Inc.*	26,825	2,433,027
Ducommun, Inc.*	51,693	1,701,734
EMCOR Group, Inc.	41,881	2,835,762
ESCO Technologies, Inc.	55,155	4,443,287
Exponent, Inc.	52,632	3,791,083
Federal Signal Corp.	120,458	3,523,396

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Franklin Electric Co., Inc.	60,668	3,569,098
Generac Hldgs., Inc.*	22,698	4,395,241
Gorman-Rupp Co.	115,293	3,396,532
Heidrick & Struggles International, Inc.	68,590	1,347,793
IAA, Inc.*	52,179	2,716,961
ICF International, Inc.	40,286	2,478,798
Saia, Inc.*	33,826	4,266,812
Simpson Manufacturing Co., Inc.	69,118	6,715,505
Sunrun, Inc.*	66,519	5,126,619
Tetra Tech, Inc.	40,322	3,850,751
Trex Co., Inc.*	75,125	5,378,950
Upwork, Inc.*	137,189	2,392,576
Woodward, Inc.	34,566	2,770,811

		67,134,736

INFORMATION TECHNOLOGY (22.6%)
Akoustis Technologies, Inc.*	226,249	1,846,192
Altair Engineering, Inc. Cl A*	63,967	2,685,335
Blackline, Inc.*	50,858	4,558,402
Cabot Microelectronics Corp.	22,841	3,261,923
Cardtronics PLC Cl A*	70,458	1,395,068
Cloudera, Inc.*	250,197	2,724,645
Cohu, Inc.	99,585	1,710,870
Domo, Inc. Cl B*	52,767	2,022,559
Enphase Energy, Inc.*	34,271	2,830,442
Everspin Technologies, Inc.*	224,048	1,270,352
Five9, Inc.*	80,110	10,388,665
Globant S.A.*	19,912	3,568,629
II-VI, Inc.*	122,153	4,954,526
Lattice Semiconductor Corp.*	115,126	3,334,049
LivePerson, Inc.*	102,927	5,351,175
Lumentum Hldgs., Inc.*	57,460	4,316,970
MAXIMUS, Inc.	43,030	2,943,682
MaxLinear, Inc. Cl A*	157,219	3,653,770
New Relic, Inc.*	34,260	1,930,894
Novanta, Inc.*	39,596	4,171,043
Perficient, Inc.*	150,836	6,446,731
Ping Identity Hldg. Corp.*	92,216	2,878,061
Pure Storage, Inc. Cl A*	174,297	2,682,431
Q2 Hldgs., Inc.*	38,696	3,531,397
Rapid7, Inc.*	132,856	8,136,101
SailPoint Technologies Hldgs., Inc.*	277,785	10,991,952
Silicon Laboratories, Inc.*	37,124	3,632,583
SiTime Corp.*	49,162	4,131,083
ViaSat, Inc.*	43,178	1,484,891
Virtusa Corp.*	67,730	3,329,607

		116,164,028

MATERIALS (2.2%)
Coeur Mining, Inc.*	422,710	3,119,602
Ferroglobe Representation & Warranty Insurance Trust*	72,345	0	††
Innospec, Inc.	44,250	2,801,912
Quaker Chemical Corp.	12,078	2,170,539
Valvoline, Inc.	157,001	2,989,300

		11,081,353

REAL ESTATE (3.5%)
Easterly Government Properties, Inc.	215,788	4,835,809
EastGroup Properties, Inc.	26,658	3,447,679
Physicians Realty Trust	123,125	2,205,169
QTS Realty Trust, Inc. Cl A	48,496	3,056,218
Redfin Corp.*	92,389	4,612,983

		18,157,858

UTILITIES (0.8%)
Chesapeake Utilities Corp.	50,015	4,216,265

TOTAL COMMON STOCKS (Cost: $398,664,409) 97.8%		502,118,512

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (2.1%)
Citibank, New York Time Deposit	0.01	10/01/20	10,910,679	10,910,679

TOTAL TEMPORARY CASH INVESTMENT (Cost: $10,910,679) 2.1%				10,910,679

TOTAL INVESTMENTS (Cost: $409,575,088) 99.9%				513,029,191

OTHER NET ASSETS 0.1%				269,736

NET ASSETS 100.0%				$513,298,927

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (2.5%)
ATN International, Inc.	1,292	64,781
Cincinnati Bell, Inc.*	5,904	88,560
Cogent Communications Hldgs., Inc.	4,903	294,425
Consolidated Communications Hldgs., Inc.*	8,484	48,274
EW Scripps Co. Cl A	6,588	75,367
Gannett Co., Inc.	15,089	19,616
Glu Mobile, Inc.*	17,055	130,897
Iridium Communications, Inc.*	13,447	343,974
Marcus Corp.	2,672	20,655
Meredith Corp.	4,667	61,231
QuinStreet, Inc.*	5,633	89,227
Scholastic Corp.	3,475	72,940
Shenandoah Telecommunications Co.	5,761	255,990
Spok Hldgs., Inc.	2,040	19,400
TechTarget, Inc.*	2,702	118,780
Vonage Hldgs. Corp.*	26,805	274,215

		1,978,332

CONSUMER DISCRETIONARY (14.2%)
Abercrombie & Fitch Co. Cl A	7,233	100,756
American Axle & Manufacturing Hldgs., Inc.*	13,011	75,073
American Public Education, Inc.*	1,703	48,008
America’s Car-Mart, Inc.*	737	62,556
Asbury Automotive Group, Inc.*	2,248	219,068
Barnes & Noble Education, Inc.*	3,486	8,994
Bed Bath & Beyond, Inc.	14,672	219,787
Big Lots, Inc.	4,158	185,447
BJ’s Restaurants, Inc.	2,556	75,249
Bloomin’ Brands, Inc.	9,242	141,125
Boot Barn Hldgs., Inc.*	3,373	94,916
Brinker International, Inc.	5,248	224,195
Buckle, Inc.	3,323	67,756
Caleres, Inc.	4,466	42,695
Callaway Golf Co.	10,950	209,583
Capri Hldgs. Ltd.*	17,559	316,062
Cato Corp. Cl A	2,402	18,784
Cavco Industries, Inc.*	995	179,408
Century Communities, Inc.*	3,348	141,721
Cheesecake Factory, Inc.	4,833	134,067
Chico’s FAS, Inc.	13,985	13,600
Children’s Place, Inc.	1,686	47,798
Chuy’s Hldgs., Inc.*	2,279	44,623
Conn’s, Inc.*	2,237	23,667
Cooper Tire & Rubber Co.	5,857	185,667
Cooper-Standard Hldgs., Inc.*	1,943	25,667
Core-Mark Hldg. Co., Inc.	5,218	150,957
Crocs, Inc.*	7,859	335,815
Dave & Buster’s Entertainment, Inc.	5,427	82,273
Designer Brands, Inc. Cl A	6,799	36,919
Dine Brands Global, Inc.	1,890	103,175
Dorman Products, Inc.*	3,351	302,863
El Pollo Loco Hldgs., Inc.*	2,171	35,170
Ethan Allen Interiors, Inc.	2,558	34,635
Fiesta Restaurant Group, Inc.*	2,010	18,834
Fossil Group, Inc.*	5,486	31,490
GameStop Corp. Cl A*	6,279	64,046

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Genesco, Inc.*	1,613	34,744
Gentherm, Inc.*	3,784	154,766
G-III Apparel Group Ltd.*	5,024	65,865
Group 1 Automotive, Inc.	2,007	177,399
Guess?, Inc.	4,354	50,593
Haverty Furniture Cos., Inc.	2,001	41,901
Hibbett Sports, Inc.*	1,920	75,302
Installed Building Products, Inc.*	2,614	265,974
iRobot Corp.*	3,231	245,233
Kontoor Brands, Inc.	5,484	132,713
La-Z-Boy, Inc.	5,365	169,695
LCI Industries	2,924	310,792
LGI Homes, Inc.*	2,545	295,653
Liquidity Svcs., Inc.*	3,059	22,820
Lumber Liquidators Hldgs., Inc.*	3,364	74,176
M/I Homes, Inc.*	3,327	153,208
Macy’s, Inc.	36,058	205,531
MarineMax, Inc.*	2,511	64,457
MDC Hldgs., Inc.	5,822	274,216
Meritage Homes Corp.*	4,359	481,190
Michaels Cos., Inc.*	8,554	82,589
Monarch Casino & Resort, Inc.*	1,482	66,097
Monro, Inc.	3,863	156,722
Motorcar Parts of America, Inc.*	2,209	34,372
Movado Group, Inc.	1,904	18,926
ODP Corp.	6,094	118,528
Oxford Industries, Inc.	1,941	78,339
Perdoceo Education Corp.*	8,039	98,397
PetMed Express, Inc.	2,371	74,971
Red Robin Gourmet Burgers, Inc.*	1,765	23,227
Regis Corp.*	2,776	17,045
Rent-A-Center, Inc.	5,611	167,713
Ruth’s Hospitality Group, Inc.	3,695	40,867
Shake Shack, Inc. Cl A*	4,084	263,336
Shoe Carnival, Inc.	998	33,513
Shutterstock, Inc.	2,574	133,951
Signet Jewelers Ltd.	6,120	114,444
Sleep Number Corp.*	3,220	157,490
Sonic Automotive, Inc. Cl A	2,792	112,127
Stamps.com, Inc.*	2,040	491,538
Standard Motor Products, Inc.	2,332	104,124
Steven Madden Ltd.	8,906	173,667
Sturm Ruger & Co., Inc.	2,036	124,522
Tupperware Brands Corp.*	5,749	115,900
Unifi, Inc.*	1,740	22,342
Universal Electronics, Inc.*	1,619	61,101
Vera Bradley, Inc.*	2,565	15,672
Vista Outdoor, Inc.*	6,727	135,751
Winnebago Industries, Inc.	3,905	201,771
Wolverine World Wide, Inc.	9,560	247,030
YETI Hldgs., Inc.*	8,682	393,468
Zumiez, Inc.*	2,415	67,185

		11,345,402

CONSUMER STAPLES (3.6%)
Andersons, Inc.	3,548	68,015
B&G Foods, Inc.	7,483	207,803
Calavo Growers, Inc.	1,930	127,901
Cal-Maine Foods, Inc.*	4,315	165,566
Central Garden & Pet Co. Cl A*	1,135	45,321

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Central Garden & Pet Co. Cl A*	4,523	163,461
Chefs’ Warehouse, Inc.*	3,750	54,525
Coca-Cola Consolidated, Inc.	541	130,208
Fresh Del Monte Produce, Inc.	3,535	81,022
Inter Parfums, Inc.	2,053	76,680
J&J Snack Foods Corp.	1,730	225,575
John B Sanfilippo & Son, Inc.	1,024	77,189
Medifast, Inc.	1,367	224,803
MGP Ingredients, Inc.	1,522	60,484
National Beverage Corp.*	1,353	92,017
PriceSmart, Inc.	2,705	179,747
Seneca Foods Corp. Cl A*	781	27,905
SpartanNash Co.	4,160	68,016
United Natural Foods, Inc.*	10,080	149,890
Universal Corp.	2,851	119,400
USANA Health Sciences, Inc.*	1,387	102,153
Vector Group Ltd.	14,720	142,637
WD-40 Co.	1,594	301,760

		2,892,078

ENERGY (2.8%)
Archrock, Inc.	14,811	79,683
Bonanza Creek Energy, Inc.*	2,137	40,176
Bristow Group, Inc.*	2,714	57,672
Callon Petroleum Co.*	4,678	22,548
CONSOL Energy, Inc.*	2,981	13,206
Core Laboratories N.V.	5,122	78,162
DMC Global, Inc.	1,709	56,294
Dorian LPG Ltd.*	3,894	31,191
Dril-Quip, Inc.*	4,062	100,575
Exterran Corp.*	2,856	11,881
Geospace Technologies Corp.*	1,598	9,876
Green Plains, Inc.*	3,892	60,248
Gulfport Energy Corp.*	16,726	8,816
Helix Energy Solutions Group, Inc.*	16,370	39,452
Helmerich & Payne, Inc.	12,329	180,620
Laredo Petroleum, Inc.*	1,037	10,163
Matador Resources Co.*	12,675	104,695
Matrix Svc. Co.*	3,095	25,843
Nabors Industries Ltd.	734	17,939
Newpark Resources, Inc.*	10,477	11,001
Oasis Petroleum, Inc.*	34,298	9,603
Oceaneering International, Inc.*	11,239	39,561
Oil States International, Inc.*	6,986	19,072
Par Pacific Hldgs., Inc.*	4,609	31,203
Patterson-UTI Energy, Inc.	21,535	61,375
PBF Energy, Inc. Cl A	11,106	63,193
PDC Energy, Inc.*	11,294	139,989
Penn Virginia Corp.*	1,754	17,277
ProPetro Hldg. Corp.*	9,216	37,417
QEP Resources, Inc.	28,137	25,402
Range Resources Corp.	29,885	197,839
Renewable Energy Group, Inc.*	4,540	242,527
REX American Resources Corp.*	628	41,203
RPC, Inc.*	6,664	17,593
SEACOR Hldgs., Inc.*	2,228	64,790
SM Energy Co.	12,289	19,539
Southwestern Energy Co.*	70,256	165,102
Talos Energy, Inc.*	2,675	17,254
US Silica Hldgs., Inc.	8,582	25,746

		2,195,726

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

FINANCIALS (18.5%)
Allegiance Bancshares, Inc.	2,179	50,923
Ambac Financial Group, Inc.*	3,076	39,281
American Equity Investment Life Hldg. Co.	10,627	233,688
Ameris Bancorp	8,062	183,652
AMERISAFE, Inc.	2,250	129,060
Apollo Commercial Real Estate Finance, Inc.	15,725	141,682
ARMOUR Residential REIT, Inc.	7,499	71,316
Axos Financial, Inc.*	6,028	140,513
Banc of California, Inc.	5,119	51,804
BancFirst Corp.	2,167	88,500
BankUnited, Inc.	10,658	233,517
Banner Corp.	4,093	132,040
Berkshire Hills Bancorp, Inc.	5,847	59,113
Blucora, Inc.*	5,562	52,394
Boston Private Financial Hldgs., Inc.	9,535	52,633
Brightsphere Investment Group, Inc.	6,921	89,281
Brookline Bancorp, Inc.	9,122	78,860
Cadence BanCorp Cl A	14,576	125,208
Capstead Mortgage Corp.	11,163	62,736
Central Pacific Financial Corp.	3,266	44,320
City Hldg. Co.	1,860	107,155
Columbia Banking System, Inc.	8,293	197,788
Community Bank System, Inc.	6,215	338,469
Customers Bancorp, Inc.*	3,357	37,598
CVB Financial Corp.	14,759	245,442
Dime Community Bancshares, Inc.	3,313	37,470
Donnelley Financial Solutions, Inc.*	3,487	46,586
Eagle Bancorp, Inc.	3,746	100,355
eHealth, Inc.*	2,999	236,921
Employers Hldgs., Inc.	3,418	103,395
Encore Capital Group, Inc.*	3,651	140,892
Enova International, Inc.*	3,498	57,332
EZCORP, Inc. Cl A*	6,059	30,477
FB Financial Corp.	3,567	89,603
First BanCorp.	25,301	132,071
First Commonwealth Financial Corp.	11,413	88,337
First Financial Bancorp	11,362	136,401
First Hawaiian, Inc.	15,032	217,513
First Midwest Bancorp, Inc.	13,227	142,587
Flagstar Bancorp, Inc.	4,884	144,713
Granite Point Mortgage Trust, Inc.	6,361	45,100
Great Western Bancorp, Inc.	6,369	79,294
Green Dot Corp. Cl A*	6,210	314,288
Greenhill & Co., Inc.	1,639	18,603
Hanmi Financial Corp.	3,533	29,006
HCI Group, Inc.	713	35,144
Heritage Financial Corp.	4,160	76,502
HomeStreet, Inc.	2,640	68,006
Hope Bancorp, Inc.	14,324	108,648
Horace Mann Educators Corp.	4,785	159,819
Independent Bank Corp.	3,822	200,196
Independent Bank Group, Inc.	4,227	186,749
Invesco Mortgage Capital, Inc.	20,977	56,848
iShares Core S&P Small-Cap ETF	35,562	2,497,519
James River Group Hldgs. Ltd.	3,567	158,839
Kinsale Capital Group, Inc.	2,465	468,794
KKR Real Estate Finance Trust, Inc.	3,163	52,284

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Meta Financial Group, Inc.	4,008	77,034
Mr Cooper Group, Inc.*	8,418	187,890
National Bank Hldgs. Corp. Cl A	3,529	92,636
NBT Bancorp, Inc.	5,033	134,985
New York Mortgage Trust, Inc.	43,588	111,149
NMI Hldgs., Inc. Cl A*	9,787	174,209
Northfield Bancorp, Inc.	5,541	50,534
Northwest Bancshares, Inc.	14,820	136,344
OFG Bancorp	5,997	74,723
Old National Bancorp.	19,200	241,152
Pacific Premier Bancorp, Inc.	10,984	221,218
Palomar Hldgs., Inc.*	2,521	262,789
Park National Corp.	1,639	134,332
PennyMac Mortgage Investment Trust	11,529	185,271
Piper Sandler Cos.	1,601	116,873
PRA Group, Inc.*	5,300	211,735
Preferred Bank	1,580	50,750
ProAssurance Corp.	6,231	97,453
Provident Financial Svcs., Inc.	8,512	103,846
Ready Capital Corp.	4,774	53,469
Redwood Trust, Inc.	13,214	99,369
S&T Bancorp, Inc.	4,548	80,454
Safety Insurance Group, Inc.	1,662	114,828
Seacoast Banking Corp. of Florida*	6,116	110,271
ServisFirst Bancshares, Inc.	5,442	185,191
Simmons First National Corp. Cl A	12,598	199,741
Southside Bancshares, Inc.	3,632	88,730
Stewart Information Svcs. Corp.	3,119	136,394
StoneX Group, Inc.*	1,898	97,102
Third Point Reinsurance Ltd.*	9,458	65,733
Tompkins Financial Corp.	1,391	79,023
Triumph Bancorp, Inc.*	2,624	81,711
Trupanion, Inc.*	3,778	298,084
TrustCo Bank Corp.	11,152	58,213
United Community Banks, Inc.	10,010	169,469
United Fire Group, Inc.	2,500	50,800
United Insurance Hldgs. Corp.	2,393	14,502
Universal Insurance Hldgs., Inc.	3,349	46,350
Veritex Hldgs., Inc.	5,755	98,008
Virtus Investment Partners, Inc.	836	115,911
Waddell & Reed Financial, Inc. Cl A	7,558	112,236
Walker & Dunlop, Inc.	3,349	177,497
Westamerica BanCorp	3,118	169,463
WisdomTree Investments, Inc.	12,937	41,398
World Acceptance Corp.*	526	55,519

		14,711,654

HEALTH CARE (12.2%)
Addus HomeCare Corp.*	1,722	162,746
Allscripts Healthcare Solutions, Inc.*	18,897	153,822
AMAG Pharmaceuticals, Inc.*	3,509	32,985
AMN Healthcare Svcs., Inc.*	5,465	319,484
Amphastar Pharmaceuticals, Inc.*	4,229	79,294
AngioDynamics, Inc.*	4,154	50,097
ANI Pharmaceuticals, Inc.*	1,106	31,200
Anika Therapeutics, Inc.*	1,655	58,570
BioTelemetry, Inc.*	3,957	180,360
Cardiovascular Systems, Inc.*	4,621	181,836
Coherus Biosciences, Inc.*	7,255	133,057
Community Health Systems, Inc.*	12,945	54,628

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Computer Programs & Systems, Inc.	1,474	40,697
CONMED Corp.	2,520	198,248
Contra Progenics Pharmaceuticals, Inc. - contingent value rights*	3,670	0	††
Corcept Therapeutics, Inc.*	11,990	208,686
CorVel Corp.*	1,066	91,068
Covetrus, Inc.*	11,448	279,331
Cross Country Healthcare, Inc.*	4,065	26,382
CryoLife, Inc.*	4,395	81,176
Cutera, Inc.*	2,040	38,699
Cytokinetics, Inc.*	8,176	177,010
Eagle Pharmaceuticals, Inc.*	1,446	61,426
Enanta Pharmaceuticals, Inc.*	2,070	94,765
Endo International PLC*	26,697	88,100
Ensign Group, Inc.	5,851	333,858
Fulgent Genetics, Inc.*	1,365	54,655
Glaukos Corp.*	5,200	257,504
Hanger, Inc.*	4,437	70,193
HealthStream, Inc.*	2,971	59,628
Heska Corp.*	1,030	101,754
HMS Hldgs. Corp.*	10,289	246,422
Innoviva, Inc.*	7,287	76,149
Inogen, Inc.*	2,122	61,538
Integer Hldgs. Corp.*	3,819	225,359
Invacare Corp.	3,989	29,997
Lannett Co., Inc.*	3,937	24,055
Lantheus Hldgs., Inc.*	7,779	98,560
LeMaitre Vascular, Inc.	1,949	63,401
Luminex Corp.	5,023	131,854
Magellan Health, Inc.*	2,595	196,649
Meridian Bioscience, Inc.*	4,998	84,866
Merit Medical Systems, Inc.*	5,677	246,949
Mesa Laboratories, Inc.	567	144,449
Myriad Genetics, Inc.*	8,651	112,809
Natus Medical, Inc.*	3,935	67,407
Neogen Corp.*	6,179	483,507
NeoGenomics, Inc.*	12,760	470,716
NextGen Healthcare, Inc.*	6,407	81,625
Omnicell, Inc.*	4,969	370,986
OraSure Technologies, Inc.*	8,311	101,145
Orthofix Medical, Inc.*	2,241	69,785
Owens & Minor, Inc.	7,410	186,065
Pacira BioSciences, Inc.*	4,962	298,315
Pennant Group, Inc.*	2,900	111,824
Phibro Animal Health Corp. Cl A	2,356	40,994
Providence Svc. Corp.*	1,424	132,304
R1 RCM, Inc.*	13,457	230,788
RadNet, Inc.*	4,958	76,105
REGENXBIO, Inc.*	3,452	94,999
Select Medical Hldgs. Corp.*	12,427	258,730
Simulations Plus, Inc.	1,735	130,750
Spectrum Pharmaceuticals, Inc.*	16,823	68,638
Supernus Pharmaceuticals, Inc.*	6,101	127,145
Surmodics, Inc.*	1,582	61,556
Tabula Rasa HealthCare, Inc.*	2,413	98,378
Tactile Systems Technology, Inc.*	2,250	82,327
Tivity Health, Inc.*	4,334	60,763
US Physical Therapy, Inc.	1,477	128,322
Vanda Pharmaceuticals, Inc.*	6,322	61,071
Varex Imaging Corp.*	4,518	57,469

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Xencor, Inc.*	6,599	255,975
Zynex, Inc.*	2,262	39,472

		9,691,477

INDUSTRIALS (17.9%)
AAON, Inc.	4,727	284,802
AAR Corp.	3,829	71,985
ABM Industries, Inc.	7,729	283,345
Aegion Corp. Cl A*	3,593	50,769
Aerojet Rocketdyne Hldgs., Inc.*	8,487	338,546
AeroVironment, Inc.*	2,546	152,785
Alamo Group, Inc.	1,135	122,614
Albany International Corp. Cl A	3,562	176,355
Allegiant Travel Co. Cl A	1,521	182,216
American Woodmark Corp.*	1,967	154,488
Apogee Enterprises, Inc.	3,041	64,986
Applied Industrial Technologies, Inc.	4,491	247,454
ArcBest Corp.	2,911	90,416
Arcosa, Inc.	5,588	246,375
Astec Industries, Inc.	2,619	142,081
Atlas Air Worldwide Hldgs., Inc.*	3,035	184,832
AZZ, Inc.	3,051	104,100
Barnes Group, Inc.	5,391	192,674
Brady Corp. Cl A	5,620	224,912
Chart Industries, Inc.*	4,086	287,123
CIRCOR International, Inc.*	2,322	63,507
Comfort Systems USA, Inc.	4,234	218,093
Cubic Corp.	3,622	210,692
Deluxe Corp.	4,834	124,379
DXP Enterprises, Inc.*	1,898	30,615
Echo Global Logistics, Inc.*	3,089	79,604
Encore Wire Corp.	2,406	111,687
Enerpac Tool Group Corp. Cl A*	6,944	130,617
EnPro Industries, Inc.	2,384	134,481
ESCO Technologies, Inc.	3,023	243,533
Exponent, Inc.	5,998	432,036
Federal Signal Corp.	6,975	204,019
Forrester Research, Inc.*	1,276	41,840
Forward Air Corp.	3,238	185,796
Foundation Building Materials, Inc.*	2,598	40,841
Franklin Electric Co., Inc.	4,468	262,852
Gibraltar Industries, Inc.*	3,748	244,145
GMS, Inc.*	4,939	119,030
Granite Construction, Inc.	5,407	95,217
Greenbrier Cos., Inc.	3,798	111,661
Griffon Corp.	5,201	101,628
Harsco Corp.*	9,102	126,609
Hawaiian Hldgs., Inc.	5,303	68,356
Heartland Express, Inc.	5,751	106,969
Heidrick & Struggles International, Inc.	2,236	43,937
Hillenbrand, Inc.	8,681	246,193
Hub Group, Inc. Cl A*	3,880	194,757
Insteel Industries, Inc.	2,229	41,682
Interface, Inc. Cl A	6,779	41,487
John Bean Technologies Corp.	3,683	338,431
Kaman Corp.	3,206	124,938
Kelly Svcs., Inc. Cl A	3,898	66,422
Korn Ferry	6,507	188,703
Lindsay Corp.	1,263	122,107
Lydall, Inc.*	1,960	32,418

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Marten Transport Ltd.	6,798	110,943
Matson, Inc.	4,968	199,167
Matthews International Corp. Cl A	3,606	80,630
Meritor, Inc.*	8,425	176,420
Moog, Inc. Cl A	3,485	221,402
Mueller Industries, Inc.	6,618	179,083
MYR Group, Inc.*	1,942	72,204
National Presto Industries, Inc.	605	49,525
NOW, Inc.*	12,460	56,568
Park Aerospace Corp.	2,175	23,751
Patrick Industries, Inc.	2,561	147,309
PGT Innovations, Inc.*	6,887	120,660
Pitney Bowes, Inc.	19,966	106,019
Powell Industries, Inc.	1,024	24,709
Proto Labs, Inc.*	3,111	402,875
Quanex Building Products Corp.	3,795	69,980
Raven Industries, Inc.	4,137	89,028
Resideo Technologies, Inc.*	14,183	156,013
Resources Connection, Inc.	3,506	40,494
RR Donnelley & Sons Co.	8,153	11,903
Saia, Inc.*	3,027	381,826
Simpson Manufacturing Co., Inc.	5,069	492,504
SkyWest, Inc.	5,797	173,098
SPX Corp.*	5,170	239,785
SPX FLOW, Inc.*	4,924	210,846
Standex International Corp.	1,436	85,011
Team, Inc.*	3,596	19,778
Tennant Co.	2,153	129,955
Titan International, Inc.	5,742	16,594
Triumph Group, Inc.	6,023	39,210
TrueBlue, Inc.*	4,173	64,640
UFP Industries, Inc.	7,082	400,204
UniFirst Corp.	1,766	334,427
US Ecology, Inc.	3,643	119,017
Veritiv Corp.*	1,432	18,129
Viad Corp.	2,345	48,846
Vicor Corp.*	2,445	190,050
Wabash National Corp.	6,151	73,566
Watts Water Technologies, Inc. Cl A	3,197	320,180
WESCO International, Inc. Preferred	823	23,044

		14,251,533

INFORMATION TECHNOLOGY (13.3%)
3D Systems Corp.*	14,001	68,745
8x8, Inc.*	12,030	187,066
ADTRAN, Inc.	5,535	56,761
Advanced Energy Industries, Inc.*	4,472	281,468
Agilysys, Inc.*	2,349	56,752
Alarm.com Hldgs., Inc.*	5,164	285,311
Applied Optoelectronics, Inc.*	2,424	27,270
Arlo Technologies, Inc.*	9,028	47,487
Axcelis Technologies, Inc.*	3,886	85,492
Badger Meter, Inc.	3,377	220,754
Bel Fuse, Inc. Cl B	1,192	12,731
Benchmark Electronics, Inc.	4,253	85,698
Bottomline Technologies DE, Inc.*	4,523	190,690
Brooks Automation, Inc.	8,566	396,263
CalAmp Corp.*	3,978	28,602
Cardtronics PLC Cl A*	4,110	81,378
CEVA, Inc.*	2,580	101,575

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Cohu, Inc.	4,867	83,615
Comtech Telecommunications Corp.	2,884	40,376
CSG Systems International, Inc.	3,829	156,798
CTS Corp.	3,738	82,348
Daktronics, Inc.	4,237	16,779
Diebold Nixdorf, Inc.*	9,009	68,829
Digi International, Inc.*	3,352	52,392
Diodes, Inc.*	4,882	275,589
DSP Group, Inc.*	2,516	33,161
Ebix, Inc.	2,724	56,114
ePlus, Inc.*	1,572	115,070
EVERTEC, Inc.	6,946	241,096
ExlService Hldgs., Inc.*	3,978	262,429
Extreme Networks, Inc.*	14,263	57,337
Fabrinet*	4,275	269,453
FARO Technologies, Inc.*	2,049	124,948
FormFactor, Inc.*	8,951	223,148
Harmonic, Inc.*	11,273	62,903
Ichor Hldgs. Ltd.*	2,645	57,053
Insight Enterprises, Inc.*	4,067	230,111
Itron, Inc.*	4,675	283,959
Knowles Corp.*	10,602	157,970
Kulicke & Soffa Industries, Inc.	7,190	161,056
LivePerson, Inc.*	7,170	372,768
ManTech International Corp. Cl A	3,156	217,385
MaxLinear, Inc. Cl A*	7,723	179,483
Methode Electronics, Inc.	4,357	124,174
MicroStrategy, Inc. Cl A*	840	126,470
MTS Systems Corp.	2,219	42,405
NETGEAR, Inc.*	3,469	106,915
NIC, Inc.	7,818	154,015
OneSpan, Inc.*	3,949	82,771
Onto Innovation, Inc.*	5,687	169,359
OSI Systems, Inc.*	1,956	151,805
PC Connection, Inc.	1,278	52,475
PDF Solutions, Inc.*	3,413	63,857
Perficient, Inc.*	3,847	164,421
Photronics, Inc.*	7,670	76,393
Plantronics, Inc.	4,235	50,142
Plexus Corp.*	3,406	240,566
Power Integrations, Inc.	6,967	385,972
Progress Software Corp.	5,214	191,250
Rambus, Inc.*	13,240	181,256
Rogers Corp.*	2,158	211,613
Sanmina Corp.*	7,891	213,452
ScanSource, Inc.*	2,942	58,340
SMART Global Hldgs., Inc.*	1,595	43,607
SPS Commerce, Inc.*	4,089	318,410
Sykes Enterprises, Inc.*	4,650	159,077
TTEC Hldgs., Inc.	2,104	114,773
TTM Technologies, Inc.*	11,546	131,740
Ultra Clean Hldgs., Inc.*	4,637	99,510
Unisys Corp.*	7,281	77,688
Veeco Instruments, Inc.*	5,732	66,892
Viavi Solutions, Inc.*	26,517	311,044
Virtusa Corp.*	3,312	162,818
Xperi Hldg. Corp.	12,597	144,740

		10,574,163

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

MATERIALS (5.1%)
AdvanSix, Inc.*	3,253	41,899
Allegheny Technologies, Inc.*	14,590	127,225
American Vanguard Corp.	3,088	40,576
Arconic Corp.*	11,226	213,855
Balchem Corp.	3,751	366,210
Boise Cascade Co.	4,545	181,436
Carpenter Technology Corp.	5,581	101,351
Century Aluminum Co.*	5,831	41,517
Clearwater Paper Corp.*	1,923	72,959
Cleveland-Cliffs, Inc.	46,341	297,509
Ferro Corp.*	9,501	117,812
FutureFuel Corp.	2,991	34,008
GCP Applied Technologies, Inc.*	5,583	116,964
Hawkins, Inc.	1,098	50,618
Haynes International, Inc.	1,462	24,986
HB Fuller Co.	5,978	273,673
Innospec, Inc.	2,864	181,348
Kaiser Aluminum Corp.	1,827	97,909
Koppers Hldgs., Inc.*	2,457	51,376
Kraton Corp.*	3,688	65,720
Livent Corp.*	16,769	150,418
Materion Corp.	2,374	123,519
Mercer International, Inc.*	4,584	30,254
Myers Industries, Inc.	4,156	54,984
Neenah, Inc.	1,963	73,554
Olympic Steel, Inc.	1,058	12,019
PH Glatfelter Co.	5,151	70,929
Quaker Chemical Corp.	1,530	274,956
Rayonier Advanced Materials, Inc.*	7,382	23,622
Schweitzer-Mauduit International, Inc.	3,632	110,376
Stepan Co.	2,486	270,974
SunCoke Energy, Inc.	9,548	32,654
TimkenSteel Corp.*	4,402	15,627
Tredegar Corp.	2,995	44,536
Trinseo S.A.	4,431	113,611
US Concrete, Inc.*	1,818	52,795
Warrior Met Coal, Inc.	5,995	102,395

		4,056,174

REAL ESTATE (8.1%)
Acadia Realty Trust	9,910	104,055
Agree Realty Corp.	6,237	396,923
Alexander & Baldwin, Inc.	8,316	93,222
American Assets Trust, Inc.	5,764	138,855
Armada Hoffler Properties, Inc.	6,721	62,236
Brandywine Realty Trust	19,800	204,732
CareTrust REIT, Inc.	11,062	196,848
Chatham Lodging Trust	5,407	41,201
Community Healthcare Trust, Inc.	2,482	116,058
CoreCivic, Inc.	13,872	110,976
DiamondRock Hospitality Co.	23,066	116,945
Diversified Healthcare Trust	27,492	96,772
Easterly Government Properties, Inc.	9,233	206,911
Essential Properties Realty Trust, Inc.	11,806	216,286
Four Corners Property Trust, Inc.	8,120	207,791
Franklin Street Properties Corp.	11,165	40,864
Getty Realty Corp.	4,084	106,225
Global Net Lease, Inc.	10,414	165,583
Hersha Hospitality Trust Cl A	4,203	23,285
Independence Realty Trust, Inc.	11,041	127,965

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Industrial Logistics Properties Trust	7,571	165,578
Innovative Industrial Properties, Inc. Cl A	2,523	313,129
Investors Real Estate Trust	1,485	96,777
iStar, Inc.	8,749	103,326
Kite Realty Group Trust	9,707	112,407
Lexington Realty Trust	32,207	336,563
LTC Properties, Inc.	4,549	158,578
Mack-Cali Realty Corp.	9,975	125,884
Marcus & Millichap, Inc.*	2,778	76,451
National Storage Affiliates Trust	7,173	234,629
NexPoint Residential Trust, Inc.	2,526	112,028
Office Properties Income Trust	5,601	116,053
RE/MAX Hldgs., Inc. Cl A	2,109	69,028
Realogy Hldgs. Corp.*	13,339	125,920
Retail Opportunity Investments Corp.	13,635	142,009
Retail Properties of America, Inc. Cl A	24,659	143,269
RPT Realty	9,311	50,652
Safehold, Inc.	1,610	99,981
Saul Centers, Inc.	1,464	38,913
SITE Centers Corp.	17,388	125,194
St Joe Co.*	3,631	74,908
Summit Hotel Properties, Inc.	12,247	63,439
Tanger Factory Outlet Centers, Inc.	10,713	64,599
Uniti Group, Inc.	22,602	238,112
Universal Health Realty Income Trust	1,488	84,801
Urstadt Biddle Properties, Inc. Cl A	3,453	31,768
Washington Prime Group, Inc.	21,828	14,131
Washington Real Estate Investment Trust	9,582	192,886
Whitestone REIT Cl B	4,623	27,738
Xenia Hotels & Resorts, Inc.	13,231	116,168

		6,428,652

UTILITIES (1.7%)
American States Water Co.	4,275	320,411
Avista Corp.	7,849	267,808
California Water Svc. Group	5,755	250,055
Chesapeake Utilities Corp.	1,921	161,940
Northwest Natural Hldg. Co.	3,551	161,180
South Jersey Industries, Inc.	11,752	226,461

		1,387,855

TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $83,903,624) 99.9%		79,513,046

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (36.6%)
Citibank, New York Time Deposit	0.01	10/01/20	25,000,000	25,000,000
JP Morgan Chase, New York Time Deposit	0.01	10/01/20	4,112,842	4,112,842

				29,112,842

TOTAL TEMPORARY CASH INVESTMENT (Cost: $29,112,842) 36.6%				29,112,842

TOTAL INVESTMENTS (Cost: $113,016,466) 136.5%				108,625,888

OTHER NET ASSETS -36.5%				(29,044,537)

NET ASSETS 100.0%				$79,581,351

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (1.0%)
Discovery, Inc. Cl A*	17,470	380,322
Discovery, Inc. Cl C*	18,337	359,405

		739,727

CONSUMER DISCRETIONARY (5.0%)
Capri Hldgs. Ltd.*	24,151	434,718
Foot Locker, Inc.	11,795	389,589
Hilton Grand Vacations, Inc.*	8,542	179,211
Marriott Vacations Worldwide Corp.	12,436	1,129,313
Ralph Lauren Corp. Cl A	5,197	353,240
Taylor Morrison Home Corp. Cl A*	16,128	396,587
Williams-Sonoma, Inc.	10,790	975,848

		3,858,506

CONSUMER STAPLES (3.1%)
Constellation Brands, Inc. Cl A	4,453	843,888
Ingredion, Inc.	4,717	356,983
TreeHouse Foods, Inc.*	21,160	857,615
Tyson Foods, Inc. Cl A	6,336	376,865

		2,435,351

ENERGY (3.7%)
Baker Hughes Co. Cl A	19,021	252,789
Cheniere Energy, Inc.*	10,254	474,453
Devon Energy Corp.	11,579	109,537
EQT Corp.	22,330	288,727
Hess Corp.	7,779	318,395
MPLX LP	21,029	330,997
Noble Energy, Inc.	31,622	270,368
PBF Energy, Inc. Cl A	58,951	335,431
Williams Cos., Inc.	26,573	522,159

		2,902,856

FINANCIALS (17.9%)
American Financial Group, Inc.	18,389	1,231,695
Ameriprise Financial, Inc.	11,631	1,792,453
Associated Banc-Corp.	39,046	492,761
Citizens Financial Group, Inc.	9,504	240,261
Discover Financial Svcs.	12,797	739,411
Everest Re Group Ltd.	4,237	836,977
Fifth Third Bancorp	34,235	729,890
Hartford Financial Svcs. Group, Inc.	14,449	532,590
iShares Russell Mid-Cap ETF	15,000	860,700
KeyCorp.	64,383	768,089
Lincoln National Corp.	9,651	302,366
Progressive Corp.	16,841	1,594,338
Reinsurance Group of America, Inc. Cl A	7,628	726,109
Starwood Property Trust, Inc.	35,135	530,187
SVB Financial Group*	3,612	869,119
Synchrony Financial	10,477	274,183
Voya Financial, Inc.	16,432	787,586
Zions Bancorporation	22,145	647,077

		13,955,792

HEALTH CARE (8.0%)
Agilent Technologies, Inc.	15,762	1,591,016
Centene Corp.*	14,503	845,960
Hill-Rom Hldgs., Inc.	9,070	757,436
Horizon Therapeutics PLC*	7,730	600,466

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Humana, Inc.	3,203	1,325,690
Zimmer Biomet Hldgs., Inc.	8,341	1,135,544

		6,256,112

INDUSTRIALS (19.3%)
Alaska Air Group, Inc.	22,372	819,486
Carlisle Cos., Inc.	13,060	1,598,152
Dover Corp.	7,680	832,051
HEICO Corp. Cl A	4,740	420,248
Jacobs Engineering Group, Inc.	9,450	876,676
L-3 Harris Technologies, Inc.	8,323	1,413,578
Mueller Industries, Inc.	37,675	1,019,486
Old Dominion Freight Line, Inc.	13,015	2,354,674
Oshkosh Corp.	11,001	808,574
SPX FLOW, Inc.*	21,190	907,356
Stanley Black & Decker, Inc.	7,274	1,179,843
Stericycle, Inc.*	9,533	601,151
Trane Technologies PLC	18,110	2,195,838

		15,027,113

INFORMATION TECHNOLOGY (7.7%)
Analog Devices, Inc.	5,761	672,539
Ciena Corp.*	11,083	439,884
DXC Technology Co.	10,554	188,389
FLIR Systems, Inc.	22,700	813,795
KLA Corp.	2,404	465,751
MKS Instruments, Inc.	2,641	288,477
NortonLifeLock, Inc.	17,935	373,765
Perspecta, Inc.	16,420	319,369
Proofpoint, Inc.*	5,287	558,043
PTC, Inc.*	7,225	597,652
Qorvo, Inc.*	6,129	790,702
ViaSat, Inc.*	5,943	204,380
Western Digital Corp.	7,349	268,606

		5,981,352

MATERIALS (11.4%)
Crown Hldgs., Inc.*	35,173	2,703,397
FMC Corp.	6,304	667,656
Freeport-McMoRan, Inc.	73,912	1,155,984
Mosaic Co.	12,141	221,816
Newmont Corp.	16,333	1,036,329
Olin Corp.	15,287	189,253
Packaging Corp. of America	22,350	2,437,267
Steel Dynamics, Inc.	15,806	452,526

		8,864,228

REAL ESTATE (11.5%)
Alexander’s, Inc.	1,173	287,643
American Campus Communities, Inc.	14,592	509,553
Apartment Investment & Management Co. Cl A	19,151	645,772
AvalonBay Communities, Inc.	5,368	801,657
Brandywine Realty Trust	56,870	588,036
Duke Realty Corp.	52,806	1,948,541
Equity LifeStyle Properties, Inc.	8,711	533,984
Host Hotels & Resorts, Inc.	20,012	215,930
Kilroy Realty Corp.	8,550	444,258
Prologis, Inc.	14,606	1,469,656
Vornado Realty Trust	7,732	260,646
Welltower, Inc.	13,758	757,928
Weyerhaeuser Co.	16,293	464,676

		8,928,280

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

UTILITIES (10.1%)
AES Corp.			42,784	774,818
Ameren Corp.			18,789	1,485,834
Atmos Energy Corp.			7,610	727,440
Entergy Corp.			10,960	1,079,889
Evergy, Inc.			23,158	1,176,890
FirstEnergy Corp.			10,412	298,928
PPL Corp.			29,417	800,437
Public Svc. Enterprise Group, Inc.			27,778	1,525,290

				7,869,526

TOTAL COMMON STOCKS (Cost: $68,873,952) 98.7%				76,818,843

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.3%)
Citibank, New York Time Deposit	0.01	10/01/20	968,640	968,640

TOTAL TEMPORARY CASH INVESTMENT (Cost: $968,640) 1.3%				968,640

TOTAL INVESTMENTS (Cost: $69,842,592) 100.0%				77,787,483

OTHER NET ASSETS 0.0% (2)				35,425

NET ASSETS 100.0%				$77,822,908

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.7%)
AMC Networks, Inc. Cl A*	34,772	859,216
Cable One, Inc.	4,645	8,757,822
Cinemark Hldgs., Inc.	92,888	928,880
John Wiley & Sons, Inc. Cl A	37,690	1,195,150
New York Times Co. Cl A	123,473	5,283,410
TEGNA, Inc.	188,553	2,215,498
Telephone & Data Systems, Inc.	86,633	1,597,512
TripAdvisor, Inc.	82,818	1,622,405
World Wrestling Entertainment, Inc. Cl A	40,404	1,635,150
Yelp, Inc. Cl A*	59,472	1,194,792

		25,289,835

CONSUMER DISCRETIONARY (15.5%)
Aaron’s, Inc.	57,428	3,253,296
Adient PLC*	81,529	1,412,898
Adtalem Global Education, Inc.*	44,638	1,095,417
American Eagle Outfitters, Inc.	129,384	1,916,177
AutoNation, Inc.*	50,587	2,677,570
Boyd Gaming Corp.	69,187	2,123,349
Brunswick Corp.	68,730	4,048,884
Caesars Entertainment, Inc.*	172,173	9,652,018
Carter’s, Inc.	37,940	3,284,845
Choice Hotels International, Inc.	24,708	2,123,900
Churchill Downs, Inc.	31,040	5,084,973
Columbia Sportswear Co.	26,427	2,298,620
Cracker Barrel Old Country Store, Inc.	20,444	2,344,109
Dana, Inc.	125,796	1,549,807
Deckers Outdoor Corp.*	24,197	5,323,582
Delphi Technologies PLC*	75,035	1,253,835
Dick’s Sporting Goods, Inc.	56,302	3,258,760
Dunkin’ Brands Group, Inc.	71,136	5,826,750
Five Below, Inc.*	48,042	6,101,334
Foot Locker, Inc.	90,196	2,979,174
Fox Factory Hldg. Corp.*	35,916	2,669,636
Gentex Corp.	212,460	5,470,845
Goodyear Tire & Rubber Co.	205,204	1,573,915
Graham Hldgs. Co. Cl B	3,534	1,428,125
Grand Canyon Education, Inc.*	40,660	3,250,360
Grubhub, Inc.*	79,872	5,777,142
H&R Block, Inc.	167,748	2,732,615
Harley-Davidson, Inc.	133,195	3,268,605
Helen of Troy Ltd.*	21,856	4,229,573
Jack in the Box, Inc.	19,625	1,556,459
KB Home	75,708	2,906,430
Kohl’s Corp.	136,475	2,528,882
Lear Corp.	47,233	5,150,759
Lithia Motors, Inc. Cl A	19,405	4,423,176
Marriott Vacations Worldwide Corp.	35,524	3,225,934
Mattel, Inc.*	301,673	3,529,574
Murphy USA, Inc.*	23,343	2,994,207
Nordstrom, Inc.	93,961	1,120,015
Ollie’s Bargain Outlet Hldgs., Inc.*	48,988	4,279,102
Papa John’s International, Inc.	28,277	2,326,632
Penn National Gaming, Inc.*	124,815	9,074,051
Polaris, Inc.	49,933	4,710,679
Pool Corp.	34,497	11,540,626
RH*	13,380	5,119,456
Sally Beauty Hldgs., Inc.*	97,410	846,493
Scientific Games Corp.*	48,153	1,681,021

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Service Corp. International	152,790	6,444,682
Six Flags Entertainment Corp.	65,164	1,322,829
Skechers U.S.A., Inc. Cl A*	119,334	3,606,273
Strategic Education, Inc.	21,021	1,922,791
Taylor Morrison Home Corp. Cl A*	112,236	2,759,883
Tempur Sealy International, Inc.*	41,576	3,708,163
Texas Roadhouse, Inc. Cl A	56,555	3,437,978
Thor Industries, Inc.	48,181	4,589,722
Toll Brothers, Inc.	98,527	4,794,324
TopBuild Corp.*	28,235	4,819,432
TRI Pointe Group, Inc.*	112,414	2,039,190
Urban Outfitters, Inc.*	59,209	1,232,139
Visteon Corp.*	23,967	1,658,996
Wendy’s Co.	154,302	3,440,163
Williams-Sonoma, Inc.	66,968	6,056,586
Wingstop, Inc.	25,764	3,520,651
WW International, Inc.*	40,776	769,443
Wyndham Destinations, Inc.	74,704	2,297,895
Wyndham Hotels & Resorts, Inc.	80,342	4,057,271

		227,502,021

CONSUMER STAPLES (3.9%)
BJ’s Wholesale Club Hldgs., Inc.*	119,472	4,964,062
Boston Beer Co., Inc. Cl A*	7,860	6,943,210
Casey’s General Stores, Inc.	31,653	5,623,155
Coty, Inc. Cl A	247,751	668,928
Darling Ingredients, Inc.*	141,560	5,100,407
Edgewell Personal Care Co.*	46,924	1,308,241
Energizer Hldgs., Inc.	50,314	1,969,290
Flowers Foods, Inc.	169,663	4,127,901
Grocery Outlet Hldg. Corp.*	72,218	2,839,612
Hain Celestial Group, Inc.*	72,154	2,474,882
Ingredion, Inc.	58,260	4,409,117
Lancaster Colony Corp.	16,798	3,003,482
Nu Skin Enterprises, Inc. Cl A	44,576	2,232,812
Pilgrim’s Pride Corp.*	42,506	636,102
Post Hldgs., Inc.*	54,365	4,675,390
Sanderson Farms, Inc.	17,092	2,016,343
Sprouts Farmers Market, Inc.*	101,561	2,125,672
Tootsie Roll Industries, Inc.	15,146	468,011
TreeHouse Foods, Inc.*	48,843	1,979,607

		57,566,224

ENERGY (1.1%)
Antero Midstream Corp.	246,271	1,322,475
ChampionX Corp.*	161,911	1,293,669
Cimarex Energy Co.	87,267	2,123,206
CNX Resources Corp.*	194,572	1,836,760
EQT Corp.	217,955	2,818,158
Equitrans Midstream Corp.	348,579	2,948,978
Murphy Oil Corp.	124,192	1,107,793
World Fuel Svcs. Corp.	55,204	1,169,773
WPX Energy, Inc.*	351,405	1,721,884

		16,342,696

FINANCIALS (13.3%)
Affiliated Managers Group, Inc.	40,371	2,760,569
Alleghany Corp.	12,381	6,443,691
American Financial Group, Inc.	61,513	4,120,141
Associated Banc-Corp.	132,962	1,677,980
BancorpSouth Bank	83,964	1,627,222
Bank of Hawaii Corp.	34,588	1,747,386
Bank OZK	105,040	2,239,453
Brighthouse Financial, Inc.*	79,328	2,134,716
Brown & Brown, Inc.	203,114	9,194,971

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Cathay General Bancorp	64,846	1,405,861
CIT Group, Inc.	85,838	1,520,191
CNO Financial Group, Inc.	122,541	1,965,558
Commerce Bancshares, Inc.	86,865	4,889,631
Cullen/Frost Bankers, Inc.	48,186	3,081,495
East West Bancorp, Inc.	122,447	4,008,915
Eaton Vance Corp.	98,746	3,767,160
Essent Group Ltd.	98,064	3,629,349
Evercore, Inc. Cl A	34,712	2,272,247
FactSet Research Systems, Inc.	32,500	10,883,600
Federated Hermes, Inc. Cl B	82,786	1,780,727
First American Financial Corp.	96,256	4,900,393
First Financial Bankshares, Inc.	123,992	3,460,617
First Horizon National Corp.	480,260	4,528,852
FirstCash, Inc.	35,937	2,055,956
FNB Corp.	279,543	1,895,302
Fulton Financial Corp.	140,380	1,309,745
Genworth Financial, Inc. Cl A*	440,329	1,475,102
Glacier Bancorp, Inc.	83,081	2,662,746
Hancock Whitney Corp.	74,846	1,407,853
Hanover Insurance Group, Inc.	32,515	3,029,748
Home BancShares, Inc.	132,435	2,007,715
Interactive Brokers Group, Inc. Cl A	68,151	3,293,738
International Bancshares Corp.	48,397	1,261,226
Janus Henderson Group PLC	130,341	2,831,006
Jefferies Financial Group, Inc.	186,415	3,355,470
Kemper Corp.	53,310	3,562,707
LendingTree, Inc.*	6,846	2,100,969
Mercury General Corp.	22,977	950,558
Navient Corp.	170,045	1,436,880
New York Community Bancorp, Inc.	401,955	3,324,168
Old Republic International Corp.	244,238	3,600,068
PacWest Bancorp	101,562	1,734,679
Pinnacle Financial Partners, Inc.	66,336	2,360,898
Primerica, Inc.	34,255	3,875,611
Prosperity Bancshares, Inc.	79,729	4,132,354
Reinsurance Group of America, Inc.	58,431	5,562,047
RenaissanceRe Hldgs. Ltd.	44,192	7,501,150
RLI Corp.	34,498	2,888,518
SEI Investments Co.	104,714	5,311,094
Selective Insurance Group, Inc.	51,992	2,677,068
Signature Bank	46,349	3,846,503
SLM Corp.	322,680	2,610,481
Sterling Bancorp	168,924	1,777,080
Stifel Financial Corp.	59,055	2,985,821
Synovus Financial Corp.	127,170	2,692,189
TCF Financial Corp.	131,647	3,075,274
Texas Capital Bancshares, Inc.*	43,623	1,357,984
Trustmark Corp.	54,999	1,177,529
UMB Financial Corp.	37,404	1,833,170
Umpqua Hldgs. Corp.	190,408	2,022,133
United Bankshares, Inc.	112,808	2,421,988
Valley National Bancorp	351,904	2,410,542
Washington Federal, Inc.	65,555	1,367,477
Webster Financial Corp.	78,148	2,063,889
Wintrust Financial Corp.	49,836	1,995,932

		195,283,093

HEALTH CARE (10.8%)
Acadia Healthcare Co., Inc.*	77,207	2,276,062
Amedisys, Inc.*	28,025	6,625,951
Arrowhead Pharmaceuticals, Inc.*	89,959	3,873,634
Avanos Medical, Inc.*	41,110	1,365,674

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Bio-Techne Corp.	33,183	8,220,425
Cantel Medical Corp.	32,614	1,433,059
Charles River Laboratories International, Inc.*	42,748	9,680,285
Chemed Corp.	13,816	6,636,516
Emergent BioSolutions, Inc.*	38,663	3,995,048
Encompass Health Corp.	86,066	5,592,569
Exelixis, Inc.*	265,427	6,489,690
Globus Medical, Inc. Cl A*	65,214	3,229,397
Haemonetics Corp.*	43,998	3,838,825
HealthEquity, Inc.*	66,099	3,395,506
Hill-Rom Hldgs., Inc.	56,902	4,751,886
ICU Medical, Inc.*	16,756	3,062,326
Integra LifeSciences Hldgs. Corp.*	61,121	2,886,134
Jazz Pharmaceuticals PLC*	47,925	6,833,626
LHC Group, Inc.*	27,301	5,803,101
Ligand Pharmaceuticals, Inc.*	13,952	1,329,905
LivaNova PLC*	42,129	1,904,652
Masimo Corp.*	43,471	10,261,764
MEDNAX, Inc.*	74,836	1,218,330
Medpace Hldgs., Inc.*	23,676	2,645,793
Molina Healthcare, Inc.*	50,732	9,285,985
Nektar Therapeutics Cl A*	153,911	2,553,383
NuVasive, Inc.*	44,517	2,162,191
Patterson Cos., Inc.	74,885	1,805,103
Penumbra, Inc.*	28,961	5,629,439
PRA Health Sciences, Inc.*	55,127	5,592,083
Prestige Consumer Healthcare, Inc.*	42,987	1,565,586
Quidel Corp.*	32,644	7,161,441
Repligen Corp.*	42,235	6,231,352
Syneos Health, Inc. Cl A*	60,450	3,213,522
Tenet Healthcare Corp.*	91,186	2,234,969
United Therapeutics Corp.*	38,246	3,862,846

		158,648,058

INDUSTRIALS (17.3%)
Acuity Brands, Inc.	34,407	3,521,556
AECOM*	138,906	5,811,827
AGCO Corp.	53,125	3,945,594
ASGN, Inc.*	45,410	2,886,260
Avis Budget Group, Inc.*	44,831	1,179,952
Axon Enterprise, Inc.*	55,270	5,012,989
Brink’s Co.	44,582	1,831,874
Builders FirstSource, Inc.*	100,614	3,282,029
Carlisle Cos., Inc.	47,305	5,788,713
Clean Harbors, Inc.*	44,358	2,485,379
Colfax Corp.*	87,714	2,750,711
CoreLogic, Inc.	68,328	4,623,756
Crane Co.	43,021	2,156,643
Curtiss-Wright Corp.	35,894	3,347,474
Donaldson Co., Inc.	108,973	5,058,527
Dycom Industries, Inc.*	27,490	1,452,022
EMCOR Group, Inc.	47,865	3,240,939
EnerSys	36,997	2,483,239
Fluor Corp.	107,546	947,480
FTI Consulting, Inc.*	31,378	3,325,127
GATX Corp.	30,308	1,932,135
Generac Hldgs., Inc.*	54,208	10,496,837
Graco, Inc.	144,177	8,845,259
Healthcare Svcs. Group, Inc.	64,486	1,388,384
Herman Miller, Inc.	50,597	1,526,005
Hexcel Corp.	73,278	2,458,477
HNI Corp.	37,185	1,166,865
Hubbell, Inc. Cl B	46,911	6,419,301

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

IAA, Inc.*	115,360	6,006,795
Insperity, Inc.	31,282	2,048,658
ITT, Inc.	74,714	4,411,862
JetBlue Airways Corp.*	236,552	2,680,134
KAR Auction Svcs, Inc.	111,737	1,609,013
Kennametal, Inc.	72,442	2,096,471
Kirby Corp.*	51,894	1,877,006
Knight-Swift Transportation Hldgs., Inc. Cl A	109,689	4,464,342
Landstar System, Inc.	33,382	4,189,107
Lennox International, Inc.	30,044	8,190,295
Lincoln Electric Hldgs., Inc.	51,704	4,758,836
ManpowerGroup, Inc.	49,894	3,658,727
MasTec, Inc.*	48,460	2,045,012
Mercury Systems, Inc.*	47,977	3,716,298
Middleby Corp.*	48,283	4,331,468
MSA Safety, Inc.	31,186	4,184,226
MSC Industrial Direct Co., Inc. Cl A	39,348	2,489,941
Nordson Corp.	46,789	8,975,066
nVent Electric PLC	146,411	2,590,011
Oshkosh Corp.	58,928	4,331,208
Owens Corning	93,100	6,406,211
Regal Beloit Corp.	35,519	3,334,168
Ryder System, Inc.	46,576	1,967,370
Stericycle, Inc.*	78,400	4,943,904
Sunrun, Inc.*	110,137	8,488,259
Terex Corp.	60,338	1,168,144
Tetra Tech, Inc.	46,735	4,463,192
Timken Co.	58,492	3,171,436
Toro Co.	92,848	7,794,590
Trex Co., Inc.*	99,390	7,116,324
Trinity Industries, Inc.	79,124	1,542,918
Univar Solutions, Inc.*	146,753	2,477,191
Valmont Industries, Inc.	18,501	2,297,454
Watsco, Inc.	28,406	6,615,473
Werner Enterprises, Inc.	50,736	2,130,405
Woodward, Inc.	50,624	4,058,020
XPO Logistics, Inc.*	79,677	6,745,455

		252,740,344

INFORMATION TECHNOLOGY (15.4%)
ACI Worldwide, Inc.*	101,343	2,648,093
Alliance Data Systems Corp.	41,573	1,745,234
Arrow Electronics, Inc.*	66,865	5,259,601
Avnet, Inc.	85,564	2,210,974
Belden, Inc.	38,788	1,207,082
Blackbaud, Inc.	42,769	2,387,793
Cabot Microelectronics Corp.	25,191	3,597,527
CACI International, Inc. Cl A*	21,664	4,617,898
CDK Global, Inc.	104,950	4,574,770
Ceridian HCM Hldg., Inc.*	113,512	9,381,767
Ciena Corp.*	132,053	5,241,184
Cirrus Logic, Inc.*	50,190	3,385,315
Cognex Corp.	150,207	9,778,476
Coherent, Inc.*	21,087	2,339,181
CommVault Systems, Inc.*	40,008	1,632,326
Cree, Inc.*	94,959	6,052,687
Enphase Energy, Inc.*	109,583	9,050,460
Fair Isaac Corp.*	25,139	10,693,628
First Solar, Inc.*	73,205	4,846,171
II-VI, Inc.*	90,409	3,666,989
InterDigital, Inc.	26,630	1,519,508
j2 Global, Inc.*	38,759	2,682,898
Jabil, Inc.	118,288	4,052,547

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

KBR, Inc.	123,132	2,753,231
Littelfuse, Inc.	21,066	3,735,844
LiveRamp Hldgs., Inc.*	60,203	3,116,709
Lumentum Hldgs., Inc.*	65,061	4,888,033
Manhattan Associates, Inc.*	54,939	5,246,125
MAXIMUS, Inc.	53,103	3,632,776
MKS Instruments, Inc.	47,564	5,195,416
Monolithic Power Systems, Inc.	36,780	10,284,056
National Instruments Corp.	113,727	4,060,054
NCR Corp.*	110,957	2,456,588
NetScout Systems, Inc.*	62,938	1,373,936
Paylocity Hldg. Corp.*	32,450	5,238,079
Perspecta, Inc.	118,266	2,300,274
PTC, Inc.*	91,048	7,531,491
Qualys, Inc.*	29,339	2,875,515
Sabre Corp.	269,600	1,755,096
Science Applications International Corp.	50,598	3,967,895
Semtech Corp.*	56,408	2,987,368
Silicon Laboratories, Inc.*	38,169	3,734,837
SolarEdge Technologies, Inc.*	43,522	10,373,469
Synaptics, Inc.*	29,422	2,366,117
SYNNEX Corp.	35,379	4,955,183
Teradata Corp.*	93,625	2,125,287
Trimble, Inc.*	218,071	10,620,058
Universal Display Corp.	36,940	6,676,536
ViaSat, Inc.*	56,072	1,928,316
Vishay Intertechnology, Inc.	114,991	1,790,410
WEX, Inc.*	37,904	5,267,519

		225,808,327

MATERIALS (5.7%)
AptarGroup, Inc.	55,525	6,285,430
Ashland Global Hldgs., Inc.	47,014	3,334,233
Avient Corp.	79,738	2,109,867
Cabot Corp.	48,940	1,763,308
Chemours Co.	142,888	2,987,788
Commercial Metals Co.	103,151	2,060,957
Compass Minerals International, Inc.	29,258	1,736,462
Domtar Corp.	47,496	1,247,720
Eagle Materials, Inc.	36,643	3,163,024
Greif, Inc. Cl A	22,849	827,362
Ingevity Corp.*	35,997	1,779,692
Louisiana-Pacific Corp.	97,950	2,890,505
Minerals Technologies, Inc.	29,513	1,508,114
NewMarket Corp.	6,241	2,136,419
O-I Glass, Inc.	138,396	1,465,614
Olin Corp.	122,722	1,519,298
Reliance Steel & Aluminum Co.	55,173	5,629,853
Royal Gold, Inc.	56,590	6,800,420
RPM International, Inc.	112,827	9,346,589
Scotts Miracle-Gro Co.	35,260	5,391,607
Sensient Technologies Corp.	36,715	2,119,924
Silgan Hldgs., Inc.	67,607	2,485,909
Sonoco Products Co.	87,172	4,451,874
Steel Dynamics, Inc.	172,966	4,952,017
United States Steel Corp.	192,779	1,414,998
Valvoline, Inc.	161,820	3,081,053
Worthington Industries, Inc.	31,267	1,275,068

		83,765,105

REAL ESTATE (9.1%)
American Campus Communities, Inc.	118,824	4,149,334
Brixmor Property Group, Inc.	256,181	2,994,756
Camden Property Trust	83,680	7,445,846

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

CoreSite Realty Corp.				36,620	4,353,386
Corporate Office Properties Trust				97,005	2,300,959
Cousins Properties, Inc.				129,546	3,703,720
CyrusOne, Inc.				99,846	6,992,215
Douglas Emmett, Inc.				141,998	3,564,150
EastGroup Properties, Inc.				34,068	4,406,014
EPR Properties				64,892	1,784,530
First Industrial Realty Trust, Inc.				110,138	4,383,492
GEO Group, Inc.				104,443	1,184,384
Healthcare Realty Trust, Inc.				117,729	3,545,997
Highwoods Properties, Inc.				89,933	3,019,051
Hudson Pacific Properties, Inc.				132,125	2,897,501
JBG SMITH Properties				97,694	2,612,338
Jones Lang LaSalle, Inc.				44,797	4,285,281
Kilroy Realty Corp.				90,683	4,711,889
Lamar Advertising Co. Cl A				74,748	4,946,075
Life Storage, Inc.				40,360	4,248,697
Macerich Co.				97,405	661,380
Medical Properties Trust, Inc.				456,890	8,054,971
National Retail Properties, Inc.				150,158	5,181,953
Omega Healthcare Investors, Inc.				195,211	5,844,617
Park Hotels & Resorts, Inc.				204,677	2,044,723
Pebblebrook Hotel Trust				114,526	1,435,011
Physicians Realty Trust				180,533	3,233,346
PotlatchDeltic Corp.				58,275	2,453,378
PS Business Parks, Inc.				17,165	2,100,824
Rayonier, Inc.				118,234	3,126,107
Rexford Industrial Realty, Inc.				107,197	4,905,335
Sabra Health Care REIT, Inc.				177,425	2,445,804
Service Properties Trust				142,662	1,134,163
Spirit Realty Capital, Inc.				89,073	3,006,214
STORE Capital Corp.				196,845	5,399,458
Taubman Centers, Inc.				53,481	1,780,382
Urban Edge Properties				95,443	927,706
Weingarten Realty Investors				104,564	1,773,405

					133,038,392

UTILITIES (3.7%)
ALLETE, Inc.				44,775	2,316,658
Black Hills Corp.				54,573	2,919,110
Essential Utilities, Inc.				192,045	7,729,811
Hawaiian Electric Industries, Inc.				94,236	3,132,405
IDACORP, Inc.				43,787	3,498,581
MDU Resources Group, Inc.				173,613	3,906,293
National Fuel Gas Co.				78,320	3,179,009
New Jersey Resources Corp.				83,337	2,251,766
NorthWestern Corp.				43,775	2,129,216
OGE Energy Corp.				173,160	5,193,068
ONE Gas, Inc.				45,648	3,150,168
PNM Resources, Inc.				69,102	2,855,986
Southwest Gas Hldgs., Inc.				48,111	3,035,804
Spire, Inc.				44,779	2,382,243
UGI Corp.				179,887	5,932,673

					53,612,791

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $1,304,426,818) 97.5%					1,429,596,886

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.2%)
U.S. Treasury Bill (1)	A-1+	0.08	11/03/20	25,000,000	24,998,087
U.S. Treasury Bill (1)	A-1+	0.13	10/08/20	7,125,000	7,124,817

					32,122,904

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $32,122,904) 2.2%					32,122,904

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.3%)
Citibank, New York Time Deposit	0.01	10/01/20	5,026,083	5,026,083

TOTAL TEMPORARY CASH INVESTMENT (Cost: $5,026,083) 0.3%				5,026,083

TOTAL INVESTMENTS (Cost: $1,341,575,805) 100.0%				1,466,745,873

OTHER NET ASSETS -0.0% (2)				(359,792)

NET ASSETS 100.0%				$1,466,386,081

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (3.5%)
Comcast Corp. Cl A	57,657	2,667,213
Verizon Communications, Inc.	26,700	1,588,383
ViacomCBS, Inc. Cl B	40,106	1,123,369
Walt Disney Co.	8,895	1,103,691

		6,482,656

CONSUMER DISCRETIONARY (7.2%)
Best Buy Co., Inc.	20,140	2,241,381
eBay, Inc.	27,535	1,434,573
Hanesbrands, Inc.	35,495	559,046
Home Depot, Inc.	10,870	3,018,708
Leggett & Platt, Inc.	25,402	1,045,800
PVH Corp.	8,244	491,672
Target Corp.	14,690	2,312,500
TJX Cos., Inc.	22,352	1,243,889
Whirlpool Corp.	4,308	792,198

		13,139,767

CONSUMER STAPLES (3.5%)
Constellation Brands, Inc. Cl A	3,683	697,965
Keurig Dr Pepper, Inc.	17,887	493,681
Kimberly-Clark Corp.	6,822	1,007,337
Procter & Gamble Co.	17,512	2,433,993
Walmart, Inc.	12,603	1,763,286

		6,396,262

ENERGY (1.4%)
Cabot Oil & Gas Corp.	20,516	356,158
Chevron Corp.	10,152	730,944
ConocoPhillips	11,566	379,827
Valero Energy Corp.	11,322	490,469
Williams Cos., Inc.	25,313	497,401

		2,454,799

FINANCIALS (4.2%)
Citigroup, Inc.	30,185	1,301,276
Comerica, Inc.	7,349	281,099
Intercontinental Exchange, Inc.	15,727	1,573,486
JPMorgan Chase & Co.	21,744	2,093,295
Morgan Stanley	35,014	1,692,927
Synchrony Financial	27,812	727,840

		7,669,923

HEALTH CARE (8.2%)
AbbVie, Inc.	22,832	1,999,855
Amgen, Inc.	3,233	821,699
Becton Dickinson & Co.	4,444	1,034,030
Bristol-Myers Squibb Co.	17,156	1,034,335
Bristol-Myers Squibb Co.-rights issue exp. 03/31/2021*	7,537	16,958
Cigna Corp.	5,528	936,498
CVS Health Corp.	20,375	1,189,900
Eli Lilly & Co.	6,391	945,996
Gilead Sciences, Inc.	19,550	1,235,365
HCA Healthcare, Inc.	7,276	907,172
Humana, Inc.	3,851	1,593,890
Quest Diagnostics, Inc.	4,568	522,990
UnitedHealth Group, Inc.	9,058	2,824,013

		15,062,701

INDUSTRIALS (4.2%)
Eaton Corp. PLC	10,773	1,099,169
FedEx Corp.	3,444	866,235
Honeywell International, Inc.	8,217	1,352,600
Lockheed Martin Corp.	3,891	1,491,343
Northrop Grumman Corp.	3,432	1,082,762

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Pentair PLC	12,681	580,409
Trane Technologies PLC	10,641	1,290,221

		7,762,739

INFORMATION TECHNOLOGY (17.4%)
Apple, Inc.	81,992	9,495,494
Broadcom, Inc.	5,809	2,116,335
Cisco Systems, Inc.	28,326	1,115,761
Corning, Inc.	11,433	370,544
DXC Technology Co.	12,388	221,126
Fidelity National Information Svcs., Inc.	9,252	1,361,987
Fortinet, Inc.*	5,094	600,124
HP, Inc.	59,804	1,135,678
Lam Research Corp.	5,140	1,705,195
Micron Technology, Inc.*	14,739	692,143
Microsoft Corp.	39,070	8,217,593
Motorola Solutions, Inc.	5,875	921,259
QUALCOMM, Inc.	11,236	1,322,252
Visa, Inc. Cl A	12,931	2,585,812

		31,861,303

MATERIALS (2.2%)
Dow, Inc.	23,316	1,097,018
Eastman Chemical Co.	9,353	730,656
Freeport-McMoRan, Inc.	32,391	506,595
Newmont Corp.	27,581	1,750,015

		4,084,284

REAL ESTATE (1.6%)
American Tower Corp.	5,837	1,410,978
Equinix, Inc.	1,940	1,474,652

		2,885,630

UTILITIES (1.9%)
NextEra Energy, Inc.	7,126	1,977,893
NRG Energy, Inc.	26,585	817,223
Sempra Energy	5,345	632,634

		3,427,750

TOTAL COMMON STOCKS (Cost: $73,019,092) 55.3%		101,227,814

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (19.6%)
U.S. Treasury Bond	AA+	1.13	05/15/40	2,025,000	1,993,043
U.S. Treasury Note	AA+	0.63	05/15/30	1,375,000	1,370,058
U.S. Treasury Note	AA+	1.25	08/31/24	650,000	676,178
U.S. Treasury Note	AA+	1.50	02/28/23	350,000	361,430
U.S. Treasury Note	AA+	1.50	09/30/24	500,000	525,527
U.S. Treasury Note	AA+	1.50	02/15/30	500,000	539,297
U.S. Treasury Note	AA+	1.63	02/15/26	750,000	802,031
U.S. Treasury Note	AA+	1.63	08/15/29	1,750,000	1,904,766
U.S. Treasury Note	AA+	2.00	02/15/25	500,000	538,164
U.S. Treasury Note	AA+	2.00	11/15/26	1,000,000	1,097,500
U.S. Treasury Note	AA+	2.13	05/15/25	1,000,000	1,085,664
U.S. Treasury Note	AA+	2.25	02/15/27	2,000,000	2,232,422
U.S. Treasury Note	AA+	2.25	08/15/27	2,600,000	2,915,961
U.S. Treasury Note	AA+	2.25	11/15/27	2,150,000	2,416,902
U.S. Treasury Note	AA+	2.38	05/15/27	1,850,000	2,085,152
U.S. Treasury Note	AA+	2.63	02/15/29	1,500,000	1,751,719
U.S. Treasury Note	AA+	2.88	05/15/28	7,250,000	8,529,512
U.S. Treasury Strip	AA+	0.00	08/15/29	5,500,000	5,147,267

					35,972,593

U.S. GOVERNMENT AGENCIES (11.7%)
MORTGAGE-BACKED OBLIGATIONS (11.7%)

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

FHLMC	AA+	2.50	09/01/27	128,987	135,033
FHLMC	AA+	2.50	06/01/35	321,244	335,631
FHLMC	AA+	2.50	06/01/50	198,817	208,690
FHLMC	AA+	3.00	06/01/27	75,622	79,485
FHLMC	AA+	3.00	08/01/27	65,001	68,246
FHLMC	AA+	3.00	02/01/32	208,571	223,686
FHLMC	AA+	3.00	10/15/37	93,724	96,244
FHLMC	AA+	3.00	11/01/42	143,007	154,400
FHLMC	AA+	3.00	04/01/43	157,148	169,336
FHLMC	AA+	3.00	11/01/49	478,306	501,025
FHLMC	AA+	3.00	11/01/49	353,159	371,974
FHLMC	AA+	3.50	02/01/32	90,758	98,091
FHLMC	AA+	3.50	01/01/43	145,341	157,726
FHLMC	AA+	3.50	06/01/45	231,340	252,651
FHLMC	AA+	3.50	07/01/45	265,769	293,807
FHLMC	AA+	4.00	02/01/25	11,300	11,988
FHLMC	AA+	4.00	11/01/33	114,382	121,368
FHLMC	AA+	4.00	01/01/38	147,622	166,050
FHLMC	AA+	4.00	06/15/38	300,000	313,119
FHLMC	AA+	4.00	03/01/41	74,894	82,203
FHLMC	AA+	4.00	07/01/41	101,150	113,255
FHLMC	AA+	4.00	11/01/42	77,342	85,491
FHLMC	AA+	4.00	01/01/43	138,561	153,160
FHLMC	AA+	4.00	01/01/44	147,457	162,927
FHLMC	AA+	4.00	10/01/44	104,972	115,381
FHLMC	AA+	4.00	06/01/45	224,755	248,603
FHLMC	AA+	4.00	05/01/47	167,575	179,675
FHLMC	AA+	4.00	09/01/48	250,966	267,688
FHLMC	AA+	4.50	08/01/34	16,496	18,191
FHLMC	AA+	4.50	08/15/35	11,508	12,605
FHLMC	AA+	4.50	02/01/44	108,070	120,077
FHLMC	AA+	4.50	05/01/48	219,835	238,197
FHLMC	AA+	5.00	02/01/26	7,764	8,490
FHLMC	AA+	5.00	10/01/40	116,273	134,008
FHLMC	AA+	5.50	07/01/32	19,582	22,222
FHLMC	AA+	5.50	05/01/33	16,398	18,217
FHLMC	AA+	5.50	06/01/37	73,575	85,542
FHLMC	AA+	6.00	03/15/32	19,364	22,488
FHLMC ARM	AA+	3.56	05/01/37	11,040	11,111
FHLMC ARM	AA+	3.76	03/01/37	2,714	2,744
FHLMC ARM	AA+	3.76	02/01/36	25,027	25,224
FHLMC ARM	AA+	3.86	04/01/37	6,406	6,454
FHLMC Strip	AA+	3.00	01/15/43	160,885	170,407
FNMA	AA+	2.00	03/01/35	666,334	693,800
FNMA	AA+	2.00	10/01/50	175,000	181,122
FNMA	AA+	2.50	02/01/33	233,355	244,943
FNMA	AA+	2.50	06/01/35	492,749	514,807
FNMA	AA+	2.50	03/01/50	285,783	299,974
FNMA	AA+	2.68	12/01/26	300,000	322,378
FNMA	AA+	2.92	07/01/27	282,609	306,813
FNMA	AA+	3.00	05/25/31	330,238	346,713
FNMA	AA+	3.00	06/01/33	261,418	276,171
FNMA	AA+	3.00	09/01/33	153,857	163,265
FNMA	AA+	3.00	12/01/42	168,538	174,291
FNMA	AA+	3.00	01/01/43	458,032	491,351
FNMA	AA+	3.00	02/01/43	127,303	135,235
FNMA	AA+	3.00	03/01/43	230,278	250,827
FNMA	AA+	3.00	04/01/43	166,626	172,311
FNMA	AA+	3.00	09/01/43	232,391	249,848
FNMA	AA+	3.00	12/01/47	58,201	60,994
FNMA	AA+	3.00	03/01/48	64,121	67,369
FNMA	AA+	3.00	03/01/50	140,194	149,205

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

FNMA	AA+	3.50	03/25/28	198,604	210,955
FNMA	AA+	3.50	08/01/38	152,997	165,330
FNMA	AA+	3.50	10/01/41	91,361	97,211
FNMA	AA+	3.50	11/01/41	168,528	182,842
FNMA	AA+	3.50	12/01/41	136,129	144,577
FNMA	AA+	3.50	04/01/42	169,562	180,907
FNMA	AA+	3.50	04/01/42	274,714	297,893
FNMA	AA+	3.50	08/01/42	116,426	125,722
FNMA	AA+	3.50	11/25/42	39,346	39,462
FNMA	AA+	3.50	08/01/43	290,251	310,318
FNMA	AA+	3.50	08/01/43	236,266	256,671
FNMA	AA+	3.50	01/01/44	47,050	48,964
FNMA	AA+	3.50	08/25/44	31,609	31,980
FNMA	AA+	3.50	04/01/45	198,414	216,625
FNMA	AA+	3.50	09/01/47	122,977	133,983
FNMA	AA+	3.50	08/01/48	146,813	155,020
FNMA	AA+	3.50	08/01/49	269,368	283,714
FNMA	AA+	3.53	01/01/26	200,000	220,293
FNMA	AA+	4.00	07/25/26	252,678	264,500
FNMA	AA+	4.00	01/01/31	89,843	96,618
FNMA	AA+	4.00	07/01/40	152,388	168,023
FNMA	AA+	4.00	11/01/40	77,751	84,584
FNMA	AA+	4.00	05/01/41	55,224	58,206
FNMA	AA+	4.00	11/01/45	171,061	187,047
FNMA	AA+	4.00	02/01/47	157,902	172,798
FNMA	AA+	4.00	05/01/48	273,447	291,788
FNMA	AA+	4.00	03/01/49	311,830	332,464
FNMA	AA+	4.00	03/01/50	643,605	694,275
FNMA	AA+	4.00	07/01/56	488,636	549,288
FNMA	AA+	4.50	05/01/30	28,458	31,375
FNMA	AA+	4.50	04/01/31	37,570	41,433
FNMA	AA+	4.50	08/01/33	16,565	18,223
FNMA	AA+	4.50	09/01/33	33,718	37,092
FNMA	AA+	4.50	06/01/34	41,419	45,368
FNMA	AA+	4.50	08/01/35	23,864	26,277
FNMA	AA+	4.50	12/01/35	20,884	23,111
FNMA	AA+	4.50	05/01/39	54,714	61,462
FNMA	AA+	4.50	05/01/39	37,108	41,697
FNMA	AA+	4.50	05/01/40	78,972	86,475
FNMA	AA+	4.50	10/01/40	311,791	350,627
FNMA	AA+	4.50	11/01/47	79,716	88,317
FNMA	AA+	4.50	11/01/47	132,453	143,965
FNMA	AA+	5.00	06/01/33	34,425	39,410
FNMA	AA+	5.00	10/01/33	41,113	47,287
FNMA	AA+	5.00	11/01/33	105,094	120,796
FNMA	AA+	5.00	11/01/33	23,529	27,046
FNMA	AA+	5.00	03/01/34	11,616	13,349
FNMA	AA+	5.00	04/01/34	19,597	22,431
FNMA	AA+	5.00	09/01/35	13,668	15,709
FNMA	AA+	5.00	11/25/35	47,268	54,417
FNMA	AA+	5.00	08/01/37	95,189	109,371
FNMA	AA+	5.00	05/01/39	46,456	51,742
FNMA	AA+	5.00	06/01/40	20,804	23,851
FNMA	AA+	5.50	03/01/34	4,780	5,300
FNMA	AA+	5.50	05/01/34	68,805	80,958
FNMA	AA+	5.50	07/01/34	26,695	30,629
FNMA	AA+	5.50	09/01/34	11,680	13,492
FNMA	AA+	5.50	09/01/34	34,394	40,381
FNMA	AA+	5.50	10/01/34	16,903	19,866
FNMA	AA+	5.50	02/01/35	22,542	26,503
FNMA	AA+	5.50	02/01/35	23,286	27,375
FNMA	AA+	5.50	08/01/35	8,459	9,604

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

FNMA	AA+	5.50	08/01/37	4,322	4,977
FNMA	AA+	5.50	11/01/38	2,317	2,534
FNMA	AA+	5.50	06/01/48	8,001	9,198
FNMA	AA+	6.00	05/01/23	4,559	5,081
FNMA	AA+	6.00	04/01/32	836	932
FNMA	AA+	6.00	05/01/32	7,258	8,516
FNMA	AA+	6.00	04/01/33	42,955	48,673
FNMA	AA+	6.00	05/01/33	19,329	21,587
FNMA	AA+	6.00	06/01/34	12,972	14,983
FNMA	AA+	6.00	09/01/34	6,956	7,797
FNMA	AA+	6.00	10/01/34	16,617	18,584
FNMA	AA+	6.00	12/01/36	21,435	25,249
FNMA	AA+	6.00	01/01/37	17,097	19,999
FNMA	AA+	6.00	04/01/37	3,007	3,413
FNMA	AA+	6.00	05/01/37	2,965	3,318
FNMA	AA+	6.00	06/01/37	677	694
FNMA	AA+	6.00	10/25/44	62,598	74,803
FNMA	AA+	6.00	02/25/47	56,940	68,194
FNMA	AA+	6.00	12/25/49	22,398	25,962
FNMA	AA+	6.50	05/01/32	3,875	4,334
FNMA	AA+	6.50	05/01/32	20,660	23,564
FNMA	AA+	6.50	07/01/34	10,640	12,327
FNMA	AA+	6.50	05/01/37	18,231	19,570
FNMA	AA+	7.00	04/01/32	2,669	3,056
FNMA	AA+	7.50	06/01/31	3,170	3,735
FNMA	AA+	7.50	02/01/32	3,229	3,830
FNMA	AA+	7.50	06/01/32	1,869	2,295
FNMA	AA+	8.00	04/01/32	1,338	1,422
FNMA Strip	AA+	3.00	08/25/42	128,606	135,456
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	87,755	90,527
FRESB Multifamily Mortgage	AA+	3.16	11/25/27	152,523	163,659
FRESB Multifamily Mortgage	AA+	3.30	12/25/27	93,801	101,666
GNMA (3)	AA+	3.00	07/15/46	254,192	273,368
GNMA (3)	AA+	3.50	05/20/31	85,201	92,461
GNMA (3)	AA+	4.00	08/15/41	114,007	125,237
GNMA (3)	AA+	4.00	01/15/42	167,568	182,412
GNMA (3)	AA+	4.00	08/20/42	98,818	106,933
GNMA (3)	AA+	4.50	04/20/31	54,962	59,515
GNMA (3)	AA+	4.50	10/15/40	94,898	108,341
GNMA (3)	AA+	4.50	10/20/43	200,561	219,071
GNMA (3)	AA+	5.00	04/15/39	79,376	91,844
GNMA (3)	AA+	5.00	06/20/39	83,999	95,245
GNMA (3)	AA+	5.00	11/15/39	41,802	47,851
GNMA (3)	AA+	6.50	04/15/31	1,620	1,791
GNMA (3)	AA+	6.50	10/15/31	1,613	1,914
GNMA (3)	AA+	6.50	12/15/31	1,178	1,324
GNMA (3)	AA+	6.50	05/15/32	4,055	4,481
GNMA (3)	AA+	7.00	05/15/31	1,588	1,891
GNMA (3)	AA+	7.00	05/15/32	596	616
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	44,209	45,986

					21,331,540

CORPORATE DEBT (8.9%)
COMMUNICATION SERVICES (0.4%)
AT&T, Inc.	BBB	3.00	06/30/22	350,000	363,863
Omnicom Group, Inc.	BBB+	3.63	05/01/22	100,000	104,725
ViacomCBS, Inc.	BBB	3.25	03/15/23	350,000	361,882

					830,470

CONSUMER DISCRETIONARY (2.2%)
Amazon.com, Inc.	AA-	5.20	12/03/25	300,000	365,137
Dollar General Corp.	BBB	3.25	04/15/23	300,000	318,325
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	300,000	304,152
Harman International Industries, Inc.	A-	4.15	05/15/25	300,000	335,062

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Kohl’s Corp.	BBB-	3.25	02/01/23	250,000	249,954
Lowe’s Cos., Inc.	BBB+	3.12	04/15/22	300,000	310,630
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	150,000	170,001
Macy’s Retail Hldgs. LLC	B	2.88	02/15/23	216,000	174,690
Marriott International, Inc.	BBB-	3.13	10/15/21	25,000	25,339
Marriott International, Inc.	BBB-	3.25	09/15/22	350,000	354,559
Mattel, Inc.	B-	3.15	03/15/23	350,000	339,500
NVR, Inc.	BBB+	3.95	09/15/22	300,000	316,925
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	300,000	316,105
Tapestry, Inc.	BBB-	4.25	04/01/25	100,000	104,414
Tupperware Brands Corp.	D	4.75	06/01/21	350,000	332,500

					4,017,293

CONSUMER STAPLES (0.5%)
Molson Coors Beverage Co.	BBB-	3.50	05/01/22	400,000	415,852
Sysco Corp.	BBB-	2.60	06/12/22	300,000	310,026
Sysco Corp.	BBB-	3.75	10/01/25	100,000	109,984

					835,862

ENERGY (0.4%)
Energen Corp.	BBB-	4.63	09/01/21	250,000	252,369
EQT Corp.	BB-	4.88	11/15/21	49,000	49,508
Marathon Oil Corp.	BBB-	2.80	11/01/22	350,000	358,502
Valaris PLC	NR	4.88	06/01/22	300,000	26,250

					686,629

FINANCIALS (2.3%)
American Express Co.	BBB	3.63	12/05/24	250,000	276,115
Bank of America Corp.	BBB+	3.95	04/21/25	300,000	333,132
Block Financial LLC	BBB	5.25	10/01/25	350,000	391,881
Capital One Financial Corp.	BBB	4.75	07/15/21	300,000	310,399
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	250,000	269,395
Citizens Financial Group, Inc.	BBB	4.35	08/01/25	100,000	112,389
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	250,000	269,135
Fifth Third Bancorp	BBB	4.30	01/16/24	300,000	330,824
Lincoln National Corp.	A-	4.00	09/01/23	250,000	272,905
Moody’s Corp.	BBB+	4.50	09/01/22	250,000	266,828
Prudential Financial, Inc.	A	4.50	11/16/21	250,000	261,667
Signet UK Finance PLC	B+	4.70	06/15/24	250,000	214,375
Synchrony Financial	BBB-	3.70	08/04/26	400,000	426,261
Unum Group	BBB	4.00	03/15/24	150,000	162,553
Voya Financial, Inc.	BBB+	3.65	06/15/26	250,000	283,265

					4,181,124

HEALTH CARE (0.4%)
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	200,000	201,874
Quest Diagnostics, Inc.	BBB+	4.70	04/01/21	150,000	153,120
Thermo Fisher Scientific, Inc.	BBB+	4.13	03/25/25	150,000	170,898
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	250,000	258,570

					784,462

INDUSTRIALS (0.3%)
Deere & Co.	A	2.75	04/15/25	200,000	217,937
General Dynamics Corp.	A	3.25	04/01/25	150,000	166,040
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	200,000	208,192

					592,169

INFORMATION TECHNOLOGY (1.0%)
Applied Materials, Inc.	A-	3.90	10/01/25	350,000	401,259
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	300,000	320,485
Fiserv, Inc.	BBB	4.75	06/15/21	360,000	370,599
Ingram Micro, Inc.	NR	5.00	08/10/22	200,000	203,112
Intel Corp.	A+	3.40	03/25/25	135,000	151,227
Mastercard, Inc.	A+	3.30	03/26/27	300,000	342,951

					1,789,633

MATERIALS (0.7%)
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	300,000	305,166
Packaging Corp. of America	BBB	4.50	11/01/23	150,000	165,889

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Sherwin-Williams Co.	BBB-	3.95	01/15/26	350,000	392,724
Southern Copper Corp.	BBB+	3.50	11/08/22	100,000	104,983
Teck Resources Ltd.	BBB-	4.75	01/15/22	300,000	306,832

					1,275,594

REAL ESTATE (0.3%)
Healthcare Realty Trust, Inc.	BBB	3.75	04/15/23	250,000	268,325
Service Properties Trust	BB	5.00	08/15/22	250,000	249,120

					517,445

UTILITIES (0.4%)
Exelon Corp.	BBB	5.15	12/01/20	340,000	340,000
National Fuel Gas Co.	BBB-	4.90	12/01/21	250,000	258,818
National Fuel Gas Co.	BBB-	5.20	07/15/25	100,000	110,500
Southern Co.	BBB+	3.25	07/01/26	50,000	55,769

					765,087

TOTAL CORPORATE DEBT					16,275,768

TOTAL LONG-TERM DEBT SECURITIES (Cost: $67,922,368) 40.2%					73,579,901

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (2.0%)
FHLB	A-1+	0.01	10/01/20	3,750,000	3,750,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,750,000) 2.0%					3,750,000

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (2.5%)
Citibank, New York Time Deposit		0.01	10/01/20	4,571,905	4,571,905

TOTAL TEMPORARY CASH INVESTMENT (Cost: $4,571,905) 2.5%					4,571,905

TOTAL INVESTMENTS (Cost: $149,263,365) 100.0%					183,129,620

OTHER NET ASSETS -0.0% (2)					(36,897)

NET ASSETS 100.0%					$183,092,723

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

				Shares	Value
COMMON STOCKS:
FINANCIALS (96.1%)
iShares Core MSCI EAFE ETF				2,364,485	142,531,156
iShares Core MSCI Emerging Markets ETF				769,655	40,637,784
iShares Core MSCI Europe ETF				392,580	17,552,252
iShares Core MSCI Pacific ETF				175,127	9,864,904
iShares MSCI EAFE ETF				4,280,963	272,483,295
iShares MSCI EAFE Growth ETF				714,471	64,216,653
iShares MSCI EAFE Value ETF				1,524,199	61,501,430
Vanguard FTSE Developed Markets ETF				2,170,416	88,770,014
Vanguard FTSE Europe ETF				455,003	23,855,807
Vanguard FTSE Pacific ETF				573,993	39,060,224

					760,473,519

TOTAL COMMON STOCKS (Cost: $734,824,471) 96.1%					760,473,519

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (5.1%)
U.S. Treasury Bill	A-1+	0.06	10/08/20	40,000,000	39,999,533

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $39,999,533) 5.1%					39,999,533

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (5.1%)
Citibank, New York Time Deposit		0.01	10/01/20	25,000,000	25,000,000
JP Morgan Chase, New York Time Deposit		0.01	10/01/20	15,544,789	15,544,789

					40,544,789

TOTAL TEMPORARY CASH INVESTMENT (Cost: $40,544,789) 5.1%					40,544,789

TOTAL INVESTMENTS (Cost: $815,368,793) 106.3%					841,017,841

OTHER NET ASSETS -6.3%					(49,801,404)

NET ASSETS 100.0%					$791,216,437

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (10.7%)
Activision Blizzard, Inc.	82	6,638
Alphabet, Inc. Cl A*	32	46,899
Alphabet, Inc. Cl C*	31	45,558
AT&T, Inc.	761	21,696
CenturyLink, Inc.	105	1,059
Charter Communications, Inc. Cl A*	15	9,365
Comcast Corp. Cl A	487	22,529
Discovery, Inc. Cl A*	17	370
Discovery, Inc. Cl C*	33	647
DISH Network Corp. Cl A*	26	755
Electronic Arts, Inc.*	30	3,912
Facebook, Inc. Cl A*	257	67,308
Fox Corp. Cl A	36	1,002
Fox Corp. Cl B	16	448
Interpublic Group of Cos., Inc.	41	683
Live Nation Entertainment, Inc.*	15	808
Netflix, Inc.*	47	23,501
News Corp. Cl A	41	575
News Corp. Cl B	13	182
Omnicom Group, Inc.	22	1,089
Take-Two Interactive Software, Inc.*	12	1,983
T-Mobile US, Inc.*	62	7,090
Twitter, Inc.*	84	3,738
Verizon Communications, Inc.	442	26,295
ViacomCBS, Inc. Cl B	60	1,681
Walt Disney Co.	193	23,947

		319,758

CONSUMER DISCRETIONARY (11.2%)
Advance Auto Parts, Inc.	7	1,074
Amazon.com, Inc.*	45	141,693
Aptiv PLC	29	2,659
AutoZone, Inc.*	2	2,355
Best Buy Co., Inc.	24	2,671
Booking Hldgs., Inc.*	4	6,843
BorgWarner, Inc.	22	852
CarMax, Inc.*	17	1,562
Carnival Corp.	55	835
Chipotle Mexican Grill, Inc. Cl A*	3	3,731
Darden Restaurants, Inc.	14	1,410
Dollar General Corp.	26	5,450
Dollar Tree, Inc.*	25	2,284
Domino’s Pizza, Inc.	4	1,701
DR Horton, Inc.	35	2,647
eBay, Inc.	71	3,699
Expedia Group, Inc.	14	1,284
Ford Motor Co.	420	2,797
Gap, Inc.	22	375
Garmin Ltd.	16	1,518
General Motors Co.	135	3,995
Genuine Parts Co.	15	1,428
Hanesbrands, Inc.	37	583
Hasbro, Inc.	13	1,075
Hilton Worldwide Hldgs., Inc.	29	2,474

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Home Depot, Inc.	115	31,937
L Brands, Inc.	25	795
Las Vegas Sands Corp.	35	1,633
Leggett & Platt, Inc.	14	576
Lennar Corp. Cl A	29	2,369
LKQ Corp.*	30	832
Lowe’s Cos., Inc.	81	13,435
Marriott International, Inc. Cl A	28	2,592
McDonald’s Corp.	80	17,559
Mohawk Industries, Inc.*	6	586
NIKE, Inc. Cl B	134	16,822
Norwegian Cruise Line Hldgs. Ltd.*	29	496
O’Reilly Automotive, Inc.*	7	3,228
PulteGroup, Inc.	28	1,296
PVH Corp.	7	417
Ralph Lauren Corp. Cl A	5	340
Ross Stores, Inc.	38	3,546
Royal Caribbean Cruises Ltd.	19	1,230
Starbucks Corp.	125	10,740
Tapestry, Inc.	29	453
Target Corp.	53	8,343
Tiffany & Co.	11	1,274
TJX Cos., Inc.	129	7,179
Tractor Supply Co.	12	1,720
Ulta Beauty, Inc.*	6	1,344
Under Armour, Inc. Cl A*	20	225
Under Armour, Inc. Cl C*	20	197
VF Corp.	34	2,389
Whirlpool Corp.	6	1,103
Wynn Resorts Ltd.	10	718
Yum! Brands, Inc.	32	2,922

		335,291

CONSUMER STAPLES (6.9%)
Altria Group, Inc.	397	15,340
Brown-Forman Corp. Cl B	39	2,937
Campbell Soup Co.	43	2,080
Clorox Co.	26	5,464
Coca-Cola Co.	826	40,780
Conagra Brands, Inc.	104	3,714
Constellation Brands, Inc. Cl A	35	6,633
Costco Wholesale Corp.	94	33,370
Estee Lauder Cos., Inc. Cl A	48	10,476
General Mills, Inc.	130	8,018
Hormel Foods Corp.	59	2,885
JM Smucker Co.	24	2,772
Kellogg Co.	54	3,488
Kimberly-Clark Corp.	72	10,632
Kraft Heinz Co.	138	4,133
Kroger Co.	166	5,629
Lamb Weston Hldgs., Inc.	31	2,054
McCormick & Co., Inc.	26	5,047
Molson Coors Beverage Co. Cl B	40	1,342
Mondelez International, Inc. Cl A	305	17,522
Monster Beverage Corp.*	78	6,256
Sysco Corp.	108	6,720
Tyson Foods, Inc. Cl A	62	3,688
Walgreens Boots Alliance, Inc.	153	5,496

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

		206,476

ENERGY (2.0%)
Apache Corp.	40	379
Baker Hughes Co. Cl A	70	930
Cabot Oil & Gas Corp.	42	729
Chevron Corp.	199	14,328
Concho Resources, Inc.	21	926
ConocoPhillips	114	3,744
Devon Energy Corp.	40	378
Diamondback Energy, Inc.	16	482
EOG Resources, Inc.	62	2,228
Exxon Mobil Corp.	452	15,517
Halliburton Co.	93	1,121
Hess Corp.	29	1,187
HollyFrontier Corp.	15	296
Kinder Morgan, Inc.	208	2,565
Marathon Oil Corp.	84	343
Marathon Petroleum Corp.	69	2,024
National Oilwell Varco, Inc.	41	371
Noble Energy, Inc.	51	436
Occidental Petroleum Corp.	89	891
ONEOK, Inc.	47	1,221
Phillips 66	46	2,385
Pioneer Natural Resources Co.	17	1,462
Schlumberger NV	148	2,303
TechnipFMC PLC	45	284
Valero Energy Corp.	43	1,863
Williams Cos., Inc.	129	2,535

		60,928

FINANCIALS (9.5%)
Aflac, Inc.	70	2,545
Allstate Corp.	33	3,107
American Express Co.	69	6,917
American International Group, Inc.	92	2,533
Ameriprise Financial, Inc.	12	1,849
Aon PLC Cl A	24	4,951
Arthur J. Gallagher & Co.	20	2,112
Assurant, Inc.	6	728
Bank of America Corp.	815	19,633
Bank of New York Mellon Corp.	87	2,988
Berkshire Hathaway, Inc. Cl B*	211	44,930
BlackRock, Inc. Cl A	15	8,453
Capital One Financial Corp.	48	3,449
Cboe Global Markets, Inc.	11	965
Charles Schwab Corp.	123	4,456
Chubb Ltd.	48	5,574
Cincinnati Financial Corp.	15	1,170
Citigroup, Inc.	222	9,570
Citizens Financial Group, Inc.	45	1,138
CME Group, Inc. Cl A	38	6,358
Comerica, Inc.	14	536
Discover Financial Svcs.	32	1,849
E*TRADE Financial Corp.	23	1,151
Everest Re Group Ltd.	4	790
Fifth Third Bancorp	76	1,620
First Republic Bank	18	1,963
Franklin Resources, Inc.	28	570

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Globe Life, Inc.	10	799
Goldman Sachs Group, Inc.	36	7,235
Hartford Financial Svcs. Group, Inc.	38	1,401
Huntington Bancshares, Inc.	108	990
Intercontinental Exchange, Inc.	60	6,003
Invesco Ltd.	40	456
JPMorgan Chase & Co.	325	31,288
KeyCorp.	104	1,241
Lincoln National Corp.	19	595
Loews Corp.	25	869
M&T Bank Corp.	13	1,197
MarketAxess Hldgs., Inc.	4	1,926
Marsh & McLennan Cos., Inc.	54	6,194
MetLife, Inc.	82	3,048
Moody’s Corp.	17	4,928
Morgan Stanley	128	6,189
MSCI, Inc. Cl A	8	2,854
Nasdaq, Inc.	12	1,473
Northern Trust Corp.	22	1,715
People’s United Financial, Inc.	45	464
PNC Financial Svcs. Group, Inc.	45	4,946
Principal Financial Group, Inc.	27	1,087
Progressive Corp.	62	5,870
Prudential Financial, Inc.	42	2,668
Raymond James Financial, Inc.	13	946
Regions Financial Corp.	102	1,176
S&P Global, Inc.	25	9,015
State Street Corp.	37	2,195
SVB Financial Group*	5	1,203
Synchrony Financial	58	1,518
T. Rowe Price Group, Inc.	24	3,077
Travelers Cos., Inc.	27	2,921
Truist Financial Corp.	144	5,479
U.S. Bancorp	146	5,234
Unum Group	21	353
Wells Fargo & Co.	440	10,344
Willis Towers Watson PLC	13	2,715
WR Berkley Corp.	15	917
Zions Bancorporation	17	497

		284,931

HEALTH CARE (13.9%)
ABIOMED, Inc.*	12	3,325
Alexion Pharmaceuticals, Inc.*	59	6,751
Align Technology, Inc.*	19	6,220
AmerisourceBergen Corp. Cl A	39	3,780
Anthem, Inc.	67	17,995
Baxter International, Inc.	136	10,937
Biogen, Inc.*	42	11,915
Boston Scientific Corp.*	385	14,711
Cardinal Health, Inc.	78	3,662
Cerner Corp.	82	5,928
Cigna Corp.	98	16,602
CVS Health Corp.	352	20,557
DaVita, Inc.*	20	1,713
DENTSPLY SIRONA, Inc.	58	2,536
DexCom, Inc.*	25	10,306
Edwards Lifesciences Corp.*	167	13,330

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Eli Lilly & Co.	213	31,528
Gilead Sciences, Inc.	337	21,295
Henry Schein, Inc.*	38	2,234
Hologic, Inc.*	69	4,586
Humana, Inc.	35	14,486
IDEXX Laboratories, Inc. *	22	8,648
Incyte Corp.*	50	4,487
Intuitive Surgical, Inc.*	31	21,996
IQVIA Hldgs., Inc.*	51	8,039
Laboratory Corp. of America Hldgs.*	26	4,895
McKesson Corp.	43	6,404
Medtronic PLC	361	37,515
Mettler-Toledo International, Inc.*	6	5,794
Quest Diagnostics, Inc.	36	4,122
Regeneron Pharmaceuticals, Inc.*	28	15,674
ResMed, Inc.	39	6,686
STERIS PLC	22	3,876
Stryker Corp.	87	18,128
Teleflex, Inc.	12	4,085
Varian Medical Systems, Inc.*	24	4,128
Waters Corp.*	16	3,131
West Pharmaceutical Svcs., Inc.	19	5,223
Zimmer Biomet Hldgs., Inc.	55	7,488
Zoetis, Inc. Cl A	127	21,002

		415,718

INDUSTRIALS (8.2%)
3M Co.	83	13,295
Alaska Air Group, Inc.	17	623
Allegion PLC	13	1,286
American Airlines Group, Inc.	73	897
AMETEK, Inc.	33	3,280
AO Smith Corp.	19	1,003
Carrier Global Corp.	117	3,573
Caterpillar, Inc.	78	11,634
CH Robinson Worldwide, Inc.	19	1,942
Cintas Corp.	12	3,994
Copart, Inc.*	29	3,050
CSX Corp.	110	8,544
Cummins, Inc.	21	4,434
Deere & Co.	45	9,973
Delta Air Lines, Inc.	92	2,813
Dover Corp.	20	2,167
Eaton Corp. PLC	57	5,816
Emerson Electric Co.	86	5,639
Equifax, Inc.	17	2,667
Expeditors International of Washington, Inc.	24	2,172
Fastenal Co.	82	3,697
FedEx Corp.	34	8,552
Flowserve Corp.	18	491
Fortive Corp.	48	3,658
Fortune Brands Home & Security, Inc.	19	1,644
Howmet Aerospace, Inc.	56	936
IDEX Corp.	10	1,824
IHS Markit Ltd.	53	4,161
Illinois Tool Works, Inc.	41	7,922
Ingersoll Rand, Inc.*	53	1,887
JB Hunt Transport Svcs., Inc.	12	1,517

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Johnson Controls International PLC	107	4,371
Kansas City Southern	13	2,351
Masco Corp.	37	2,040
Nielsen Hldgs. PLC	51	723
Norfolk Southern Corp.	36	7,704
Old Dominion Freight Line, Inc.	13	2,352
Otis Worldwide Corp.	58	3,620
PACCAR, Inc.	50	4,264
Parker-Hannifin Corp.	18	3,642
Pentair PLC	23	1,053
Quanta Svcs., Inc.	19	1,004
Republic Svcs., Inc. Cl A	30	2,800
Robert Half International, Inc.	16	847
Rockwell Automation, Inc.	16	3,531
Rollins, Inc.	21	1,138
Roper Technologies, Inc.	15	5,927
Snap-on, Inc.	7	1,030
Southwest Airlines Co.	85	3,187
Stanley Black & Decker, Inc.	23	3,731
Teledyne Technologies, Inc.*	5	1,551
Trane Technologies PLC	34	4,123
TransDigm Group, Inc.	7	3,326
Union Pacific Corp.	98	19,293
United Airlines Hldgs., Inc.*	42	1,459
United Parcel Svc., Inc. Cl B	102	16,996
United Rentals, Inc.*	10	1,745
Verisk Analytics, Inc. Cl A	23	4,262
Waste Management, Inc.	56	6,338
Westinghouse Air Brake Technologies Corp.	25	1,547
WW Grainger, Inc.	6	2,141
Xylem, Inc.	26	2,187

		245,374

INFORMATION TECHNOLOGY (27.7%)
Accenture PLC Cl A	68	15,367
Adobe, Inc.*	51	25,012
Advanced Micro Devices, Inc.*	125	10,249
Akamai Technologies, Inc.*	17	1,879
Amphenol Corp. Cl A	31	3,356
Analog Devices, Inc.	39	4,553
ANSYS, Inc.*	9	2,945
Apple, Inc.	1,723	199,541
Applied Materials, Inc.	97	5,767
Arista Networks, Inc.*	5	1,035
Autodesk, Inc.*	23	5,313
Automatic Data Processing, Inc.	46	6,416
Broadcom, Inc.	43	15,666
Broadridge Financial Solutions, Inc.	12	1,584
Cadence Design Systems, Inc.*	29	3,092
CDW Corp.	15	1,793
Cisco Systems, Inc.	453	17,844
Citrix Systems, Inc.	13	1,790
Cognizant Technology Solutions Corp. Cl A	58	4,026
DXC Technology Co.	27	482
F5 Networks, Inc.*	6	737
Fidelity National Information Svcs., Inc.	66	9,716
Fiserv, Inc.*	59	6,080
FleetCor Technologies, Inc.*	9	2,143

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

FLIR Systems, Inc.	14	502
Fortinet, Inc.*	14	1,649
Gartner, Inc.*	9	1,125
Global Payments, Inc.	32	5,683
Hewlett Packard Enterprise Co.	137	1,284
HP, Inc.	147	2,791
Intel Corp.	456	23,612
International Business Machines Corp.	95	11,559
Intuit, Inc.	28	9,134
IPG Photonics Corp.*	3	510
Jack Henry & Associates, Inc.	8	1,301
Juniper Networks, Inc.	35	752
Keysight Technologies, Inc.*	20	1,976
KLA Corp.	16	3,100
Lam Research Corp.	15	4,976
Leidos Hldgs., Inc.	14	1,248
Mastercard, Inc. Cl A	94	31,788
Maxim Integrated Products, Inc.	28	1,893
Microchip Technology, Inc.	27	2,774
Micron Technology, Inc.*	119	5,588
Microsoft Corp.	811	170,578
Motorola Solutions, Inc.	18	2,823
NetApp, Inc.	23	1,008
NortonLifeLock, Inc.	63	1,313
NVIDIA Corp.	66	35,720
Oracle Corp.	207	12,358
Paychex, Inc.	34	2,712
Paycom Software, Inc.*	5	1,556
PayPal Hldgs., Inc.*	125	24,629
Qorvo, Inc.*	12	1,548
QUALCOMM, Inc.	120	14,122
Salesforce.com, Inc.*	97	24,378
Seagate Technology PLC	23	1,133
ServiceNow, Inc.*	20	9,700
Skyworks Solutions, Inc.	17	2,473
Synopsys, Inc.*	16	3,424
TE Connectivity Ltd.	35	3,421
Texas Instruments, Inc.	98	13,993
Tyler Technologies, Inc.*	4	1,394
VeriSign, Inc.*	10	2,048
Visa, Inc. Cl A	180	35,995
Western Digital Corp.	32	1,170
Western Union Co.	44	943
Xerox Hldgs. Corp.	19	357
Xilinx, Inc.	26	2,710
Zebra Technologies Corp. Cl A*	5	1,262

		832,399

MATERIALS (2.5%)
Air Products & Chemicals, Inc.	23	6,851
Albemarle Corp.	11	982
Amcor PLC	167	1,845
Avery Dennison Corp.	8	1,023
Ball Corp.	34	2,826
Celanese Corp. Cl A	12	1,289
CF Industries Hldgs., Inc.	22	676
Corteva, Inc.	80	2,305
Dow, Inc.	79	3,717

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

DuPont de Nemours, Inc.	78	4,327
Eastman Chemical Co.	14	1,094
Ecolab, Inc.	26	5,196
FMC Corp.	13	1,377
Freeport-McMoRan, Inc.	155	2,424
International Flavors & Fragrances, Inc.	11	1,347
International Paper Co.	42	1,703
Linde PLC	56	13,335
LyondellBasell Industries NV Cl A	27	1,903
Martin Marietta Materials, Inc.	6	1,412
Mosaic Co.	36	658
Newmont Corp.	85	5,393
Nucor Corp.	32	1,435
Packaging Corp. of America	10	1,090
PPG Industries, Inc.	25	3,052
Sealed Air Corp.	16	621
Sherwin-Williams Co.	8	5,574
Vulcan Materials Co.	14	1,898
WestRock Co.	27	938

		76,291

REAL ESTATE (2.6%)
Alexandria Real Estate Equities, Inc.	13	2,080
American Tower Corp.	49	11,845
Apartment Investment & Management Co. Cl A	16	540
AvalonBay Communities, Inc.	15	2,240
Boston Properties, Inc.	15	1,204
CBRE Group, Inc. Cl A*	37	1,738
Crown Castle International Corp.	46	7,659
Digital Realty Trust, Inc.	29	4,256
Duke Realty Corp.	41	1,513
Equinix, Inc.	9	6,841
Equity Residential	38	1,951
Essex Property Trust, Inc.	7	1,406
Extra Space Storage, Inc.	14	1,498
Federal Realty Investment Trust	7	514
Host Hotels & Resorts, Inc.	78	842
Iron Mountain, Inc.	32	857
Kimco Realty Corp.	48	540
Mid-America Apartment Communities, Inc.	12	1,391
Prologis, Inc.	82	8,251
Public Storage	16	3,564
Realty Income Corp.	38	2,308
Regency Centers Corp.	17	646
SBA Communications Corp. Cl A	12	3,822
Simon Property Group, Inc.	34	2,199
SL Green Realty Corp.	8	371
UDR, Inc.	32	1,044
Vornado Realty Trust	17	573
Welltower, Inc.	46	2,534
Weyerhaeuser Co.	83	2,367

		76,594

UTILITIES (2.9%)
AES Corp.	71	1,286
Alliant Energy Corp.	26	1,343
Ameren Corp.	26	2,056
American Electric Power Co., Inc.	53	4,332
American Water Works Co., Inc.	19	2,753

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Atmos Energy Corp.	13	1,243
CenterPoint Energy, Inc.	58	1,122
CMS Energy Corp.	30	1,842
Consolidated Edison, Inc.	35	2,723
Dominion Energy, Inc.	89	7,025
DTE Energy Co.	20	2,301
Duke Energy Corp.	78	6,908
Edison International	40	2,033
Entergy Corp.	21	2,069
Evergy, Inc.	24	1,220
Eversource Energy	36	3,008
Exelon Corp.	104	3,719
FirstEnergy Corp.	57	1,636
NextEra Energy, Inc.	52	14,433
NiSource, Inc.	40	880
NRG Energy, Inc.	26	799
Pinnacle West Capital Corp.	12	894
PPL Corp.	82	2,231
Public Svc. Enterprise Group, Inc.	54	2,965
Sempra Energy	30	3,551
Southern Co.	112	6,073
WEC Energy Group, Inc.	33	3,198
Xcel Energy, Inc.	56	3,865

		87,508

TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $2,941,574) 98.1%		2,941,268

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (100.0%)
JP Morgan Chase, New York Time Deposit	0.01	10/01/20	3,000,000	3,000,000

TOTAL TEMPORARY CASH INVESTMENT (Cost: $3,000,000) 100.0%				3,000,000

TOTAL INVESTMENTS (Cost: $5,941,574) 198.1%				5,941,268

OTHER NET ASSETS -98.1%				(2,941,574)

NET ASSETS 100.0%				$2,999,694

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (77.2%)
U.S. Treasury Note	AA+	0.38	09/30/27	39,700,000	39,433,266
U.S. Treasury Note	AA+	0.50	04/30/27	11,000,000	11,048,555
U.S. Treasury Note	AA+	0.50	06/30/27	46,500,000	46,663,476
U.S. Treasury Note	AA+	0.63	05/15/30	6,250,000	6,227,539
U.S. Treasury Note	AA+	0.63	08/15/30	45,000,000	44,739,844
U.S. Treasury Note	AA+	1.25	08/31/24	22,855,000	23,775,449
U.S. Treasury Note	AA+	1.38	06/30/23	19,450,000	20,103,398
U.S. Treasury Note	AA+	1.38	09/30/23	24,315,000	25,197,368
U.S. Treasury Note	AA+	1.50	10/31/21	14,590,000	14,803,151
U.S. Treasury Note	AA+	1.50	02/28/23	24,315,000	25,109,037
U.S. Treasury Note	AA+	1.50	09/30/24	4,865,000	5,113,381
U.S. Treasury Note	AA+	1.50	08/15/26	29,175,000	31,095,308
U.S. Treasury Note	AA+	1.63	10/31/23	8,755,000	9,148,975
U.S. Treasury Note	AA+	1.63	05/15/26	29,175,000	31,251,440
U.S. Treasury Note	AA+	1.63	09/30/26	17,020,000	18,279,879
U.S. Treasury Note	AA+	1.75	12/31/20	9,725,000	9,764,174
U.S. Treasury Note	AA+	1.75	11/30/21	9,725,000	9,906,204
U.S. Treasury Note	AA+	1.75	02/28/22	14,590,000	14,921,125
U.S. Treasury Note	AA+	1.88	05/31/22	19,450,000	20,012,227
U.S. Treasury Note	AA+	2.00	11/30/20	9,725,000	9,755,114
U.S. Treasury Note	AA+	2.00	05/31/24	24,315,000	25,913,521
U.S. Treasury Note	AA+	2.00	06/30/24	24,315,000	25,948,664
U.S. Treasury Note	AA+	2.13	05/15/25	9,920,000	10,769,787
U.S. Treasury Note	AA+	2.38	04/30/26	18,480,000	20,559,722
U.S. Treasury Note	AA+	2.38	05/15/29	19,450,000	22,378,897
U.S. Treasury Note	AA+	2.50	01/31/24	19,450,000	20,948,258
U.S. Treasury Note	AA+	2.50	02/28/26	19,450,000	21,723,978
U.S. Treasury Note	AA+	2.75	05/31/23	13,500,000	14,431,289
U.S. Treasury Note	AA+	2.88	05/31/25	35,495,000	39,798,769

					618,821,795

U.S. GOVERNMENT AGENCIES (0.1%)
MORTGAGE-BACKED OBLIGATIONS (0.0%) (2)
FHLMC	AA+	7.50	03/15/21	7	8

NON-MORTGAGE-BACKED OBLIGATIONS (0.1%)
Tennessee Valley Authority Strip	NR	0.00	11/01/20	875,000	874,658

CORPORATE DEBT (21.9%)

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

COMMUNICATION SERVICES (0.9%)
Discovery Communications LLC	BBB-	3.50	06/15/22	2,430,000	2,502,368
Omnicom Group, Inc.	BBB+	3.63	05/01/22	1,945,000	2,036,909
ViacomCBS, Inc.	BBB	3.25	03/15/23	2,430,000	2,512,495

					7,051,772

CONSUMER DISCRETIONARY (2.4%)
AutoZone, Inc.	BBB	3.70	04/15/22	290,000	302,205
Dollar General Corp.	BBB	3.25	04/15/23	1,017,000	1,079,121
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	1,945,000	1,971,920
Harman International Industries, Inc.	A-	4.15	05/15/25	1,945,000	2,172,322
Hyatt Hotels Corp.	BBB-	5.38	08/15/21	50,000	51,263
Kohl’s Corp.	BBB-	3.25	02/01/23	680,000	679,875
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	1,320,000	1,496,006
Marriott International, Inc.	BBB-	3.13	02/15/23	1,945,000	1,980,136
NVR, Inc.	BBB+	3.95	09/15/22	1,945,000	2,054,731
O’Reilly Automotive, Inc.	BBB	4.63	09/15/21	271,000	278,862
Tapestry, Inc.	BBB-	3.00	07/15/22	2,430,000	2,454,639
Tupperware Brands Corp.	D	4.75	06/01/21	1,945,000	1,847,750
Wyndham Destinations, Inc.	BB-	5.65	04/01/24	2,430,000	2,466,450

					18,835,280

CONSUMER STAPLES (1.8%)
Coca-Cola Co.	A+	2.95	03/25/25	1,000,000	1,097,184
Flowers Foods, Inc.	BBB	4.38	04/01/22	1,945,000	2,014,592
Kellogg Co.	BBB	2.65	12/01/23	1,945,000	2,061,360
Keurig Dr Pepper, Inc.	BBB	3.13	12/15/23	2,910,000	3,129,114
Kroger Co.	BBB	2.95	11/01/21	1,945,000	1,994,884
Molson Coors Beverage Co.	BBB-	3.50	05/01/22	975,000	1,013,639
Procter & Gamble Co.	AA-	2.45	03/25/25	2,900,000	3,140,093

					14,450,866

ENERGY (0.6%)
Diamond Offshore Drilling, Inc.	NR	3.45	11/01/23	1,460,000	139,007
Energen Corp.	BBB-	4.63	09/01/21	1,945,000	1,963,431
EQT Corp.	BB-	4.88	11/15/21	279,000	281,893
Marathon Oil Corp.	BBB-	2.80	11/01/22	1,945,000	1,992,244
SESI LLC	CC	7.13	12/15/21	2,090,000	512,050
Valaris PLC	NR	4.88	06/01/22	1,945,000	170,188

					5,058,813

FINANCIALS (7.7%)
Aflac, Inc.	A-	3.63	06/15/23	535,000	580,291
Alleghany Corp.	BBB+	4.95	06/27/22	1,945,000	2,067,451
American International Group, Inc.	BBB+	4.13	02/15/24	1,945,000	2,157,998

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Ares Capital Corp.	BBB-	3.63	01/19/22	2,430,000	2,500,268
Assurant, Inc.	BBB	4.00	03/15/23	1,945,000	2,049,958
Block Financial LLC	BBB	5.50	11/01/22	2,402,000	2,563,955
Capital One Financial Corp.	BBB	4.75	07/15/21	1,945,000	2,012,418
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	2,000,000	2,155,162
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	730,000	785,876
Fifth Third Bancorp	BBB	4.30	01/16/24	2,430,000	2,679,671
FS KKR Capital Corp.	NR	4.75	05/15/22	2,600,000	2,635,291
Goldman Sachs Group, Inc.	BBB+	3.20	02/23/23	2,430,000	2,572,308
Huntington Bancshares, Inc.	BBB+	2.30	01/14/22	2,675,000	2,733,158
Infinity Property & Casualty Corp.	BBB	5.00	09/19/22	1,945,000	2,080,021
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	1,480,000	1,637,009
Legg Mason, Inc.	A	3.95	07/15/24	1,945,000	2,150,956
Lincoln National Corp.	A-	4.00	09/01/23	1,945,000	2,123,205
Morgan Stanley	BBB+	3.13	01/23/23	2,430,000	2,569,610
People’s United Bank N.A.	BBB+	4.00	07/15/24	1,750,000	1,869,861
PNC Bank NA	A-	3.80	07/25/23	2,500,000	2,723,889
Prospect Capital Corp.	BBB-	4.95	07/15/22	2,430,000	2,448,634
Prospect Capital Corp.	BBB-	5.88	03/15/23	1,870,000	1,930,322
Regions Financial Corp.	BBB+	2.75	08/14/22	2,675,000	2,781,102
Signet UK Finance PLC	B+	4.70	06/15/24	1,945,000	1,667,838
Stifel Financial Corp.	BBB-	4.25	07/18/24	1,945,000	2,185,236
Synchrony Financial	BBB-	3.70	08/04/26	1,460,000	1,555,853
Unum Group	BBB	4.00	03/15/24	1,945,000	2,107,775
Voya Financial, Inc.	BBB+	3.65	06/15/26	1,945,000	2,203,803
WR Berkley Corp.	BBB+	4.63	03/15/22	1,945,000	2,054,276

					61,583,195

HEALTH CARE (2.3%)
AbbVie, Inc.	BBB+	2.85	05/14/23	2,430,000	2,556,063
Aetna, Inc.	BBB	2.80	06/15/23	2,430,000	2,560,582
Anthem, Inc.	A	3.13	05/15/22	1,945,000	2,028,329
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	1,945,000	1,963,226
CVS Health Corp.	BBB	3.38	08/12/24	575,000	625,510
CVS Health Corp.	BBB	3.88	07/20/25	1,460,000	1,646,024
Humana, Inc.	BBB+	3.85	10/01/24	2,430,000	2,685,366
Laboratory Corp. of America Hldgs.	BBB	3.75	08/23/22	585,000	615,037
Thermo Fisher Scientific, Inc.	BBB+	4.13	03/25/25	1,320,000	1,503,908
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	1,945,000	2,011,671

					18,195,716

INDUSTRIALS (1.7%)
3M Co.	A+	2.65	04/15/25	3,000,000	3,258,976

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Deere & Co.	A	2.75	04/15/25	2,540,000	2,767,805
Flowserve Corp.	BBB-	3.50	09/15/22	1,945,000	2,029,235
General Dynamics Corp.	A	3.25	04/01/25	1,320,000	1,461,150
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	1,945,000	2,024,666
Verisk Analytics, Inc.	BBB	4.13	09/12/22	1,945,000	2,072,599

					13,614,431

INFORMATION TECHNOLOGY (1.2%)
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	50,000	53,414
Avnet, Inc.	BBB-	3.75	12/01/21	1,100,000	1,131,527
Fiserv, Inc.	BBB	4.75	06/15/21	1,850,000	1,904,467
Global Payments, Inc.	BBB-	3.75	06/01/23	925,000	991,679
Intel Corp.	A+	3.40	03/25/25	2,000,000	2,240,407
Jabil, Inc.	BBB-	4.70	09/15/22	1,921,000	2,059,376
Juniper Networks, Inc.	BBB	4.50	03/15/24	1,460,000	1,632,051

					10,012,921

MATERIALS (0.6%)
Domtar Corp.	BBB-	4.40	04/01/22	1,945,000	1,999,307
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	245,000	249,219
Kinross Gold Corp.	BBB-	5.13	09/01/21	730,000	751,138
Southern Copper Corp.	BBB+	3.50	11/08/22	1,945,000	2,041,924

					5,041,588

REAL ESTATE (1.8%)
Boston Properties LP	BBB+	3.80	02/01/24	2,920,000	3,162,159
CBRE Svcs., Inc.	BBB+	5.25	03/15/25	1,945,000	2,230,636
Crown Castle International Corp.	BBB-	3.15	07/15/23	2,430,000	2,582,740
Diversified Healthcare Trust	BB	4.75	05/01/24	485,000	471,997
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	1,370,000	1,448,790
Mack-Cali Realty LP	BB-	4.50	04/18/22	975,000	945,696
Omega Healthcare Investors, Inc.	BBB-	4.38	08/01/23	1,700,000	1,822,689
Omega Healthcare Investors, Inc.	BBB-	4.50	01/15/25	730,000	775,079
Service Properties Trust	BB	5.00	08/15/22	1,265,000	1,260,547

					14,700,333

UTILITIES (0.9%)
Exelon Corp.	BBB	5.15	12/01/20	1,460,000	1,460,000
Exelon Generation Co. LLC	BBB+	4.25	06/15/22	975,000	1,029,422
National Fuel Gas Co.	BBB-	4.90	12/01/21	1,945,000	2,013,603
Southern Co.	BBB+	3.25	07/01/26	2,430,000	2,710,390

					7,213,415

TOTAL CORPORATE DEBT					175,758,330

TOTAL LONG-TERM DEBT SECURITIES
(Cost: $760,097,065) 99.2%					795,454,791

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.3%)
Citibank, New York Time Deposit	0.01	10/01/20	2,224,336	2,224,336

TOTAL TEMPORARY CASH INVESTMENT (Cost: $2,224,336) 0.3%				2,224,336

TOTAL INVESTMENTS (Cost: $762,321,401) 99.5%				797,679,127

OTHER NET ASSETS 0.5%				3,809,617

NET ASSETS 100.0%				$801,488,744

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (46.7%)
U.S. Treasury Bond	AA+	1.13	05/15/40	71,000,000	69,879,531
U.S. Treasury Bond	AA+	1.13	08/15/40	12,500,000	12,265,625
U.S. Treasury Bond	AA+	2.25	08/15/46	28,885,000	34,110,251
U.S. Treasury Bond	AA+	2.75	08/15/47	9,790,000	12,706,732
U.S. Treasury Bond	AA+	2.88	05/15/49	28,395,000	38,017,134
U.S. Treasury Note	AA+	0.63	05/15/30	63,000,000	62,773,594
U.S. Treasury Note	AA+	1.25	08/31/24	16,820,000	17,497,399
U.S. Treasury Note	AA+	1.50	09/30/24	23,000,000	24,174,258
U.S. Treasury Note	AA+	1.50	08/15/26	40,350,000	43,005,850
U.S. Treasury Note	AA+	1.50	02/15/30	5,500,000	5,932,266
U.S. Treasury Note	AA+	1.63	08/15/29	48,955,000	53,284,458
U.S. Treasury Note	AA+	2.25	02/15/27	43,080,000	48,086,367
U.S. Treasury Note	AA+	2.25	08/15/27	72,945,000	81,809,527
U.S. Treasury Note	AA+	2.25	11/15/27	50,035,000	56,246,376
U.S. Treasury Note	AA+	2.38	05/15/27	62,420,000	70,354,167
U.S. Treasury Note	AA+	2.63	02/15/29	48,955,000	57,170,261
U.S. Treasury Note	AA+	2.88	05/15/28	39,165,000	46,077,011
U.S. Treasury Note	AA+	3.13	11/15/28	3,915,000	4,715,587
U.S. Treasury Strip	AA+	0.00	08/15/25	19,580,000	19,219,430
U.S. Treasury Strip	AA+	0.00	08/15/26	19,580,000	19,041,469
U.S. Treasury Strip	AA+	0.00	08/15/28	19,580,000	18,586,745
U.S. Treasury Strip	AA+	0.00	08/15/29	19,580,000	18,324,272
U.S. Treasury Strip	AA+	0.00	08/15/33	9,790,000	8,536,292
U.S. Treasury Strip	AA+	0.00	08/15/35	9,790,000	8,229,666
U.S. Treasury Strip	AA+	0.00	08/15/37	9,790,000	7,923,590

					837,967,858

U.S. GOVERNMENT AGENCIES (29.9%)
MORTGAGE-BACKED OBLIGATIONS (29.9%)
FHLMC	AA+	0.55	10/15/41	558,171	559,836
FHLMC	AA+	0.65	01/15/47	2,189,671	2,204,905
FHLMC	AA+	2.50	09/01/27	773,919	810,010
FHLMC	AA+	2.50	12/01/27	775,815	817,860
FHLMC	AA+	2.50	06/01/35	1,917,872	2,003,766
FHLMC	AA+	2.50	10/01/49	2,776,540	2,921,488
FHLMC	AA+	2.50	01/01/50	1,563,836	1,641,823
FHLMC	AA+	2.50	05/01/50	3,780,607	3,896,481
FHLMC	AA+	2.50	05/01/50	4,858,723	5,136,106
FHLMC	AA+	2.50	06/01/50	5,034,086	5,284,074
FHLMC	AA+	2.50	10/01/50	5,079,242	5,331,472
FHLMC	AA+	3.00	06/01/27	412,622	433,600
FHLMC	AA+	3.00	08/01/27	211,889	222,407
FHLMC	AA+	3.00	02/01/32	3,281,519	3,518,390
FHLMC	AA+	3.00	10/15/37	642,682	659,960
FHLMC	AA+	3.00	12/15/40	571,547	596,538
FHLMC	AA+	3.00	07/01/42	382,615	411,467
FHLMC	AA+	3.00	11/01/42	1,169,859	1,209,637
FHLMC	AA+	3.00	03/01/43	1,175,802	1,266,378
FHLMC	AA+	3.00	04/01/43	1,675,296	1,804,352
FHLMC	AA+	3.00	04/01/43	5,245,324	5,693,861
FHLMC	AA+	3.00	04/01/43	10,694,272	11,391,857
FHLMC	AA+	3.00	09/15/43	1,830,585	1,874,340
FHLMC	AA+	3.00	04/15/44	664,631	689,911
FHLMC	AA+	3.00	04/15/45	1,509,617	1,547,459
FHLMC	AA+	3.00	09/01/46	1,430,605	1,505,649
FHLMC	AA+	3.00	09/01/46	3,550,435	3,822,916
FHLMC	AA+	3.00	11/01/46	845,003	872,403
FHLMC	AA+	3.00	05/01/49	4,468,010	4,685,840
FHLMC	AA+	3.00	11/01/49	3,266,723	3,440,758

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

FHLMC	AA+	3.00	11/01/49	2,774,173	2,905,946
FHLMC	AA+	3.00	12/01/49	3,784,977	3,967,107
FHLMC	AA+	3.00	02/01/50	4,261,538	4,468,392
FHLMC	AA+	3.50	02/01/35	1,660,969	1,794,162
FHLMC	AA+	3.50	02/01/35	926,506	1,000,764
FHLMC	AA+	3.50	04/01/35	815,828	877,870
FHLMC	AA+	3.50	02/01/36	811,557	874,377
FHLMC	AA+	3.50	11/01/39	6,244,337	6,605,835
FHLMC	AA+	3.50	01/01/41	840,548	909,347
FHLMC	AA+	3.50	07/01/42	1,471,141	1,637,448
FHLMC	AA+	3.50	06/01/43	1,658,065	1,800,057
FHLMC	AA+	3.50	01/01/44	17,178,276	18,622,702
FHLMC	AA+	3.50	05/15/44	1,108,107	1,129,496
FHLMC	AA+	3.50	04/01/45	1,409,200	1,533,218
FHLMC	AA+	3.50	07/01/45	1,594,616	1,762,319
FHLMC	AA+	3.50	09/01/45	1,146,959	1,236,021
FHLMC	AA+	3.50	11/01/45	4,327,426	4,695,733
FHLMC	AA+	3.50	08/01/46	1,824,598	1,998,485
FHLMC	AA+	3.50	08/01/47	5,807,957	6,170,790
FHLMC	AA+	3.50	09/01/47	5,899,483	6,246,312
FHLMC	AA+	3.50	11/01/47	2,562,839	2,716,694
FHLMC	AA+	3.50	12/01/47	1,220,050	1,291,387
FHLMC	AA+	3.50	07/01/49	2,713,207	2,882,817
FHLMC	AA+	3.50	02/01/50	4,673,528	4,973,204
FHLMC	AA+	4.00	02/01/25	37,151	39,407
FHLMC	AA+	4.00	05/01/26	124,676	132,569
FHLMC	AA+	4.00	12/01/33	804,676	868,740
FHLMC	AA+	4.00	01/01/38	1,974,625	2,220,657
FHLMC	AA+	4.00	06/15/38	4,900,000	5,114,279
FHLMC	AA+	4.00	12/15/38	146,455	150,072
FHLMC	AA+	4.00	01/15/40	2,000,000	2,116,837
FHLMC	AA+	4.00	07/01/41	632,189	707,684
FHLMC	AA+	4.00	10/01/44	1,133,329	1,238,889
FHLMC	AA+	4.00	10/01/44	685,521	746,177
FHLMC	AA+	4.00	10/01/44	1,049,717	1,153,542
FHLMC	AA+	4.00	02/01/45	3,742,394	4,219,454
FHLMC	AA+	4.00	05/01/47	1,623,385	1,740,258
FHLMC	AA+	4.00	02/01/48	879,650	940,573
FHLMC	AA+	4.00	05/01/48	552,081	589,491
FHLMC	AA+	4.00	09/01/48	3,413,136	3,640,559
FHLMC	AA+	4.00	10/01/48	2,457,412	2,620,395
FHLMC	AA+	4.00	04/01/49	2,925,958	3,120,278
FHLMC	AA+	4.00	04/01/49	3,185,227	3,425,266
FHLMC	AA+	4.50	05/01/48	2,347,345	2,544,302
FHLMC	AA+	4.50	05/01/48	1,725,703	1,869,375
FHLMC	AA+	5.00	10/01/40	523,229	602,829
FHLMC	AA+	5.50	03/01/21	706	707
FHLMC	AA+	5.50	01/15/33	118,742	136,178
FHLMC	AA+	6.00	07/15/29	66,955	75,370
FHLMC	AA+	6.00	03/15/32	85,202	98,949
FHLMC ARM	AA+	3.56	05/01/37	40,479	40,741
FHLMC ARM	AA+	3.67	04/01/37	50,051	52,810
FHLMC ARM	AA+	3.76	03/01/37	12,214	12,347
FHLMC ARM	AA+	3.76	02/01/36	110,698	111,569
FHLMC ARM	AA+	3.86	04/01/37	26,427	26,623
FHLMC Strip	AA+	3.00	01/15/43	1,866,269	1,976,716
FHLMC Strip	AA+	3.50	10/15/47	1,358,688	1,455,548
FNMA	AA+	0.55	06/25/37	42,338	42,771
FNMA	AA+	0.88	06/25/40	435,339	443,372
FNMA	AA+	2.00	03/01/35	7,956,224	8,284,178
FNMA	AA+	2.00	04/01/35	1,453,658	1,511,329

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

FNMA	AA+	2.00	05/01/35	9,708,226	10,093,414
FNMA	AA+	2.00	08/01/40	1,978,984	2,046,942
FNMA	AA+	2.00	10/01/50	4,000,000	4,139,943
FNMA	AA+	2.25	01/01/28	1,081,644	1,134,930
FNMA	AA+	2.50	01/01/33	367,675	387,601
FNMA	AA+	2.50	02/01/33	1,062,663	1,115,434
FNMA	AA+	2.50	05/01/35	1,063,251	1,110,879
FNMA	AA+	2.50	06/01/35	3,802,741	3,972,975
FNMA	AA+	2.50	07/01/35	3,427,224	3,581,118
FNMA	AA+	2.50	07/01/35	3,429,159	3,582,938
FNMA	AA+	2.50	07/01/35	1,368,934	1,430,412
FNMA	AA+	2.50	09/01/35	7,000,000	7,314,365
FNMA	AA+	2.50	03/01/50	4,763,043	4,999,571
FNMA	AA+	2.50	03/01/50	4,840,738	5,081,124
FNMA	AA+	2.68	12/01/26	2,925,000	3,143,181
FNMA	AA+	2.92	07/01/27	2,778,986	3,016,992
FNMA	AA+	3.00	05/25/31	3,679,795	3,863,373
FNMA	AA+	3.00	06/01/33	812,515	858,368
FNMA	AA+	3.00	07/01/33	1,507,399	1,597,983
FNMA	AA+	3.00	09/01/33	1,557,805	1,653,063
FNMA	AA+	3.00	03/01/36	1,972,864	2,075,426
FNMA	AA+	3.00	09/01/40	2,003,638	2,103,620
FNMA	AA+	3.00	04/25/42	739,570	768,099
FNMA	AA+	3.00	12/01/42	994,375	1,028,316
FNMA	AA+	3.00	04/01/43	1,149,717	1,188,948
FNMA	AA+	3.00	02/01/45	1,317,332	1,444,002
FNMA	AA+	3.00	03/01/45	1,015,188	1,049,040
FNMA	AA+	3.00	09/01/46	2,270,121	2,393,034
FNMA	AA+	3.00	01/01/47	804,382	829,930
FNMA	AA+	3.00	12/01/47	306,437	321,145
FNMA	AA+	3.00	03/01/48	344,258	361,696
FNMA	AA+	3.00	03/01/50	18,692,599	19,893,944
FNMA	AA+	3.00	03/01/50	2,396,208	2,512,333
FNMA	AA+	3.00	05/01/50	4,797,862	5,030,977
FNMA	AA+	3.00	06/01/50	6,873,592	7,207,268
FNMA	AA+	3.50	03/01/32	568,616	614,297
FNMA	AA+	3.50	07/01/34	1,710,939	1,842,761
FNMA	AA+	3.50	10/01/34	1,379,870	1,465,592
FNMA	AA+	3.50	02/01/35	1,176,866	1,263,717
FNMA	AA+	3.50	03/01/41	1,161,286	1,292,512
FNMA	AA+	3.50	10/01/41	639,528	680,478
FNMA	AA+	3.50	12/01/41	653,418	693,972
FNMA	AA+	3.50	04/01/42	746,071	795,990
FNMA	AA+	3.50	11/25/42	157,383	157,849
FNMA	AA+	3.50	12/01/42	1,154,788	1,254,854
FNMA	AA+	3.50	01/01/43	890,853	967,560
FNMA	AA+	3.50	07/25/43	449,198	452,510
FNMA	AA+	3.50	08/01/43	3,024,202	3,285,385
FNMA	AA+	3.50	08/01/43	1,440,094	1,539,653
FNMA	AA+	3.50	10/01/43	736,385	783,257
FNMA	AA+	3.50	01/01/44	522,783	544,044
FNMA	AA+	3.50	08/01/44	3,107,536	3,233,695
FNMA	AA+	3.50	08/25/44	1,264,354	1,279,181
FNMA	AA+	3.50	04/01/45	1,488,108	1,624,685
FNMA	AA+	3.50	04/01/45	2,565,424	2,828,984
FNMA	AA+	3.50	05/01/45	2,545,202	2,755,915
FNMA	AA+	3.50	10/01/45	2,497,599	2,754,095
FNMA	AA+	3.50	02/01/46	3,321,349	3,637,745
FNMA	AA+	3.50	02/01/46	1,459,209	1,555,038
FNMA	AA+	3.50	08/01/46	2,256,155	2,488,137
FNMA	AA+	3.50	12/01/46	885,873	937,699

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

FNMA	AA+	3.50	02/01/47	1,920,630	2,051,154
FNMA	AA+	3.50	09/01/47	3,700,882	3,915,607
FNMA	AA+	3.50	09/01/47	2,705,495	2,947,631
FNMA	AA+	3.50	04/01/48	1,108,992	1,165,112
FNMA	AA+	3.50	08/01/48	1,468,129	1,550,196
FNMA	AA+	3.50	07/01/49	1,786,084	1,881,773
FNMA	AA+	3.50	07/01/49	1,762,855	1,857,518
FNMA	AA+	3.50	07/01/49	1,999,962	2,124,130
FNMA	AA+	3.50	08/01/49	3,221,726	3,393,302
FNMA	AA+	3.50	02/01/50	4,539,060	4,880,874
FNMA	AA+	3.50	03/01/50	9,119,265	9,745,058
FNMA	AA+	3.53	01/01/26	4,900,000	5,397,183
FNMA	AA+	4.00	07/25/26	1,238,123	1,296,050
FNMA	AA+	4.00	05/25/29	1,583,307	1,633,039
FNMA	AA+	4.00	03/01/35	243,851	265,964
FNMA	AA+	4.00	06/01/36	617,499	673,312
FNMA	AA+	4.00	10/01/36	657,254	715,382
FNMA	AA+	4.00	10/01/40	664,655	750,032
FNMA	AA+	4.00	05/01/41	350,747	369,685
FNMA	AA+	4.00	05/01/43	4,825,968	5,313,723
FNMA	AA+	4.00	01/01/44	8,915,929	9,810,862
FNMA	AA+	4.00	09/01/45	556,457	600,264
FNMA	AA+	4.00	11/01/45	992,153	1,084,874
FNMA	AA+	4.00	02/01/47	2,579,058	2,822,374
FNMA	AA+	4.00	11/01/47	993,109	1,063,742
FNMA	AA+	4.00	04/01/48	706,364	754,033
FNMA	AA+	4.00	05/01/48	2,825,619	3,015,141
FNMA	AA+	4.00	09/01/48	857,677	914,173
FNMA	AA+	4.00	03/01/49	3,401,787	3,626,881
FNMA	AA+	4.00	03/01/50	9,204,432	9,929,092
FNMA	AA+	4.00	07/01/56	1,515,390	1,703,488
FNMA	AA+	4.50	04/01/31	252,255	278,195
FNMA	AA+	4.50	05/01/39	410,357	460,962
FNMA	AA+	4.50	05/01/39	613,492	689,353
FNMA	AA+	4.50	12/01/39	2,581,404	2,838,579
FNMA	AA+	4.50	05/01/40	394,862	432,377
FNMA	AA+	4.50	07/01/40	1,615,823	1,778,084
FNMA	AA+	4.50	07/01/42	6,347,326	7,114,027
FNMA	AA+	4.50	03/01/44	961,162	1,072,147
FNMA	AA+	4.50	04/01/44	1,494,580	1,655,469
FNMA	AA+	4.50	11/01/47	2,487,154	2,755,479
FNMA	AA+	4.50	11/01/47	2,360,078	2,565,202
FNMA	AA+	4.50	11/01/47	2,974,268	3,290,066
FNMA	AA+	4.50	02/01/49	882,728	954,393
FNMA	AA+	5.00	11/25/35	393,897	453,472
FNMA	AA+	5.00	08/01/37	2,679,282	3,078,254
FNMA	AA+	5.00	05/01/39	316,298	352,286
FNMA	AA+	5.00	09/25/40	615,376	626,980
FNMA	AA+	5.50	01/01/24	44,025	48,816
FNMA	AA+	5.50	03/01/24	94,112	104,353
FNMA	AA+	5.50	11/01/26	35,047	38,861
FNMA	AA+	5.50	01/01/27	25,951	28,826
FNMA	AA+	5.50	03/01/33	154,363	168,638
FNMA	AA+	5.50	02/25/37	17,676	19,334
FNMA	AA+	5.50	05/01/38	2,366,454	2,789,032
FNMA	AA+	5.50	11/01/38	12,831	14,036
FNMA	AA+	5.50	06/01/48	45,340	52,120
FNMA	AA+	6.00	05/01/23	44,868	50,006
FNMA	AA+	6.00	03/01/28	72,477	80,890
FNMA	AA+	6.00	04/01/32	3,279	3,654
FNMA	AA+	6.00	05/01/32	97,262	114,115

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

FNMA	AA+	6.00	04/01/33	245,342	277,996
FNMA	AA+	6.00	12/01/36	82,858	97,600
FNMA	AA+	6.00	01/01/37	83,017	97,109
FNMA	AA+	6.00	05/01/37	13,326	14,911
FNMA	AA+	6.00	06/01/37	2,845	2,916
FNMA	AA+	6.00	07/01/37	53,755	63,014
FNMA	AA+	6.00	08/01/37	52,764	61,794
FNMA	AA+	6.00	10/25/44	317,806	379,771
FNMA	AA+	6.00	02/25/47	689,197	825,418
FNMA	AA+	6.00	12/25/49	223,981	259,622
FNMA	AA+	6.50	05/01/32	81,010	92,397
FNMA	AA+	6.50	09/01/36	14,132	15,900
FNMA	AA+	6.50	05/01/37	82,040	88,065
FNMA	AA+	6.50	07/01/37	10,651	12,091
FNMA	AA+	6.50	05/01/38	6,739	7,537
FNMA	AA+	7.00	01/25/44	197,612	228,710
FNMA	AA+	7.50	06/01/32	26,547	32,588
FNMA	AA+	8.00	04/01/32	17,389	18,480
FNMA Strip	AA+	3.00	08/25/42	714,476	752,535
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	1,088,162	1,122,534
FRESB Multifamily Mortgage	AA+	3.16	11/25/27	1,487,096	1,595,676
FRESB Multifamily Mortgage	AA+	3.30	12/25/27	1,829,128	1,982,494
FRESB Multifamily Mortgage	AA+	3.61	10/25/28	1,147,631	1,243,276
GNMA (3)	AA+	2.00	04/20/32	600,310	622,932
GNMA (3)	AA+	2.00	06/20/35	3,150,432	3,251,569
GNMA (3)	AA+	2.68	10/16/47	679,403	681,905
GNMA (3)	AA+	3.00	07/16/36	1,494,222	1,633,288
GNMA (3)	AA+	3.00	08/20/44	1,369,394	1,416,807
GNMA (3)	AA+	3.00	01/15/46	1,189,669	1,279,031
GNMA (3)	AA+	3.00	03/15/46	4,361,982	4,690,103
GNMA (3)	AA+	3.00	07/15/46	2,371,631	2,550,542
GNMA (3)	AA+	3.00	02/20/47	2,516,417	2,653,499
GNMA (3)	AA+	3.50	05/20/31	2,044,818	2,219,057
GNMA (3)	AA+	3.50	02/20/42	1,010,149	1,054,386
GNMA (3)	AA+	3.50	07/15/42	1,434,751	1,545,046
GNMA (3)	AA+	3.50	11/15/42	513,682	544,975
GNMA (3)	AA+	3.50	03/20/45	2,498,800	2,667,378
GNMA (3)	AA+	3.50	05/20/45	1,952,487	2,169,132
GNMA (3)	AA+	3.70	05/15/42	614,434	662,236
GNMA (3)	AA+	4.00	01/20/41	983,542	1,067,303
GNMA (3)	AA+	4.00	03/15/41	361,930	392,143
GNMA (3)	AA+	4.00	08/15/41	710,869	780,891
GNMA (3)	AA+	4.00	11/15/41	502,152	565,092
GNMA (3)	AA+	4.00	12/15/41	915,102	995,466
GNMA (3)	AA+	4.00	08/20/42	665,371	720,012
GNMA (3)	AA+	4.25	04/20/41	523,871	575,214
GNMA (3)	AA+	4.29	04/15/41	33,608	36,219
GNMA (3)	AA+	4.50	06/20/30	23,648	25,824
GNMA (3)	AA+	4.50	09/15/30	334,513	367,918
GNMA (3)	AA+	4.50	06/20/34	194,812	216,413
GNMA (3)	AA+	4.50	09/15/40	630,086	696,575
GNMA (3)	AA+	4.50	10/15/40	723,600	826,098
GNMA (3)	AA+	4.50	10/15/40	110,705	120,925
GNMA (3)	AA+	5.00	04/15/39	611,659	707,737
GNMA (3)	AA+	5.00	06/20/39	713,995	809,585
GNMA (3)	AA+	5.00	11/15/39	238,867	273,434
GNMA (3)	AA+	5.00	05/15/40	101,284	115,820
GNMA (3)	AA+	5.00	06/20/40	58,957	64,459
GNMA (3)	AA+	6.50	04/15/31	6,049	6,685
GNMA (3)	AA+	6.50	12/15/31	16,790	18,867
GNMA (3)	AA+	6.50	05/15/32	15,482	17,108

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

GNMA (3)	AA+	7.00	05/15/32	2,317	2,396
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	243,149	252,922

					535,217,938

CORPORATE DEBT (22.4%)
COMMUNICATION SERVICES (0.7%)
AT&T, Inc.	BBB	3.00	06/30/22	980,000	1,018,816
Discovery Communications LLC	BBB-	3.50	06/15/22	4,895,000	5,040,778
Omnicom Group, Inc.	BBB+	3.63	05/01/22	980,000	1,026,309
ViacomCBS, Inc.	BBB	3.25	03/15/23	4,895,000	5,061,179

					12,147,082

CONSUMER DISCRETIONARY (3.6%)
Amazon.com, Inc.	AA-	5.20	12/03/25	4,895,000	5,957,816
AutoZone, Inc.	BBB	3.25	04/15/25	1,960,000	2,157,828
AutoZone, Inc.	BBB	3.70	04/15/22	685,000	713,829
Brinker International, Inc.	B-	3.88	05/15/23	3,915,000	3,856,275
Dollar General Corp.	BBB	3.25	04/15/23	3,915,000	4,154,138
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	3,915,000	3,969,186
Harman International Industries, Inc.	A-	4.15	05/15/25	4,895,000	5,467,103
Hyatt Hotels Corp.	BBB-	5.38	08/15/21	195,000	199,925
Kohl’s Corp.	BBB-	3.25	02/01/23	1,764,000	1,763,676
Lowe’s Cos., Inc.	BBB+	3.12	04/15/22	1,960,000	2,029,448
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	3,190,000	3,615,349
Marriott International, Inc.	BBB-	3.13	02/15/23	2,935,000	2,988,021
Mattel, Inc.	B-	3.15	03/15/23	1,960,000	1,901,200
McDonald’s Corp.	BBB+	3.50	07/01/27	4,305,000	4,899,556
NVR, Inc.	BBB+	3.95	09/15/22	3,915,000	4,135,873
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	3,180,000	3,350,717
Tapestry, Inc.	BBB-	4.25	04/01/25	2,450,000	2,558,136
Tupperware Brands Corp.	D	4.75	06/01/21	3,915,000	3,719,250
Whirlpool Corp.	BBB	3.70	05/01/25	1,960,000	2,195,955
Whirlpool Corp.	BBB	4.85	06/15/21	980,000	1,010,490
Wyndham Destinations, Inc.	BB-	3.90	03/01/23	3,915,000	3,836,700

					64,480,471

CONSUMER STAPLES (1.0%)
Flowers Foods, Inc.	BBB	4.38	04/01/22	3,915,000	4,055,078
Kroger Co.	BBB	2.95	11/01/21	4,700,000	4,820,543
Mead Johnson Nutrition Co.	A-	4.13	11/15/25	1,910,000	2,206,773
Molson Coors Beverage Co.	BBB-	3.50	05/01/22	2,935,000	3,051,315
Sysco Corp.	BBB-	3.75	10/01/25	3,500,000	3,849,434

					17,983,143

ENERGY (1.4%)
Devon Energy Corp.	BBB-	5.85	12/15/25	2,450,000	2,745,143
Diamond Offshore Drilling, Inc.	NR	3.45	11/01/23	2,935,000	279,441
Energen Corp.	BBB-	4.63	09/01/21	3,915,000	3,952,099
EQT Corp.	BB-	4.88	11/15/21	899,000	908,323
Kinder Morgan Energy Partners LP	BBB	4.30	05/01/24	4,895,000	5,394,369
Marathon Oil Corp.	BBB-	2.80	11/01/22	3,915,000	4,010,095
Marathon Petroleum Corp.	BBB	5.13	03/01/21	3,230,000	3,286,107
Murphy Oil Corp.	BB	4.95	12/01/22	3,450,000	3,379,913
SESI LLC	CC	7.13	12/15/21	4,405,000	1,079,225
Valaris PLC	NR	4.88	06/01/22	3,915,000	342,563

					25,377,278

FINANCIALS (6.2%)
Alleghany Corp.	BBB+	4.95	06/27/22	1,960,000	2,083,396
American Express Co.	BBB	3.63	12/05/24	4,895,000	5,406,330
American International Group, Inc.	BBB+	3.75	07/10/25	4,895,000	5,483,681
Bank of America Corp.	BBB+	3.95	04/21/25	4,895,000	5,435,609
Block Financial LLC	BBB	5.25	10/01/25	2,935,000	3,286,199
Block Financial LLC	BBB	5.50	11/01/22	2,205,000	2,353,672
Capital One Financial Corp.	BBB	4.75	07/15/21	3,915,000	4,050,703
Citigroup, Inc.	BBB	3.88	03/26/25	4,895,000	5,385,017

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Citizens Financial Group, Inc.	BBB	3.75	07/01/24	5,000,000	5,387,904
Fairfax U.S., Inc. †	BBB-	4.88	08/13/24	3,425,000	3,687,157
Fifth Third Bancorp	BBB	4.30	01/16/24	4,895,000	5,397,939
Genworth Hldgs., Inc.	B-	7.20	02/15/21	1,715,000	1,723,575
Genworth Hldgs., Inc.	B-	7.63	09/24/21	1,275,000	1,274,668
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	4,895,000	5,414,298
Kemper Corp.	BBB	4.35	02/15/25	1,960,000	2,150,312
Lincoln National Corp.	A-	4.00	09/01/23	3,915,000	4,273,701
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	2,935,000	3,008,664
Moody’s Corp.	BBB+	4.50	09/01/22	3,915,000	4,178,523
Old Republic International Corp.	BBB+	3.88	08/26/26	4,895,000	5,563,569
People’s United Bank N.A.	BBB+	4.00	07/15/24	2,000,000	2,136,984
Prudential Financial, Inc.	A	4.50	11/16/21	980,000	1,025,734
Reinsurance Group of America, Inc.	A	4.70	09/15/23	980,000	1,082,013
Reinsurance Group of America, Inc.	A	5.00	06/01/21	2,935,000	3,023,209
Signet UK Finance PLC	B+	4.70	06/15/24	4,895,000	4,197,463
Stifel Financial Corp.	BBB-	4.25	07/18/24	1,470,000	1,651,566
Synchrony Financial	BBB-	3.70	08/04/26	2,695,000	2,871,933
Travelers Cos., Inc.	A	3.90	11/01/20	2,450,000	2,449,409
Unum Group	BBB	4.00	03/15/24	4,895,000	5,304,658
Voya Financial, Inc.	BBB+	3.65	06/15/26	4,895,000	5,546,332
W R Berkley Corp.	BBB+	4.63	03/15/22	1,960,000	2,070,119
Wells Fargo & Co.	BBB	3.45	02/13/23	3,915,000	4,148,891
Wells Fargo & Co.	BBB	4.13	08/15/23	980,000	1,067,539

					112,120,767

HEALTH CARE (1.7%)
Anthem, Inc.	A	3.30	01/15/23	3,464,000	3,668,581
Biogen, Inc.	A-	4.05	09/15/25	2,450,000	2,795,675
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	3,915,000	3,951,686
Express Scripts Hldg. Co.	A-	3.50	06/15/24	1,960,000	2,105,367
Humana, Inc.	BBB+	3.85	10/01/24	2,935,000	3,243,435
Laboratory Corp. of America Hldgs.	BBB	3.75	08/23/22	1,960,000	2,060,637
Owens & Minor, Inc.	B-	4.38	12/15/24	2,740,000	2,733,150
Quest Diagnostics, Inc.	BBB+	3.50	03/30/25	685,000	758,806
Thermo Fisher Scientific, Inc.	BBB+	4.13	03/25/25	3,190,000	3,634,443
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	4,895,000	5,062,793

					30,014,573

INDUSTRIALS (1.4%)
Deere & Co.	A	2.75	04/15/25	6,440,000	7,017,585
Flowserve Corp.	BBB-	3.50	09/15/22	3,915,000	4,084,552
General Dynamics Corp.	A	3.25	04/01/25	3,190,000	3,531,112
Hexcel Corp.	BBB	4.70	08/15/25	3,820,000	4,239,473
Verisk Analytics, Inc.	BBB	4.00	06/15/25	4,895,000	5,583,987

					24,456,709

INFORMATION TECHNOLOGY (2.0%)
Applied Materials, Inc.	A-	3.90	10/01/25	4,895,000	5,611,888
Arrow Electronics, Inc.	BBB-	4.00	04/01/25	980,000	1,065,739
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	1,075,000	1,148,404
Avnet, Inc.	BBB-	4.88	12/01/22	265,000	283,925
Fidelity National Information Svcs., Inc.	BBB	3.88	06/05/24	4,895,000	5,400,326
Fiserv, Inc.	BBB	4.75	06/15/21	980,000	1,008,853
Global Payments, Inc.	BBB-	3.75	06/01/23	3,915,000	4,197,216
Ingram Micro, Inc.	NR	5.00	08/10/22	980,000	995,251
Ingram Micro, Inc.	NR	5.45	12/15/24	735,000	784,860
Intel Corp.	A+	3.40	03/25/25	2,500,000	2,800,508
Juniper Networks, Inc.	BBB	4.50	03/15/24	2,935,000	3,280,871
Keysight Technologies, Inc.	BBB	4.55	10/30/24	4,895,000	5,527,581
Mastercard, Inc.	A+	3.30	03/26/27	2,300,000	2,629,288
Motorola Solutions, Inc.	BBB-	4.00	09/01/24	980,000	1,087,720

					35,822,430

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

MATERIALS (2.3%)
Carpenter Technology Corp.	BBB-	4.45	03/01/23	3,525,000	3,648,375
Domtar Corp.	BBB-	4.40	04/01/22	4,895,000	5,031,675
Dow Chemical Co.	BBB-	3.50	10/01/24	4,700,000	5,149,208
Eastman Chemical Co.	BBB-	4.50	01/15/21	2,450,000	2,453,481
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	3,915,000	3,982,416
Kinross Gold Corp.	BBB-	5.13	09/01/21	3,915,000	4,028,363
Methanex Corp.	BB	5.25	03/01/22	585,000	619,661
Packaging Corp. of America	BBB	4.50	11/01/23	1,960,000	2,167,619
Sherwin-Williams Co.	BBB-	3.95	01/15/26	4,895,000	5,492,524
Southern Copper Corp.	BBB+	3.50	11/08/22	3,915,000	4,110,095
Teck Resources Ltd.	BBB-	3.75	02/01/23	980,000	1,004,421
Teck Resources Ltd.	BBB-	4.75	01/15/22	2,935,000	3,001,833

					40,689,671

REAL ESTATE (1.5%)
Boston Properties LP	BBB+	3.85	02/01/23	2,935,000	3,125,283
Healthcare Realty Trust, Inc.	BBB	3.75	04/15/23	3,915,000	4,201,966
Healthpeak Properties, Inc.	BBB+	3.40	02/01/25	3,670,000	4,015,734
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	3,915,000	4,140,155
Mack-Cali Realty LP	BB-	4.50	04/18/22	4,895,000	4,747,878
National Retail Properties, Inc.	BBB+	3.30	04/15/23	980,000	1,031,382
Service Properties Trust	BB	5.00	08/15/22	4,455,000	4,439,318
Ventas Realty LP / Ventas Capital Corp.	BBB+	3.25	08/15/22	490,000	509,423
Welltower, Inc.	BBB+	3.75	03/15/23	735,000	777,981

					26,989,120

UTILITIES (0.6%)
Exelon Corp.	BBB	5.15	12/01/20	2,935,000	2,935,000
Exelon Generation Co. LLC	BBB+	4.25	06/15/22	980,000	1,034,701
National Fuel Gas Co.	BBB-	4.90	12/01/21	2,935,000	3,038,522
National Fuel Gas Co.	BBB-	5.20	07/15/25	1,960,000	2,165,800
UIL Hldgs. Corp.	BBB	4.63	10/01/20	2,670,000	2,670,000

					11,844,023

TOTAL CORPORATE DEBT					401,925,267

SOVEREIGN DEBT (0.2%)
Sri Lanka AID	NR	6.59	09/15/28	2,227,544	2,697,461

TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,658,076,168) 99.2%					1,777,808,524

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.7%)
Citibank, New York Time Deposit		0.01	10/01/20	5,884,733	5,884,733
JP Morgan Chase, New York Time Deposit		0.01	10/01/20	25,000,000	25,000,000

					30,884,733

TOTAL TEMPORARY CASH INVESTMENT (Cost: $30,884,733) 1.7%					30,884,733

TOTAL INVESTMENTS (Cost: $1,688,960,901) 100.9%					1,808,693,257

OTHER NET ASSETS -0.9%					(15,896,781)

NET ASSETS 100.0%					$1,792,796,476

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

MUTUAL OF AMERICA INVESTMENT CORPORATION - CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.3%)	3,548,944	54,664,400
Equity Index Fund (25.8%)	955,371	46,390,104
International Fund (5.0%)	1,106,389	9,076,791
Mid-Cap Equity Index Fund (4.5%)	422,339	8,089,040
Mid-Term Bond Fund (34.4%)	5,640,572	61,920,410

TOTAL INVESTMENTS (Cost: $166,978,558) 100.0%		180,140,745

OTHER NET ASSETS -0.0% (2)		(10,791)

NET ASSETS 100.0%		$180,129,954

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.0%)	6,663,845	102,643,228
Equity Index Fund (36.1%)	3,051,600	148,177,010
International Fund (9.8%)	4,935,637	40,491,863
Mid-Cap Equity Index Fund (14.1%)	3,030,908	58,050,886
Mid-Term Bond Fund (15.0%)	5,607,299	61,555,146

TOTAL INVESTMENTS (Cost: $364,232,441) 100.0%		410,918,133

OTHER NET ASSETS -0.0% (2)		(14,312)

NET ASSETS 100.0%		$410,903,821

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (20.1%)	3,926,641	60,482,059
Equity Index Fund (36.1%)	2,241,444	108,838,147
International Fund (14.8%)	5,444,252	44,664,532
Mid-Cap Equity Index Fund (18.7%)	2,950,145	56,504,028
Small Cap Growth Fund (5.8%)	1,131,749	17,419,426
Small Cap Value Fund (4.5%)	1,268,601	13,430,436

TOTAL INVESTMENTS (Cost: $264,333,301) 100.0%		301,338,628

OTHER NET ASSETS -0.0% (2)		(13,526)

NET ASSETS 100.0%		$301,325,102

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.3%)	3,449,252	53,128,840
Equity Index Fund (21.4%)	770,393	37,408,074
Mid-Cap Equity Index Fund (4.7%)	428,483	8,206,726
Mid-Term Bond Fund (36.1%)	5,749,176	63,112,621
Money Market Fund (7.5%)	1,107,248	13,204,368

TOTAL INVESTMENTS (Cost: $168,951,161) 100.0%		175,060,629

OTHER NET ASSETS -0.0% (2)		(19,480)

NET ASSETS 100.0%		$175,041,149

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (31.3%)	2,765,006	42,589,403
Equity Index Fund (23.1%)	646,079	31,371,759
International Fund (4.5%)	742,081	6,088,015
Mid-Cap Equity Index Fund (8.1%)	573,948	10,992,813
Mid-Term Bond Fund (30.1%)	3,734,599	40,997,237
Money Market Fund (2.9%)	330,998	3,947,282

TOTAL INVESTMENTS (Cost: $126,840,699) 100.0%		135,986,509

OTHER NET ASSETS -0.0% (2)		(18,465)

NET ASSETS 100.0%		$135,968,044

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (28.1%)	10,236,255	157,669,078
Equity Index Fund (26.0%)	3,007,536	146,037,411
International Fund (7.1%)	4,882,674	40,057,353
Mid-Cap Equity Index Fund (9.8%)	2,871,915	55,005,690
Mid-Term Bond Fund (25.5%)	13,056,936	143,334,896
Money Market Fund (1.2%)	577,331	6,884,900
Small Cap Growth Fund (1.0%)	345,511	5,317,970
Small Cap Value Fund (1.3%)	671,542	7,109,485

TOTAL INVESTMENTS (Cost: $526,809,459) 100.0%		561,416,783

OTHER NET ASSETS -0.0% (2)		(45,271)

NET ASSETS 100.0%		$561,371,512

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (26.9%)	16,216,360	249,780,653
Equity Index Fund (30.4%)	5,830,349	283,105,157
International Fund (9.4%)	10,693,636	87,730,362
Mid-Cap Equity Index Fund (11.5%)	5,562,629	106,540,856
Mid-Term Bond Fund (17.8%)	15,125,665	166,044,741
Small Cap Growth Fund (2.0%)	1,220,345	18,783,059
Small Cap Value Fund (2.0%)	1,736,581	18,384,841

TOTAL INVESTMENTS (Cost: $875,595,780) 100.0%		930,369,669

OTHER NET ASSETS -0.0% (2)		(60,929)

NET ASSETS 100.0%		$930,308,740

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (22.7%)	12,736,010	196,172,806
Equity Index Fund (34.3%)	6,105,274	296,454,751
International Fund (11.1%)	11,731,337	96,243,640
Mid-Cap Equity Index Fund (15.8%)	7,137,969	136,713,292
Mid-Term Bond Fund (10.0%)	7,895,038	86,669,217
Small Cap Growth Fund (3.0%)	1,700,529	26,173,849
Small Cap Value Fund (3.1%)	2,568,319	27,190,297

TOTAL INVESTMENTS (Cost: $817,029,013) 100.0%		865,617,852

OTHER NET ASSETS -0.0% (2)		(56,581)

NET ASSETS 100.0%		$865,561,271

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.2%)	10,982,311	169,160,575
Equity Index Fund (36.3%)	5,469,472	265,582,027
International Fund (14.0%)	12,514,714	102,670,450
Mid-Cap Equity Index Fund (17.6%)	6,708,910	128,495,529
Small Cap Equity Index Fund (1.1%)	977,110	8,067,967
Small Cap Growth Fund (3.8%)	1,803,235	27,754,667
Small Cap Value Fund (4.0%)	2,737,154	28,977,717

TOTAL INVESTMENTS (Cost: $690,612,477) 100.0%		730,708,932

OTHER NET ASSETS -0.0% (2)		(49,613)

NET ASSETS 100.0%		$730,659,319

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (16.2%)	6,380,332	98,276,285
Equity Index Fund (36.8%)	4,594,422	223,092,097
International Fund (17.1%)	12,648,152	103,765,172
Mid-Cap Equity Index Fund (19.7%)	6,225,965	119,245,700
Small Cap Equity Index Fund (2.3%)	1,709,010	14,111,238
Small Cap Growth Fund (3.9%)	1,533,773	23,607,207
Small Cap Value Fund (4.0%)	2,252,947	23,851,511

TOTAL INVESTMENTS (Cost: $571,232,983) 100.0%		605,949,210

OTHER NET ASSETS -0.0% (2)		(44,267)

NET ASSETS 100.0%		$605,904,943

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (14.8%)	6,028,082	92,850,570
Equity Index Fund (36.6%)	4,722,981	229,334,520
International Fund (16.5%)	12,611,512	103,464,582
Mid-Cap Equity Index Fund (20.0%)	6,518,765	124,853,684
Small Cap Equity Index Fund (2.3%)	1,749,286	14,443,796
Small Cap Growth Fund (4.8%)	1,959,733	30,163,418
Small Cap Value Fund (5.0%)	2,927,305	30,990,814

TOTAL INVESTMENTS (Cost: $582,524,093) 100.0%		626,101,384

OTHER NET ASSETS -0.0% (2)		(46,016)

NET ASSETS 100.0%		$626,055,368

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2050 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (12.2%)	3,578,473	55,119,233
Equity Index Fund (36.5%)	3,409,545	165,557,824
International Fund (17.6%)	9,753,287	80,015,760
Mid-Cap Equity Index Fund (20.9%)	4,956,716	94,935,810
Small Cap Equity Index Fund (3.0%)	1,624,767	13,415,651
Small Cap Growth Fund (4.8%)	1,416,073	21,795,629
Small Cap Value Fund (5.0%)	2,143,091	22,688,489

TOTAL INVESTMENTS (Cost: $439,741,836) 100.0%		453,528,396

OTHER NET ASSETS -0.0% (2)		(35,775)

NET ASSETS 100.0%		$453,492,621

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2055 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (10.3%)	1,185,258	18,256,539
Equity Index Fund (36.5%)	1,336,463	64,894,831
International Fund (17.9%)	3,879,166	31,824,594
Mid-Cap Equity Index Fund (20.6%)	1,918,013	36,735,649
Small Cap Equity Index Fund (3.8%)	813,220	6,714,732
Small Cap Growth Fund (5.7%)	659,578	10,151,963
Small Cap Value Fund (5.2%)	875,219	9,265,768

TOTAL INVESTMENTS (Cost: $177,603,325) 100.0%		177,844,076

OTHER NET ASSETS -0.0% (2)		(15,763)

NET ASSETS 100.0%		$177,828,313

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2060 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (8.1%)	286,425	4,411,809
Equity Index Fund (34.2%)	382,930	18,593,988
International Fund (19.4%)	1,287,560	10,563,115
Mid-Cap Equity Index Fund (22.1%)	626,947	12,007,903
Small Cap Equity Index Fund (4.1%)	270,643	2,234,688
Small Cap Growth Fund (5.8%)	205,777	3,167,237
Small Cap Value Fund (6.3%)	322,268	3,411,793

TOTAL INVESTMENTS (Cost: $54,063,975) 100.0%		54,390,533

OTHER NET ASSETS -0.0% (2)		(2,280)

NET ASSETS 100.0%		$54,388,253

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2065 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (6.0%)	4,609	70,988
Equity Index Fund (33.4%)	8,123	394,410
International Fund (20.1%)	28,885	236,970
Mid-Cap Equity Index Fund (22.7%)	13,951	267,202
Small Cap Equity Index Fund (3.9%)	5,528	45,643
Small Cap Growth Fund (7.1%)	5,453	83,932
Small Cap Value Fund (6.8%)	7,577	80,215

TOTAL INVESTMENTS (Cost: $1,239,203) 100.0%		1,179,360

NET ASSETS 100.0%		$1,179,360

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
COMPOSITE FUND	$269,135	0.1%
MID-TERM BOND FUND	$785,876	0.1%
BOND FUND	$3,687,157	0.2%

†† Level 3 Security.

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of September 30, 2020, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments

EQUITY INDEX FUND	204	E-mini S&P 500 Stock Index	P	December 2020	$34,190,400	$295,239	1.0%
ALL AMERICA FUND	12	E-mini S&P 500 Stock Index	P	December 2020	$2,011,200	$17,019	0.7%
MID-CAP EQUITY INDEX FUND	197	E-mini S&P MidCap 400 Stock Index	P	December 2020	$36,561,230	$123,250	2.5%

(a)

Includes the cumulative appreciation (depreciation) of futures contracts, which is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	Percentage is less than 0.05%.
(3)	U.S. Government guaranteed security.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of September 30, 2020, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of three securities in the All America, Small Cap Growth and Small Cap Equity Index Funds (see Note b below) which were considered Level 3. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of September 30, 2020. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of September 30, 2020:

Fund	Level 1 – Quoted Prices	Level 2 – Significiant Observable Inputs	Level 3 – Significiant Unobservable Inputs		Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
Equity Index Fund
Common Stock - Indexed	$3,255,499,721	-	-		$3,255,499,721
Short-Term Debt Securities	-	$28,997,514	-		$28,997,514
Warrants - Indexed	$40,797	-	-		$40,797
Temporary Cash Investment	-	$2,703,671	-		$2,703,671

	$3,255,540,518	$31,701,185	-		$3,287,241,703
All America Fund
Common Stock - Indexed	$163,085,673	-	-		$163,085,673
Common Stock - Active	$109,976,676	-	5,343	(b)	$109,982,019
Short-Term Debt Securities - Indexed	-	$499,987	-		$499,987
Temporary Cash Investment	-	$3,404,740	-		$3,404,740

	$273,062,349	$3,904,727	$5,343		$276,972,419

Small Cap Value Fund
Common Stock	$351,163,387	-	-		$351,163,387
Temporary Cash Investment	-	$4,187,191	-		$4,187,191

	$351,163,387	$4,187,191	-		$355,350,578

Small Cap Growth Fund
Common Stock	$502,028,739	-	89,773	(b)	$502,118,512
Temporary Cash Investment	-	$10,910,679	-		$10,910,679

	$502,028,739	$10,910,679	$89,773		$513,029,191

Small Cap Equity Index Fund Fund
Common Stock - Indexed	$79,513,046	-	-	(b)	$79,513,046
Temporary Cash Investment	-	$29,112,842	-		$29,112,842

	$79,513,046	$29,112,842	-		$108,625,888

Mid Cap Value Fund
Common Stock	$76,818,843	-	-		$76,818,843
Temporary Cash Investment	-	$968,640	-		$968,640

	$76,818,843	$968,640	-		$77,787,483

Mid-Cap Equity Index Fund
Common Stock - Indexed	$1,429,596,886	-	-		$1,429,596,886
Short-Term Debt Securities	-	$32,122,904	-		$32,122,904
Temporary Cash Investment	-	$5,026,083	-		$5,026,083

	$1,429,596,886	$37,148,987	-		$1,466,745,873

Composite Fund
Common Stock	$101,227,814	-	-		$101,227,814
U.S. Government Debt	-	$35,972,593	-		$35,972,593
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$21,331,540	-		$21,331,540
Long-Term Corporate Debt	-	$16,275,768	-		$16,275,768
Short-Term Debt Securities	-	$3,750,000	-		$3,750,000
Temporary Cash Investment	-	$4,571,905	-		$4,571,905

	$101,227,814	$81,901,806	-		$183,129,620

International Fund
Common Stock	$760,473,519	-	-		$760,473,519
Short-Term Debt Securities	-	$39,999,533	-		$39,999,533
Temporary Cash Investment	-	$40,544,789	-		$40,544,789

	$760,473,519	$80,544,322	-		$841,017,841

Catholic Values Index Fund
Common Stock - Indexed	$2,941,268	-	-		$2,941,268
Temporary Cash Investment	-	$3,000,000	-		$3,000,000

	$2,941,268	$3,000,000	-		$5,941,268

Retirement Income Fund Fund
Common Stock	$175,060,629	-	-		$175,060,629

2015 Retirement Fund Fund
Common Stock	$135,986,509	-	-		$135,986,509

2020 Retirement Fund Fund
Common Stock	$561,416,783	-	-		$561,416,783

2025 Retirement Fund Fund
Common Stock	$930,369,669	-	-		$930,369,669

2030 Retirement Fund Fund
Common Stock	$865,617,852	-	-		$865,617,852

2035 Retirement Fund Fund
Common Stock	$730,708,932	-	-		$730,708,932

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

2040 Retirement Fund Fund
Common Stock	$605,949,210	-	-	$605,949,210

2045 Retirement Fund Fund
Common Stock	$626,101,384	-	-	$626,101,384

2050 Retirement Fund Fund
Common Stock	$453,528,396	-	-	$453,528,396

2055 Retirement Fund Fund
Common Stock	$177,844,076	-	-	$177,844,076

2060 Retirement Fund Fund
Common Stock	$54,390,533	-	-	$54,390,533

2065 Retirement Fund Fund
Common Stock	$1,179,360	-	-	$1,179,360

Conservative Allocation Fund Fund
Common Stock	$180,140,745	-	-	$180,140,745

Moderate Allocation Fund Fund
Common Stock	$410,918,133	-	-	$410,918,133

Aggressive Allocation Fund Fund
Common Stock	$301,338,628	-	-	$301,338,628

Mid-Term Bond Fund
U.S. Government Debt	-	$618,821,795	-	$618,821,795
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$8	-	$8
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$874,658	-	$874,658
Long-Term Corporate Debt	-	$175,758,330	-	$175,758,330
Temporary Cash Investment	-	$2,224,336		$2,224,336

	-	$797,679,127	-	$797,679,127

Bond Fund
U.S. Government Debt	-	$837,967,858	-	$837,967,858
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$535,217,938	-	$535,217,938
Long-Term Corporate Debt	-	$401,925,267	-	$401,925,267
Sovereign Debt	-	$2,697,461	-	$2,697,461
Temporary Cash Investment	-	$30,884,733	-	$30,884,733

	-	$1,808,693,257	-	$1,808,693,257

Other Financial Instruments:*
Equity Index Fund	$295,239	-	-	$295,239
All America Fund	$17,019	-	-	$17,019
Mid-Cap Equity Index Fund	$123,250	-	-	$123,250
*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

		Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Nine Months Ended September 30, 2020
	Balance December 31, 2019(c)	Change in Unrealized Gains (Losses)	Realized Gains (Losses)	Transfers Into Level 3	Transfers Out of Level 3	Purchases	Sales	Balance September 30, 2020(c)		Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of September 30, 2020
All America Fund - Active Common Stock	$176,715	($50,386)	$62,958	-	-	-	($183,944)	$5,343	(d)	($50,386)
Small Cap Value Fund - Common Stock	$1,925,481	($563,673)	$705,175	-	-	-	($2,066,983)	-	(e)	($563,673)
Small Cap Growth Fund - Common Stock	$89,773	-	-	-	-	-	-	$89,773	(f)	-
Small Cap Equity Index Fund - Common Stock	-	-	-	-	-	-	-	$-	(g)	-

(c)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(d)

Level 3 security, Ferroglobe Representation & Warranty Insurance Trust with $0 fair value and Alder Biopharmaceuticals, Inc. - contingent value rights with $5,343 fair value. Level 3 security, Xura, Inc. with change in unrealized loss of ($50,386) realized gain of $62,958 and sales of $183,944.

(e)

Level 3 security, LyondellBasell Industries - contingent value rights with realized gain of $407 and sales of $407. Level 3 security, Xura, Inc. with change in unrealized loss of ($563,673), realized gain of $704,768 and sales of $2,066,576.

(f)	Level 3 security, Ferroglobe Representation & Warranty Insurance Trust with $0 fair value and Alder Biopharmaceuticals, Inc. - contingent value rights with $89,773 fair value.
(g)	Level 3 security, Contra Progenics Pharmaceuticals, Inc. - contingent value rights with $0 fair value.

Security Valuation — Investment securities are carried at fair value as follows:

The Funds’ investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. These purchases of futures contracts allow the funds to invest available cash to attempt to efficiently and cost effectively keep the funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following table presents the financial statement impacts resulting from the funds’ use of futures contracts at their fair values as of September 30, 2020 and for the nine months ended September 30, 2020:

					Mid-Cap
Derivatives not accounted	Risk	Locations on Statements of	Equity Index	All America	Equity Index
for as hedging instruments	Type	Assets and Liabilities	Fund	Fund	Fund
Futures Contracts	Equity	Total Distributable Earnings (Loss)	$295,239	$17,019	$123,250

					Mid-Cap
Derivatives not accounted	Risk	Locations on Statements of	Equity Index	All America	Equity Index
for as hedging instruments	Type	Operations	Fund	Fund	Fund
		Net realized gain (loss) on:
Futures Contracts	Equity	Futures contracts	($16,819,722)	$135,767	($2,845,551)
		Change in net unrealized
		appreciation (depreciation) of:
Futures Contracts	Equity	Futures contracts	($1,772,499)	($77,831)	($1,584,430)

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock. The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Investments in affiliated investment companies during the nine-month period ended September 30, 2020 were as follows:

Affiliated Investment Company	Value as of December 31,		Realized Gain (Loss) on Investment	Change in Unrealized Appreciation (Depreciation) of Investment		Value as of September 30,		Realized Gain,
	2019	Purchases	Securities	Securities	Sales	2020	Dividends	Distributions
Retirement Income Fund
Bond Fund	$40,998,749	$15,628,005	$257,784	$1,206,159	$(4,961,857)	$53,128,840	$1,221,696	$-
Equity Index Fund	30,765,719	11,139,891	1,131,846	(1,171,868)	(4,457,514)	37,408,074	647,574	780,732
Mid-Cap Equity Index Fund	7,335,302	2,892,115	(56,580)	(1,175,187)	(788,924)	8,206,726	128,933	404,990
Mid-Term Bond Fund	40,568,604	27,289,720	172,454	757,818	(5,675,975)	63,112,621	1,162,107	-
Money Market Fund	18,388,425	8,534,377	280,460	(673,425)	(13,325,469)	13,204,368	458,876	924

Total	$138,056,799	$65,484,108	$1,785,964	$(1,056,503)	$(29,209,739)	$175,060,629	$3,619,186	$1,186,646

2015 Retirement Fund
Bond Fund	$41,149,238	$5,995,104	$255,342	$1,366,340	$(6,176,621)	$42,589,403	$983,183	$-
Equity Index Fund	39,213,614	2,586,721	2,680,788	(3,069,447)	(10,039,917)	31,371,759	545,133	657,229
International Fund	6,089,722	1,495,027	(33,382)	(432,304)	(1,031,048)	6,088,015	159,147	21,252
Mid-Cap Equity Index Fund	14,874,597	1,221,575	(325,857)	(1,931,857)	(2,845,645)	10,992,813	173,426	544,746
Mid-Term Bond Fund	34,253,672	11,144,166	71,504	838,373	(5,310,478)	40,997,237	757,406	-
Money Market Fund	10,268,752	3,768,082	112,423	(212,365)	(9,989,610)	3,947,282	138,549	279
Small Cap Growth Fund	1,395,052	15,782	(21,966)	(76,264)	(1,312,604)	-	-	-
Small Cap Value Fund	1,303,698	15,782	(389,105)	34,621	(964,996)	-	-	-

Total	$148,548,345	$26,242,239	$2,349,747	$(3,482,903)	$(37,670,919)	$135,986,509	$2,756,844	$1,223,506

2020 Retirement Fund
Bond Fund	$153,345,428	$16,832,104	$1,367,875	$4,884,295	$(18,760,624)	$157,669,078	$3,634,818	$-
Equity Index Fund	186,776,304	9,637,265	14,268,633	(15,825,985)	(48,818,806)	146,037,411	2,621,621	3,160,703
International Fund	41,949,107	7,859,664	(163,026)	(4,099,884)	(5,488,508)	40,057,353	993,423	132,660
Mid-Cap Equity Index Fund	66,991,462	5,130,432	212,712	(10,058,301)	(7,270,615)	55,005,690	866,548	2,721,907
Mid-Term Bond Fund	120,305,809	34,742,227	219,876	3,325,997	(15,259,013)	143,334,896	2,349,879	-
Money Market Fund	14,141,367	16,361,976	(325,233)	(200,820)	(23,092,390)	6,884,900	589,801	1,187
Small Cap Growth Fund	12,876,632	736,835	569,828	(113,808)	(8,751,517)	5,317,970	30,797	491,717
Small Cap Value Fund	12,083,385	641,504	(749,626)	(2,650,349)	(2,215,429)	7,109,485	140,405	286,778

Total	$608,469,494	$91,942,007	$15,401,039	$(24,738,855)	$(129,656,902)	$561,416,783	$11,227,292	$6,794,952

2025 Retirement Fund
Bond Fund	$214,209,852	$42,746,626	$859,036	$7,860,761	$(15,895,622)	$249,780,653	$5,718,457	$-
Equity Index Fund	329,263,044	22,247,734	25,567,601	(25,109,131)	(68,864,091)	283,105,157	5,022,653	6,055,457
International Fund	83,937,897	18,096,013	689,795	(8,844,353)	(6,148,990)	87,730,362	1,980,012	264,406
Mid-Cap Equity Index Fund	120,715,056	11,580,233	539,906	(18,473,758)	(7,820,581)	106,540,856	1,680,311	5,278,009
Mid-Term Bond Fund	127,929,626	44,907,914	224,194	3,566,307	(10,583,300)	166,044,741	2,975,044	-
Small Cap Growth Fund	37,025,147	2,639,180	1,071,711	(513,236)	(21,439,743)	18,783,059	99,213	1,584,081
Small Cap Value Fund	33,137,341	2,362,429	(2,731,446)	(7,059,745)	(7,323,738)	18,384,841	462,298	944,245

Total	$946,217,963	$144,580,129	$26,220,797	$(48,573,155)	$(138,076,065)	$930,369,669	$17,937,988	$14,126,198

2030 Retirement Fund
Bond Fund	$173,643,085	$23,818,732	$350,088	$6,966,519	$(8,605,618)	$196,172,806	$4,508,549	$-
Equity Index Fund	316,464,231	27,236,855	20,897,836	(18,702,343)	(49,441,828)	296,454,751	5,316,666	6,409,926
International Fund	89,534,554	19,308,831	761,173	(8,905,729)	(4,455,189)	96,243,640	2,354,341	314,394
Mid-Cap Equity Index Fund	148,364,589	16,434,315	1,664,233	(23,357,424)	(6,392,421)	136,713,292	2,152,618	6,761,569
Mid-Term Bond Fund	46,775,369	41,633,802	85,949	1,201,599	(3,027,502)	86,669,217	1,414,037	-
Small Cap Growth Fund	41,365,163	3,637,545	1,436,903	(213,345)	(20,052,417)	26,173,849	117,135	1,870,229
Small Cap Value Fund	37,515,336	3,343,255	(259,507)	(10,940,407)	(2,468,380)	27,190,297	556,474	1,136,600

Total	$853,662,327	$135,413,335	$24,936,675	$(53,951,130)	$(94,443,355)	$865,617,852	$16,419,820	$16,492,718

2035 Retirement Fund
Bond Fund	$124,173,646	$44,386,370	$196,179	$4,753,908	$(4,349,528)	$169,160,575	$3,899,180	$-
Equity Index Fund	279,944,103	25,225,291	18,860,636	(17,008,309)	(41,439,694)	265,582,027	4,747,880	5,724,182
International Fund	86,538,474	26,916,041	706,145	(8,638,226)	(2,851,984)	102,670,450	2,471,040	329,977
Mid-Cap Equity Index Fund	143,878,875	16,176,699	2,709,246	(23,408,875)	(10,860,416)	128,495,529	2,023,992	6,357,543
Small Cap Equity Index Fund	-	8,259,514	8,581	(115,706)	(84,422)	8,067,967	-	28,601
Small Cap Growth Fund	39,569,557	4,012,461	870,970	294,551	(16,992,872)	27,754,667	124,870	1,993,719
Small Cap Value Fund	37,617,280	3,634,771	33,099	(11,366,704)	(940,729)	28,977,717	572,193	1,168,706

Total	$711,721,935	$128,611,147	$23,384,856	$(55,489,361)	$(77,519,645)	$730,708,932	$13,839,155	$15,602,728

2040 Retirement Fund
Bond Fund	$74,199,182	$23,101,090	$163,654	$2,879,453	$(2,067,094)	$98,276,285	$2,265,376	$-
Equity Index Fund	233,034,241	22,374,837	18,500,108	(15,581,456)	(35,235,633)	223,092,097	3,958,335	4,772,284
International Fund	82,763,293	30,303,627	322,912	(7,337,907)	(2,286,753)	103,765,172	2,577,804	344,234
Mid-Cap Equity Index Fund	119,231,742	20,713,194	922,961	(18,704,007)	(2,918,190)	119,245,700	1,878,356	5,900,085
Small Cap Equity Index Fund	2,200,674	12,644,664	(27,433)	(531,090)	(175,577)	14,111,238	-	98,788
Small Cap Growth Fund	38,425,748	3,516,755	516,774	(133,708)	(18,718,362)	23,607,207	105,830	1,689,729
Small Cap Value Fund	37,257,942	3,274,453	(1,605,083)	(9,379,213)	(5,696,588)	23,851,511	510,520	1,042,738

Total	$587,112,822	$115,928,620	$18,793,893	$(48,787,928)	$(67,098,197)	$605,949,210	$11,296,221	$13,847,858

2045 Retirement Fund
Bond Fund	$65,377,999	$26,131,111	$113,017	$2,550,725	$(1,322,282)	$92,850,570	$2,058,370	$-
Equity Index Fund	232,834,690	20,852,203	14,222,270	(11,911,635)	(26,663,008)	229,334,520	4,064,056	4,899,745
International Fund	88,761,708	24,113,390	243,846	(7,899,567)	(1,754,795)	103,464,582	2,646,012	353,343
Mid-Cap Equity Index Fund	130,915,375	15,271,475	513,708	(19,693,446)	(2,153,428)	124,853,684	1,965,288	6,173,146
Small Cap Equity Index Fund	2,131,242	13,093,040	(20,388)	(626,689)	(133,409)	14,443,796	-	96,322
Small Cap Growth Fund	46,690,086	4,149,370	852,963	79,233	(21,608,234)	30,163,418	133,700	2,134,708
Small Cap Value Fund	43,922,587	3,861,868	(393,393)	(12,809,635)	(3,590,613)	30,990,814	651,077	1,329,828

Total	$610,633,687	$107,472,457	$15,532,023	$(50,311,014)	$(57,225,769)	$626,101,384	$11,518,503	$14,987,092

2050 Retirement Fund
Bond Fund	$37,272,948	$16,738,638	$15,361	$1,499,939	$(407,653)	$55,119,233	$1,269,407	$-
Equity Index Fund	155,314,968	19,521,366	3,182,874	(1,027,496)	(11,433,888)	165,557,824	2,870,127	3,460,309
International Fund	68,995,910	17,736,050	41,494	(6,055,658)	(702,036)	80,015,760	2,086,078	278,570
Mid-Cap Equity Index Fund	91,679,185	17,722,038	19,157	(13,611,371)	(873,199)	94,935,810	1,493,986	4,692,744
Small Cap Equity Index Fund	2,957,556	11,094,345	(7,218)	(564,727)	(64,305)	13,415,651	-	116,831
Small Cap Growth Fund	35,910,848	3,743,880	550,643	(124,651)	(18,285,091)	21,795,629	95,344	1,522,301
Small Cap Value Fund	33,251,312	3,548,239	(1,610,054)	(8,236,372)	(4,264,636)	22,688,489	467,380	954,625

Total	$425,382,727	$90,104,556	$2,192,257	$(28,120,336)	$(36,030,808)	$453,528,396	$8,282,322	$11,025,380

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

2055 Retirement Fund
Bond Fund	$12,075,994	$5,763,507	$5,385	$496,552	$(84,899)	$18,256,539	$419,730	$-
Equity Index Fund	49,476,683	14,260,053	92,064	1,388,754	(322,723)	64,894,831	1,123,150	1,354,102
International Fund	25,228,284	8,792,109	23,979	(2,049,518)	(170,260)	31,824,594	828,142	110,589
Mid-Cap Equity Index Fund	31,450,385	10,125,155	(1,978)	(4,633,077)	(204,836)	36,735,649	576,994	1,812,390
Small Cap Equity Index Fund	951,280	5,933,810	(1,642)	(153,641)	(15,075)	6,714,732	-	51,425
Small Cap Growth Fund	12,664,228	3,043,126	(354,430)	871,492	(6,072,453)	10,151,963	44,847	716,040
Small Cap Value Fund	12,232,199	2,897,321	(1,183,671)	(2,611,032)	(2,069,049)	9,265,768	202,163	412,919

Total	$144,079,053	$50,815,081	$(1,420,293)	$(6,690,470)	$(8,939,295)	$177,844,076	$3,195,026	$4,457,465

2060 Retirement Fund
Bond Fund	$1,961,313	$2,455,297	$7,037	$65,715	$(77,553)	$4,411,809	$100,951	$-
Equity Index Fund	9,503,459	8,739,665	30,794	660,104	(340,034)	18,593,988	320,300	386,162
International Fund	5,898,353	5,253,177	(4,487)	(376,940)	(206,988)	10,563,115	273,560	36,531
Mid-Cap Equity Index Fund	6,764,000	6,461,757	(37,106)	(942,817)	(237,931)	12,007,903	187,682	589,526
Small Cap Equity Index Fund	502,714	1,766,745	(3,912)	748	(31,607)	2,234,688	-	23,910
Small Cap Growth Fund	2,582,811	1,957,323	(23,370)	224,471	(1,573,998)	3,167,237	13,475	215,143
Small Cap Value Fund	2,396,139	1,932,234	(14,601)	(831,117)	(70,862)	3,411,793	66,895	136,633

Total	$29,608,789	$28,566,198	$(45,645)	$(1,199,836)	$(2,538,973)	$54,390,533	$962,863	$1,387,905

2065 Retirement Fund*
Bond Fund	$-	$72,919	$-	$(1,931)	$-	$70,988	$1,589	$-
Equity Index Fund	-	406,972	-	(12,562)	-	394,410	6,645	8,012
International Fund	-	244,574	-	(7,604)	-	236,970	6,005	802
Mid-Cap Equity Index Fund	-	290,343	-	(23,141)	-	267,202	4,084	12,827
Small Cap Equity Index Fund	-	48,170	-	(2,527)	-	45,643	-	616
Small Cap Growth Fund	-	88,332	-	(4,400)	-	83,932	301	4,811
Small Cap Value Fund	-	87,893	-	(7,678)	-	80,215	1,536	3,138

Total	$-	$1,239,203	$-	$(59,843)	$-	$1,179,360	$20,160	$30,206

Conservative Allocation Fund
Bond Fund	$52,787,947	$5,850,355	$257,205	$1,911,127	$(6,142,234)	$54,664,400	$1,259,094	$-
Equity Index Fund	45,379,902	5,600,020	1,525,308	(915,657)	(5,199,469)	46,390,104	804,291	969,677
International Fund	10,011,276	1,033,509	44,486	(937,840)	(1,074,640)	9,076,791	236,692	31,607
Mid-Cap Equity Index Fund	9,115,192	1,292,394	5,662	(1,290,549)	(1,033,659)	8,089,040	127,305	399,878
Mid-Term Bond Fund	60,659,106	6,498,015	117,613	1,754,656	(7,108,980)	61,920,410	1,141,545	-

Total	$177,953,423	$20,274,292	$1,950,275	$521,737	$(20,558,982)	$180,140,745	$3,568,927	$1,401,162

Moderate Allocation Fund
Bond Fund	$106,024,970	$5,687,294	$1,293,695	$3,266,151	$(13,628,882)	$102,643,228	$2,364,815	$-
Equity Index Fund	153,952,504	10,319,305	9,055,128	(8,036,551)	(17,113,376)	148,177,010	2,569,713	3,098,121
International Fund	43,502,009	5,526,185	(285,258)	(3,981,001)	(4,270,072)	40,491,863	1,056,157	141,037
Mid-Cap Equity Index Fund	65,738,985	8,778,097	1,167,722	(11,209,176)	(6,424,742)	58,050,886	913,916	2,870,694
Mid-Term Bond Fund	63,749,361	3,128,626	125,899	1,922,680	(7,371,420)	61,555,146	1,135,139	-

Total	$432,967,829	$33,439,507	$11,357,186	$(18,037,897)	$(48,808,492)	$410,918,133	$8,039,740	$6,109,852

Aggressive Allocation Fund
Bond Fund	$62,239,270	$2,358,655	$827,848	$1,869,892	$(6,813,606)	$60,482,059	$1,392,695	$-
Equity Index Fund	112,892,489	5,851,353	6,211,730	(4,819,364)	(11,298,061)	108,838,147	1,886,501	2,274,422
International Fund	48,007,424	4,444,298	(76,935)	(4,389,055)	(3,321,200)	44,664,532	1,164,344	155,484
Mid-Cap Equity Index Fund	64,512,611	5,747,574	1,289,337	(10,608,352)	(4,437,142)	56,504,028	889,045	2,792,569
Small Cap Growth Fund	16,387,345	1,333,090	241,376	576,168	(1,118,553)	17,419,426	64,339	1,027,261
Small Cap Value Fund	16,083,156	3,447,403	202,972	(5,198,892)	(1,104,203)	13,430,436	264,885	541,028

Total	$320,122,295	$23,182,373	$8,696,328	$(22,569,603)	$(28,092,765)	$301,338,628	$5,661,809	$6,790,764

*	Fund commenced operations on August 3, 2020.